UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2021 – APRIL 30, 2022

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds April 30, 2022 AMG FQ Global Risk-Balanced Fund

Class N: MMAVX	Class I: MMASX	Class Z: MMAFX

amgfunds.com	043022 SAR014

AMG Funds Semi-Annual Report — April 30, 2022 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	5

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	9

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	11

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	12

Detail of changes in assets for the past two fiscal periods

Financial Highlights	13

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	16

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	23

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG FQ Global Risk-Balanced Fund

Based on Actual Fund Return

Class N	1.29%	$1,000	$911	$6.11

Class I	1.04%	$1,000	$912	$4.93

Class Z	0.89%	$1,000	$913	$4.22

Based on Hypothetical 5% Annual Return

Class N	1.29%	$1,000	$1,018	$6.46

Class I	1.04%	$1,000	$1,020	$5.21

Class Z	0.89%	$1,000	$1,020	$4.46

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended April 30, 2022

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended April 30, 2022.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG FQ Global Risk-Balanced Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17

Class N	(8.88%)	(5.40%)	0.64%	2.41%

Class I	(8.81%)	(5.16%)	0.92%	2.77%

Class Z	(8.72%)	(5.00%)	1.04%	2.88%

Composite Hedged Index[18]	(7.91%)	(2.33%)	7.54%	8.18%

Composite UnHedged Index[18]	(11.63%)	(7.67%)	6.29%	6.05%

S&P 500® Index[19]	(9.65%)	0.21%	13.66%	13.67%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2022. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[4]

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[5]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[6]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[7]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[8]

Investments in commodities are subject to greater volatility than investments in traditional securities, such as stocks and bonds. Commodities are subject to risks, including but not limited to climate conditions, livestock disease, war, terrorism, political conflicts, interest rates, currency fluctuations, embargoes, tariffs and other regulatory developments.

[9]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns,

   economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[10]  Because exchange-traded funds (ETFs) incur their own costs, investing in them could result in a higher cost to the investor. Additionally, the fund will be indirectly exposed to all the risks of securities held by the ETFs.

[11]  High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[12]  The use of leverage in a Fund’s strategy, such as futures and forward commitment transactions, can magnify relatively small market movements into relatively larger losses for the Fund.

[13]  The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[14]  The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[15]  The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[16]  Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.

[17]  In managing the Fund, the Fund’s Subadviser may rely heavily on one or more quantitative models (“Model”) and information and data supplied by third parties (“Data”). When a Model or Data used in managing the Fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the Model or Data may not produce the desired results and the Fund may realize losses. In addition, any hedging based on a faulty Model or Data may prove to be unsuccessful.

3

Fund Performance Periods ended April 30, 2022 (continued)

[18]

The benchmark is composed of 60% MSCI World Index and 40% FTSE World Government Bond Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. Please go to msci.com for most current list of countries represented by the index. The FTSE World

Government Bond Index (FTSE) measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The FTSE is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. Prior to July 31, 2018, the FTSE World Government Bond Index was known as the Citigroup World Government Bond Index. Unlike the Fund, the Composite Index is unmanaged, is not available for investment and does not incur fees.

[19]

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The S&P 500® Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the S&P 500® Index is unmanaged, is not available for investment and does not incur expenses.

All MSCI data is provided ’as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The S&P 500® Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (unaudited) April 30, 2022

	Shares	Value
Exchange Traded Funds - 32.7%

iShares Global Infrastructure ETF	6,360	$310,686

iShares iBoxx High Yield Corporate Bond ETF[1,2]	28,295	2,222,006

iShares TIPS Bond ETF	37,802	4,576,688

Materials Select Sector SPDR Fund	3,688	313,591

SPDR FTSE International Government Inflation-Protected Bond ETF	22,516	1,119,946

VanEck Vectors Gold Miners ETF	8,895	311,236

VanEck Vectors Natural Resource ETF	5,944	307,959

Vanguard Global ex-U.S. Real Estate ETF	2,101	102,235

Vanguard Real Estate ETF[1]	8,140	846,071

Total Exchange Traded Funds (Cost $10,052,747)		10,110,418

	Notes
Exchange Traded Notes - 10.2%

Barclays PLC, iPath Bloomberg Commodity Index Total Return ETN, 06/12/36*	31,074	1,199,456

Deutsche Bank AG, DB Gold Double Long ETN, 02/15/38*	15,165	630,473

Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index Total Return, 10/24/22*,1	143,923	1,316,896

Total Exchange Traded Notes (Cost $1,739,512)		3,146,825

Purchased Options - 1.1%
(See Open Exchange Traded Purchased Options schedule) (Cost $233,275)		336,050

	Principal Amount	Value
Short-Term Investments - 56.9%

Joint Repurchase Agreements - 0.0%[3]

HSBC Securities USA, Inc., dated 04/29/22, due 05/02/22, 0.30% total to be received $1,644 (collateralized by various U.S. Treasuries, 0.000% - 2.875%, 09/30/23 - 02/15/50, totaling $1,677)	$1,644	$1,644

U.S. Government Obligations - 47.9%

U.S. Treasury Bills, 0.164%, 05/19/22[4,5]	2,500,000	2,499,798

U.S. Treasury Bills, 0.650%, 07/21/22[4,5]	7,650,000	7,635,989

U.S. Treasury Bills, 1.000%, 08/18/22[5]	4,690,000	4,675,957

Total U.S. Government Obligations		14,811,744

	Shares

Other Investment Companies -9.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%[6]	1,848,312	1,848,312

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37%[6]	952,161	952,161

Total Other Investment Companies		2,800,473

Total Short-Term Investments (Cost $17,616,877)		17,613,861

Total Investments - 100.9% (Cost $29,642,411)		31,207,154

Derivatives - (5.7)%[7]		(1,767,585)

Other Assets, less Liabilities - 4.8%		1,489,941

Net Assets - 100.0%		$30,929,510

*	Non-income producing security.
[1]	Some or all of these securities were held as collateral for written options as of April 30, 2022, amounting to $2,511,471 or 8.1% of net assets.
[2]	Some of these securities, amounting to $1,571 or less than 0.05% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at April 30, 2022, amounted to $2,796,623, or 9.0% of net assets.
[5]	Represents yield to maturity at April 30, 2022.
[6]	Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[7]	Includes Exchange Traded Written Options and Futures Contracts. Please refer to the Open Exchange Traded Written Options and Open Futures Contracts tables for the details.

ETF	Exchange Traded Fund
ETN	Exchange Traded Notes
SPDR	Standard & Poor’s Depositary Receipt
TIPS	Treasury Inflation-Protected Securities

The accompanying notes are an integral part of these financial statements.

5

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (continued)

Open Exchange Traded Purchased Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Cost	Value

EURO STOXX 50 (Put)	3,375	06/17/22	21	$708,750	$20,489	$11,586

EURO STOXX 50 (Put)	3,425	07/15/22	24	822,000	21,521	22,458

EURO STOXX 50 (Put)	3,575	05/20/22	17	607,750	16,583	8,106

S&P 500 Index (Put)	3,935	05/20/22	5	1,967,500	43,483	28,550

S&P 500 Index (Put)	4,085	05/20/22	5	2,042,500	35,268	47,950

S&P 500 Index (Put)	4,090	07/15/22	5	2,045,000	42,158	87,000

S&P 500 Index (Put)	4,140	06/17/22	8	3,312,000	53,773	130,400

				Total	$233,275	$336,050

Open Exchange Traded Written Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value

EURO STOXX 50 (Call)	4,125	07/15/22	24	$990,000	$7,809	$(6,001)

EURO STOXX 50 (Call)	4,200	06/17/22	21	882,000	7,074	(1,218)

EURO STOXX 50 (Call)	4,425	05/20/22	17	752,250	4,221	(36)

EURO STOXX 50 (Put)	3,175	06/17/22	21	666,750	13,571	(6,602)

EURO STOXX 50 (Put)	3,225	07/15/22	24	774,000	13,680	(14,305)

EURO STOXX 50 (Put)	3,425	05/20/22	17	582,250	12,492	(4,197)

S&P 500 Index (Call)	4,700	06/17/22	8	3,760,000	17,667	(2,584)

S&P 500 Index (Call)	4,725	05/20/22	5	2,362,500	11,762	(135)

S&P 500 Index (Call)	4,750	07/15/22	5	2,375,000	15,092	(3,575)

S&P 500 Index (Call)	4,800	05/20/22	5	2,400,000	11,417	(70)

S&P 500 Index (Put)	3,780	05/20/22	5	1,890,000	32,342	(12,540)

S&P 500 Index (Put)	3,890	07/15/22	5	1,945,000	26,742	(57,050)

S&P 500 Index (Put)	3,930	05/20/22	5	1,965,000	23,682	(27,565)

S&P 500 Index (Put)	3,995	06/17/22	8	3,196,000	35,747	(64,120)

				Total	$233,298	$(199,998)

Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)

ASX SPI 200 Index	AUD	6	Long	06/16/22	$785,224	$31,458

Australia 10-Year Bond	AUD	42	Long	06/15/22	3,683,860	(221,669)

Canadian 10-Year Bond	CAD	38	Long	06/21/22	3,737,734	(266,250)

CBOT U.S. Long Bond (CBT)	USD	27	Long	06/21/22	3,798,562	(369,104)

EURO STOXX 50	EUR	55	Long	06/17/22	2,167,711	56,645

EURO-BUXL 30-Year Bond	EUR	16	Long	06/08/22	2,886,006	(496,183)

FTSE 100 Index	GBP	5	Long	06/17/22	472,361	28,443

MINI HSI Index	HKD	12	Long	05/30/22	321,188	14,053

MINI TPX Index	JPY	35	Long	06/09/22	513,234	36,057

MSCI Emerging Markets Index	USD	35	Long	06/17/22	1,850,450	(44,404)

The accompanying notes are an integral part of these financial statements.

6

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (continued)

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)

Russell 2000® Mini Index	USD	22	Long	06/17/22	$2,047,430	$(164,650)

S&P 500 E-Mini Index	USD	31	Long	06/17/22	639,763	(9,742)

S&P/TSX 60 Index	CAD	3	Long	06/16/22	584,751	(18,042)

U.K. 10-Year Gilt	GBP	31	Long	06/28/22	4,616,904	(144,199)

					Total	$(1,567,587)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro Dollar

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	U.S. Dollar

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Exchange Traded Funds†	$10,110,418	—	—	$10,110,418

Exchange Traded Notes†	3,146,825	—	—	3,146,825

Purchased Options

Equity Contracts	249,050	$87,000	—	336,050

Short-Term Investments

Joint Repurchase Agreements	—	1,644	—	1,644

U.S. Government Obligations	—	14,811,744	—	14,811,744

Other Investment Companies	2,800,473	—	—	2,800,473

Total Investments in Securities	$16,306,766	$14,900,388	—	$31,207,154

Financial Derivative Instruments - Assets

Equity Futures Contracts	$166,656	—	—	$166,656

Financial Derivative Instruments - Liabilities

Equity Futures Contracts	(236,838)	—	—	(236,838)

Equity Written Options	(142,948)	$(57,050)	—	(199,998)

Interest Rate Futures Contracts	(1,497,405)	—	—	(1,497,405)

Total Financial Derivative Instruments	$(1,710,535)	$(57,050)	—	$(1,767,585)

†	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed listing of these securities, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

7

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at April 30, 2022:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Options purchased[1]	$336,050	Options written	$199,998

Equity contracts	Receivable for variation margin[2]	47,618	Payable for variation margin[2]	93,555

Interest rate contracts	Receivable for variation margin[2]	—	Payable for variation margin[2]	74,455

	Totals	$383,668		$368,008

For the six months ended April 30, 2022, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/Depreciation

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation

Equity contracts	Net realized loss on options purchased[1]	$(617,816)	Net change in unrealized appreciation/ depreciation on options purchased[1]	$320,819

Equity contracts	Net realized gain on options written	703,101	Net change in unrealized appreciation/ depreciation on options written	(96,501)

Interest rate contracts	Net realized loss on futures contracts	(1,060,742)	Net change in unrealized appreciation/ depreciation on futures contracts	(847,786)

Equity contracts	Net realized loss on futures contracts	(1,377,524)	Net change in unrealized appreciation/ depreciation on futures contracts	(133,439)

	Totals	$(2,352,981)		$(756,907)

1 Options purchased are included in investments at value on the Statement of Assets and Liabilities. Net realized gain/(loss) on options purchased and net change in unrealized appreciation/depreciation on options purchased are included in the net realized gain/(loss) on investments and net change in unrealized appreciation/depreciation of investments, respectively, on the Statement of Operations.

2 Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative depreciation of $(1,567,587).

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities (unaudited) April 30, 2022

AMG FQ Global Risk-Balanced Fund

Assets:

Investments at value[1] (including securities on loan valued at $1,571)	$31,207,154

Cash	89,038

Dividend and interest receivables	1,399

Securities lending income receivable	240

Receivable from affiliate	4,857

Receivable for variation margin	47,618

Prepaid expenses and other assets	8,163

Total assets	31,358,469

Liabilities:

Payable upon return of securities loaned	1,644

Payable for Fund shares repurchased	8,612

Written options[2]	199,998

Payable for variation margin	168,010

Accrued expenses:

Investment advisory and management fees	15,748

Administrative fees	3,937

Distribution fees	205

Shareholder service fees	287

Other	30,518

Total liabilities	428,959

Net Assets	$30,929,510

[1] Investments at cost	$29,642,411

[2] Premiums received	$233,298

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities (continued)

AMG FQ Global Risk-Balanced Fund

Net Assets Represent:

Paid-in capital	$35,311,320

Total distributable loss	(4,381,810)

Net Assets	$30,929,510

Class N:

Net Assets	$973,088

Shares outstanding	67,759

Net asset value, offering and redemption price per share	$14.36

Class I:

Net Assets	$1,293,045

Shares outstanding	89,672

Net asset value, offering and redemption price per share	$14.42

Class Z:

Net Assets	$28,663,377

Shares outstanding	1,989,083

Net asset value, offering and redemption price per share	$14.41

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations (unaudited) For the six months ended April 30, 2022

AMG FQ Global Risk-Balanced Fund

Investment Income:

Dividend income	$325,721

Interest income	8,462

Securities lending income	10,479

Total investment income	344,662

Expenses:

Investment advisory and management fees	102,642

Administrative fees	25,661

Distribution fees - Class N	1,356

Shareholder servicing fees - Class N	814

Shareholder servicing fees - Class I	1,219

Professional fees	17,693

Custodian fees	9,557

Registration fees	8,105

Reports to shareholders	6,853

Transfer agent fees	4,701

Trustee fees and expenses	1,212

Miscellaneous	1,681

Total expenses before offsets	181,494

Expense reimbursements	(25,842)

Expense reductions	(530)

Net expenses	155,122

Net investment income	189,540

Net Realized and Unrealized Loss:

Net realized gain on investments	223,179

Net realized loss on futures contracts	(2,438,266)

Net realized gain on written options	703,101

Net realized loss on foreign currency transactions	(48,367)

Net change in unrealized appreciation/depreciation on investments	(546,686)

Net change in unrealized appreciation/depreciation on futures contracts	(981,225)

Net change in unrealized appreciation/depreciation on written options	(96,501)

Net change in unrealized appreciation/depreciation on foreign currency translations	1,372

Net realized and unrealized loss	(3,183,393)

Net decrease in net assets resulting from operations	$(2,993,853)

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021

	AMG FQ Global Risk-Balanced Fund

	April 30, 2022	October 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$189,540	$442,188

Net realized gain (loss) on investments	(1,560,353)	3,472,385

Net change in unrealized appreciation/depreciation on investments	(1,623,040)	2,363,763

Net increase (decrease) in net assets resulting from operations	(2,993,853)	6,278,336

Distributions to Shareholders:

Class N	—	(3,955)

Class I	(4,193)	(10,887)

Class Z	(133,868)	(298,407)

Total distributions to shareholders	(138,061)	(313,249)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(2,339,678)	(8,394,212)

Total decrease in net assets	(5,471,592)	(2,429,125)

Net Assets:

Beginning of period	36,401,102	38,830,227

End of period	$30,929,510	$36,401,102

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

12

AMG FQ Global Risk-Balanced Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)	For the fiscal years ended October 31,
Class N		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$15.76	$13.57	$16.54	$14.56	$15.77	$13.89

Income (loss) from Investment Operations:

Net investment income[1,2]	0.06	0.11	0.02	0.21	0.26	0.11

Net realized and unrealized gain (loss) on investments	(1.46)	2.13	(2.41)	2.06	(1.43)	1.91

Total income (loss) from investment operations	(1.40)	2.24	(2.39)	2.27	(1.17)	2.02

Less Distributions to Shareholders from:

Net investment income	–	(0.05)	(0.58)	(0.29)	(0.04)	(0.14)

Net Asset Value, End of Period	$14.36	$15.76	$13.57	$16.54	$14.56	$15.77

Total Return[2,3]	(8.88)%[4]	16.52%	(15.01)%	15.98%	(7.43)%	14.69%

Ratio of net expenses to average net assets	1.29%[5,6]	1.29%[6]	1.28%[6]	1.29%	1.29%	1.33%

Ratio of gross expenses to average net assets[7]	1.44%[5]	1.43%	1.45%	1.41%	1.37%	1.39%

Ratio of net investment income to average net assets[2]	0.73%[5]	0.75%	0.17%	1.38%	1.67%	0.76%

Portfolio turnover	4%[4]	35%	193%	15%	27%	26%

Net assets end of period (000’s) omitted	$973	$1,175	$1,110	$2,340	$1,870	$2,200

The accompanying notes are an integral part of these financial statements.

13

AMG FQ Global Risk-Balanced Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)		For the fiscal years ended October 31,
Class I			2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$15.84		$13.65	$16.62	$14.64	$15.83	$13.97

Income (loss) from Investment Operations:

Net investment income[1,2]	0.08		0.15	0.06	0.25	0.30	0.16

Net realized and unrealized gain (loss) on investments	(1.46)		2.13	(2.42)	2.06	(1.44)	1.92

Total income (loss) from investment operations	(1.38)		2.28	(2.36)	2.31	(1.14)	2.08

Less Distributions to Shareholders from:

Net investment income	(0.04)		(0.09)	(0.61)	(0.33)	(0.05)	(0.22)

Net Asset Value, End of Period	$14.42		$15.84	$13.65	$16.62	$14.64	$15.83

Total Return[2,3]	(8.81)%[4]		16.85%	(14.75)%	16.23%	(7.20)%	15.14%

Ratio of net expenses to average net assets	1.04	%5,[6]	1.04%[6]	1.03%[6]	1.04%	1.04%	0.99%

Ratio of gross expenses to average net assets[7]	1.19%[5]		1.18%	1.20%	1.16%	1.12%	1.05%

Ratio of net investment income to average net assets[2]	0.98%[5]		1.00%	0.42%	1.63%	1.92%	1.09%

Portfolio turnover	4%[4]		35%	193%	15%	27%	26%

Net assets end of period (000’s) omitted	$1,293		$1,695	$1,528	$2,182	$1,484	$1,420

14

AMG FQ Global Risk-Balanced Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)	For the fiscal years ended October 31,
Class Z		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$15.85	$13.66	$16.62	$14.64	$15.87	$14.00

Income (loss) from Investment Operations:

Net investment income[1,2]	0.09	0.18	0.08	0.28	0.32	0.18

Net realized and unrealized gain (loss) on investments	(1.47)	2.13	(2.40)	2.05	(1.44)	1.92

Total income (loss) from investment operations	(1.38)	2.31	(2.32)	2.33	(1.12)	2.10

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.12)	(0.64)	(0.35)	(0.11)	(0.23)

Net Asset Value, End of Period	$14.41	$15.85	$13.66	$16.62	$14.64	$15.87

Total Return[2,3]	(8.72)%[4]	16.94%	(14.57)%	16.43%	(7.13)%	15.23%

Ratio of net expenses to average net assets	0.89%[5,6]	0.89%[6]	0.88%[6]	0.89%	0.89%	0.89%

Ratio of gross expenses to average net assets[7]	1.04%[5]	1.03%	1.05%	1.01%	0.97%	0.95%

Ratio of net investment income to average net assets[2]	1.13%[5]	1.15%	0.57%	1.78%	2.07%	1.19%

Portfolio turnover	4%[4]	35%	193%	15%	27%	26%

Net assets end of period (000’s) omitted	$28,663	$33,531	$36,192	$49,163	$50,058	$59,712

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2022 and the fiscal year ended 2021 and 0.01% for the fiscal year ended 2020.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

15

Notes to Financial Statements (unaudited) April 30, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG FQ Global Risk-Balanced Fund (the “Fund”).

The Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Fund and thus Fund performance.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including option contracts, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is

16

Notes to Financial Statements (continued)

assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended April 30, 2022, the impact on the expenses and expense ratios was $530 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in

December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences during the year. Temporary differences are due to wash sale loss deferrals and mark-to-market of futures and option contracts.

At April 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$29,642,411	$2,308,853	$(2,278,397)	$30,456

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2021, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$1,551,487	$1,042,381	$2,593,868

17

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021, the capital stock transactions by class for the Fund were as follows:

	April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	275	$4,313	749	$11,582

Reinvestment of distributions	—	—	266	3,954

Cost of shares repurchased	(7,085)	(110,770)	(8,209)	(126,970)

Net decrease	(6,810)	$(106,457)	(7,194)	$(111,434)

Class I:

Proceeds from sale of shares	20,745	$326,736	31,539	$481,176

Reinvestment of distributions	264	4,193	731	10,887

Cost of shares repurchased	(38,303)	(594,909)	(37,246)	(575,454)

Net decrease	(17,294)	$(263,980)	(4,976)	$(83,391)

Class Z:

Proceeds from sale of shares	16,740	$259,552	32,766	$489,806

Reinvestment of distributions	8,364	132,646	19,957	296,758

Cost of shares repurchased	(151,574)	(2,361,439)	(587,465)	(8,985,951)

Net decrease	(126,470)	$(1,969,241)	(534,742)	$(8,199,387)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2022, the market value of Repurchase Agreements outstanding for the Fund was $1,644.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is

18

Notes to Financial Statements (continued)

responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by First Quadrant, L.P. (“First Quadrant”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in First Quadrant.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended April 30, 2022, the Fund paid an investment management fee at the annual rate of 0.60% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to the annual rate of 0.89% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At April 30, 2022, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$62,249

1-2 years	63,357

2-3 years	54,170

Total	$179,776

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2022, were as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.15%	0.15%

Class I	0.15%	0.15%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the

19

Notes to Financial Statements (continued)

operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively.

The Fund utilized the interfund loan program during the six months ended April 30, 2022 as follows:

Average Lent	Number of Days	Interest Earned	Average Interest Rate

$399,541	8	$94	1.070%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2022, were $723,148 and $10,420,117, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2022.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2022, were as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$1,571	$1,644	—	$1,644

5. FOREIGN SECURITIES

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Fund’s investments in emerging market countries are exposed to additional risks. The Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

7. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the Fund’s Schedule of Portfolio Investments.

20

Notes to Financial Statements (continued)

For the six months ended April 30, 2022, the average quarterly balances of derivative financial instruments outstanding were as follows:

Financial Futures Contracts

Average number of contracts purchased	424

Average notional value of contracts purchased	$34,311,250

Options

Average value of option contracts purchased	$248,272

Average value of option contracts written	$211,274

9. FUTURES CONTRACTS

The Fund entered into futures contracts, including futures contracts on fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices). The Fund purchased and sold futures contracts to achieve desired levels of investment. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. As of April 30, 2022, the Fund had securities deposited with the futures broker valued at $2,796,623 reported as Investments at value in the Statement of Assets and Liabilities.

Variation margin on futures contracts is recorded as unrealized appreciation or depreciation until the futures contract is closed or expired. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as Receivable for variation margin or Payable for variation margin, and in the Statement of Operations as Net change in unrealized appreciation (depreciation) on futures contracts until the contracts are closed, when they are recorded as Net realized gain or loss on futures contracts.

10. OPTIONS

The Fund may purchase and write call options and put options on a variety of underlying securities and instruments, including, but not limited to, specific securities, securities indices, futures contracts and foreign currencies. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying security or instrument at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security or instrument at the agreed-upon price during the option period. Options purchased are recorded as an asset, while options written (sold) are recorded as liabilities. When the Fund writes options it bears the risk of an unfavorable change in the market value of the instrument underlying the written option. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

11. EXCHANGE TRADED NOTES

The Fund invests in Exchange Traded Notes (“ETNs”). ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. There are no periodic interest payments, and principal is not protected. The Fund could lose some or all of the amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays the Fund a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s fee. ETNs are subject to the risk of a breakdown in the futures markets that they use. As a means to obtain commodity exposure, the Fund invests in ETNs linked to commodity indices. The Fund may be exposed to a wide variety of commodity sectors, including, without limitation, agriculture, livestock, base/industrial metals, oil, energy and precious metals. Commodity prices, and the value of stocks of companies exposed to commodities, can be extremely volatile and are affected by a wide range of factors.

12. MARKET, CREDIT AND COUNTERPARTY RISKS

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to market fluctuations and is exposed to credit risk with parties with whom it trades (issuers or counterparties). Market prices of investments held by the Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The Fund may be exposed to credit or counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default or not perform under the contract. The Fund minimizes credit risk and counterparty risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and the respective counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to

21

Notes to Financial Statements (continued)

maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of the ISDA Master Agreement, which requires accelerated settlement of all outstanding transactions under the applicable ISDA

Master Agreement. Any election to terminate early could be material to the financial statements.

13. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program, Repurchase Agreements and derivatives, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions and for futures transactions, see Notes 4 and 9, respectively.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2022:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

HSBC Securities USA, Inc.	$1,644	—	$1,644	$1,644	—

14. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements, except for on June 22, 2022, the Board approved a plan to liquidate and terminate the Fund; which is expected to occur on or about August 19, 2022.

22

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

23

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

First Quadrant, L.P.

800 E. Colorado Boulevard, Suite 900

Pasadena, CA 91101

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at amgfunds.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	043022 SAR014

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2022

AMG GW&K Core Bond ESG Fund

Class N: MBGVX    |    Class I: MBDFX    |    Class Z: MBDLX

AMG GW&K Emerging Markets Equity Fund

Class N: TLEVX    |    Class I: TLESX    |    Class Z: TLEIX

AMG GW&K Emerging Wealth Equity Fund

Class N: TYWVX    |    Class I: TYWSX    |    Class Z: TYWIX

AMG GW&K Small/Mid Cap Growth Fund

Class N: ACWDX    |    Class I: ACWIX    |    Class Z: ACWZX

amgfunds.com	043022 SAR069

AMG Funds
Semi-Annual Report — April 30, 2022 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K Core Bond ESG Fund	5

AMG GW&K Emerging Markets Equity Fund	9

AMG GW&K Emerging Wealth Equity Fund	13

AMG GW&K Small/Mid Cap Growth Fund	17

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	20

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	22

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	23

Detail of changes in assets for the past two fiscal periods

Financial Highlights	25

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	37

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	44

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG

Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG GW&K Core Bond ESG Fund

Based on Actual Fund Return

Class N	0.88%	$1,000	$899	$4.14

Class I	0.56%	$1,000	$899	$2.64

Class Z	0.48%	$1,000	$900	$2.26

Based on Hypothetical 5% Annual Return

Class N	0.88%	$1,000	$1,020	$4.41

Class I	0.56%	$1,000	$1,022	$2.81

Class Z	0.48%	$1,000	$1,022	$2.41
AMG GW&K Emerging Markets Equity Fund

Based on Actual Fund Return

Class N	1.27%	$1,000	$814	$5.71

Class I	0.96%	$1,000	$814	$4.32

Class Z	0.87%	$1,000	$816	$3.92

Based on Hypothetical 5% Annual Return

Class N	1.27%	$1,000	$1,019	$6.36

Class I	0.96%	$1,000	$1,020	$4.81

Class Z	0.87%	$1,000	$1,020	$4.36
AMG GW&K Emerging Wealth Equity Fund

Based on Actual Fund Return

Class N	1.23%	$1,000	$789	$5.46

Class I	0.94%	$1,000	$791	$4.17

Class Z	0.83%	$1,000	$792	$3.69

Based on Hypothetical 5% Annual Return

Class N	1.23%	$1,000	$1,019	$6.16

Class I	0.94%	$1,000	$1,020	$4.71

Class Z	0.83%	$1,000	$1,021	$4.16

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG GW&K Small/Mid Cap Growth Fund

Based on Actual Fund Return

Class N	1.00%	$1,000	$787	$4.43

Class I	0.87%	$1,000	$787	$3.85

Class Z	0.82%	$1,000	$787	$3.63

Based on Hypothetical 5% Annual Return

Class N	1.00%	$1,000	$1,020	$5.01

Class I	0.87%	$1,000	$1,021	$4.36

Class Z	0.82%	$1,000	$1,021	$4.11

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)
Periods ended April 30, 2022

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2022.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K Core Bond ESG Fund[2,3,4,5,6,7,8,9]

Class N	(10.13%)	(9.52%)	0.74%	—	0.89%	05/08/15

Class I	(10.07%)	(9.31%)	1.07%	1.70%	5.15%	04/30/93

Class Z	(10.05%)	(9.25%)	1.12%	—	1.28%	05/08/15

Bloomberg U.S. Aggregate Bond Index[19]	(9.47%)	(8.51%)	1.20%	1.73%	4.68%	04/30/93†

AMG GW&K Emerging Markets Equity Fund2, [6,8,10,11,12,13,14,15,16,17]

Class N	(18.63%)	(26.48%)	2.10%	0.97%	0.40%	03/01/12

Class I	(18.62%)	(26.34%)	2.37%	1.28%	0.05%	03/01/11

Class Z	(18.44%)	(26.21%)	2.50%	1.41%	0.16%	03/01/11

MSCI Emerging Markets Index[20]	(14.15%)	(18.33%)	4.32%	2.89%	2.12%	03/01/11†

AMG GW&K Emerging Wealth Equity Fund6, [8,10,11,13,15,16,17]

Class N	(21.06%)	(32.10%)	1.99%	—	2.77%	03/19/15

Class I	(20.91%)	(31.87%)	2.28%	—	3.05%	03/19/15

Class Z	(20.81%)	(31.76%)	2.40%	—	3.16%	03/19/15

MSCI Emerging Markets Index[20]	(14.15%)	(18.33%)	4.32%	2.89%	3.93%	03/19/15†

AMG GW&K Small/Mid Cap Growth Fund2, [4,8,12,13,14,15,16,17,18]

Class N	(21.34%)	(12.80%)	11.02%	10.94%	10.48%	11/03/10

Class I	(21.32%)	(12.67%)	11.22%	11.18%	9.13%	06/01/11

Class Z	(21.26%)	—	—	—	(18.83%)	08/31/21

Russell 2500® Growth Index[21]	(25.96%)	(23.08%)	10.12%	11.43%	11.91%	11/03/10†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2022. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

3  To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.

[4] Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.

[5] The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[6] The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[7] Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[8] Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[9] Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.

[10] The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[11] The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on

3

Fund Performance
Periods ended April 30, 2022 (continued)

   repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[12] The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[13] Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[14]  Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

[15]  The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[16]  Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[17]  The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[18]  As of March 19, 2021, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to March 19, 2021, the Fund was known as the AMG Managers LMCG Small Cap Growth Fund and had different principal investment strategies and corresponding risks. Effective March 19, 2021, the Fund changed its name to AMG GW&K Small Cap Fund II. Effective May 21, 2021, the Fund changed its name to AMG GW&K Small/Mid Cap Growth Fund and made changes to its principal investment strategies. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous subadvisor, LMCG Investments, LLC. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[19]  The Bloomberg U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[20]  The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI Emerging Markets Index is unmanaged, is not available for investment and does not incur expenses.

[21]  The Russell 2500® Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2500® Growth Index is unmanaged, is not available for investment and does not incur expenses.

“Bloomberg” and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The Russell Indices are a trademark of London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG GW&K Core Bond ESG Fund
Fund Snapshots (unaudited)
April 30, 2022

PORTFOLIO BREAKDOWN

Category	% of Net Assets

U.S. Government and Agency Obligations	49.2

Corporate Bonds and Notes	39.0

Municipal Bonds	7.7

Foreign Government Obligations	0.8

Short-Term Investments	2.4

Other Assets Less Liabilities	0.9

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	50.9

Aaa/AAA	3.2

Aa/AA	12.8

A	7.8

Baa/BBB	25.3

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

U.S. Treasury Notes, 2.000%, 06/30/24	3.8

U.S. Treasury Bonds, 2.250%, 05/15/41	3.4

U.S. Treasury Bonds, 6.250%, 08/15/23	3.1

FHLMC, 3.500%, 10/01/45	2.6

The Bank of Nova Scotia, 0.786%, 03/02/26 (Canada)	2.4

U.S. Treasury Bonds, 6.750%, 08/15/26	2.3

U.S. Treasury Bonds, 1.875%, 02/15/51	2.1

Verizon Communications, Inc., 3.875%, 02/08/29	2.1

California State General Obligation, School Improvements, 7.550%, 04/01/39	2.0

FHLMC, 3.000%, 11/01/49	1.9

Top Ten as a Group	25.7

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2022

	Principal Amount	Value

Corporate Bonds and Notes - 39.0%

Financials - 12.4%

Air Lease Corp.
MTN, 3.000%, 02/01/30	$2,073,000	$1,803,665

American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	973,000	838,093

Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[1,3]	1,600,000	1,504,937

The Bank of New York Mellon Corp.
MTN, 2.450%, 08/17/26	937,000	901,989
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	460,000	458,850

The Bank of Nova Scotia (Canada)
(SOFR + 0.545%), 0.786%, 03/02/26[3]	3,936,000	3,888,678

Boston Properties, LP
3.400%, 06/21/29	1,841,000	1,719,586

Crown Castle International Corp.
4.000%, 03/01/27	1,800,000	1,771,661

The Goldman Sachs Group, Inc.
3.500%, 11/16/26	2,676,000	2,609,504

MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3]	1,409,000	1,341,791

The Toronto-Dominion Bank, MTN (Canada)
(SOFR + 0.350%), 0.611%, 09/10/24[3]	1,951,000	1,931,547

Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then SOFR + 4.502%), 5.013%, 04/04/51[1,3]	1,411,000	1,467,477

Total Financials		20,237,778

Industrials - 25.1%

Anglo American Capital PLC (United Kingdom)
2.875%, 03/17/31[4]	919,000	790,555

ArcelorMittal, S.A. (Luxembourg)
4.250%, 07/16/29	857,000	830,514

Ashtead Capital, Inc.
1.500%, 08/12/26[4]	986,000	877,091

AT&T, Inc.
4.300%, 12/15/42	1,710,000	1,561,220

Block Financial LLC
3.875%, 08/15/30	1,767,000	1,639,778

Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.875%, 01/15/27	1,808,000	1,763,418

CF Industries, Inc.
5.375%, 03/15/44	1,525,000	1,546,981

	Principal Amount	Value

Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, 01/15/29	$2,000,000	$1,704,256

CommonSpirit Health
3.347%, 10/01/29	1,737,000	1,616,535

CVS Health Corp.
5.125%, 07/20/45	1,735,000	1,736,500

Dell International LLC/EMC Corp.
6.200%, 07/15/30	1,512,000	1,631,631

Discovery Communications LLC
3.950%, 03/20/28	1,766,000	1,697,776

The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,207,000	1,597,321

Freeport-McMoRan, Inc.
4.625%, 08/01/30	1,719,000	1,660,519

GLP Capital LP/GLP Financing II, Inc.
5.375%, 04/15/26	2,610,000	2,662,584

HCA, Inc.
4.125%, 06/15/29	842,000	805,592
4.500%, 02/15/27	874,000	876,637

Kraft Heinz Foods Co.
5.000%, 06/04/42	1,682,000	1,617,938

Merck & Co., Inc.
1.900%, 12/10/28	1,897,000	1,709,876

Microsoft Corp.
2.525%, 06/01/50	2,165,000	1,623,292

Parker-Hannifin Corp.
3.250%, 06/14/29	1,773,000	1,656,260

Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	1,010,000	812,210

Sonoco Products Co.
2.850%, 02/01/32	1,852,000	1,618,849

Sysco Corp.
2.400%, 02/15/30	2,284,000	2,002,521

Verizon Communications, Inc.
3.875%, 02/08/29	3,403,000	3,356,295

Walgreens Boots Alliance, Inc.
4.800%, 11/18/44	1,593,000	1,505,468

Total Industrials		40,901,617

Utilities - 1.5%

Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[1,2,3]	978,000	933,990

National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	2,024,000	1,612,969

Total Utilities		2,546,959

Total Corporate Bonds and Notes
(Cost $71,785,404)		63,686,354

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Municipal Bonds - 7.7%

California Health Facilities Financing Authority
4.190%, 06/01/37	$775,000	$750,484

California State General Obligation, School Improvements
7.550%, 04/01/39	2,410,000	3,342,075

JobsOhio Beverage System
Series B, 4.532%, 01/01/35	1,705,000	1,764,508

Los Angeles Unified School District, School Improvements
5.750%, 07/01/34	1,775,000	1,989,147

Massachusetts School Building Authority
Series B, 1.753%, 08/15/30	2,017,000	1,773,725

University of California, University & College Improvements
Series BD, 3.349%, 07/01/29	2,935,000	2,827,429

Total Municipal Bonds
(Cost $13,205,627)		12,447,368

U.S. Government and Agency Obligations - 49.2%

Fannie Mae - 19.9%

FNMA
2.000%, 02/01/36 to 10/01/50	2,137,602	1,945,715
3.000%, 06/01/38	1,301,334	1,260,949
3.500%, 03/01/30 to 03/01/48	9,144,071	9,052,174
4.000%, 03/01/44 to 01/01/51	8,185,446	8,268,320
4.500%, 04/01/39 to 07/01/48	9,111,939	9,498,390
5.000%, 07/01/47 to 02/01/49	2,367,861	2,494,809

Total Fannie Mae		32,520,357

Freddie Mac - 10.5%

FHLMC
2.500%, 10/01/34 to 08/01/50	4,600,867	4,359,220
3.000%, 11/01/49 to 03/01/50	4,401,800	4,181,494
3.500%, 10/01/45	4,222,433	4,170,548
4.000%, 07/01/48 to 09/01/50	1,420,561	1,432,173
5.000%, 07/01/44	1,444,676	1,532,939

FHLMC Gold Pool
3.500%, 07/01/32 to 05/01/44	1,474,643	1,476,712

Total Freddie Mac		17,153,086

	Principal Amount	Value

U.S. Treasury Obligations - 18.8%

U.S. Treasury Bonds
1.875%, 02/15/51	$4,302,000	$3,371,524
2.250%, 05/15/41	6,437,000	5,577,560
3.125%, 05/15/48	1,998,000	2,014,702
5.000%, 05/15/37	2,140,000	2,681,771
6.250%, 08/15/23	4,868,000	5,104,745
6.750%, 08/15/26	3,254,000	3,748,328

U.S. Treasury Floating Rate Note
(U.S. Treasury 3-month Bill Money Market Yield + 0.049%), 0.064%, 01/31/233	1,964,000	1,966,174

U.S. Treasury Notes
2.000%, 06/30/24	6,268,000	6,167,614

Total U.S. Treasury Obligations		30,632,418

Total U.S. Government and Agency Obligations
(Cost $86,415,027)		80,305,861

Foreign Government Obligation - 0.8%

The Korea Development Bank (South Korea)
0.500%, 10/27/23
(Cost $1,383,260)	1,385,000	1,336,622

Short-Term Investments - 2.4%

Repurchase Agreements - 2.4%

Fixed Income Clearing Corp., dated 04/29/2022 due 05/02/2022, 0.13% total to be received $4,000,043 (collateralized by a U.S. Treasury, 4.500%, 05/15/38, totaling $4,080,019)	4,000,000	4,000,000

Total Short-Term Investments
(Cost $4,000,000)		4,000,000

Total Investments - 99.1%
(Cost $176,789,318)		161,776,205

Other Assets, less Liabilities - 0.9%		1,426,356

Net Assets - 100.0%		$163,202,561

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date.

[2]	Perpetuity Bond. The date shown represents the next call date.

[3]

Variable rate security. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $1,667,646 or 1.0% of net assets.

CMT	Constant Maturity Treasury

FHLMC	Freddie Mac

FNMA	Fannie Mae

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	–	$63,686,354	–	$63,686,354

Municipal Bonds†	–	12,447,368	–	12,447,368

U.S. Government and Agency Obligations†	–	80,305,861	–	80,305,861

Foreign Government Obligation†	–	1,336,622	–	1,336,622

Short-Term Investments

Repurchase Agreements	–	4,000,000	–	4,000,000

Total Investments in Securities	–	$161,776,205	–	$161,776,205

†

All corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Emerging Markets Equity Fund
Fund Snapshots (unaudited)
April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	25.5

Information Technology	23.4

Consumer Discretionary	20.9

Communication Services	10.8

Consumer Staples	6.9

Health Care	4.3

Energy	3.5

Industrials	2.5

Real Estate	0.8

Short-Term Investments	1.1

Other Assets Less Liabilities	0.3

TOP TEN HOLDINGS

Security Name	% of Net Assets

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	8.7

Samsung Electronics Co., Ltd. (South Korea)	6.3

HDFC Bank, Ltd. (India)	3.7

Alibaba Group Holding, Ltd. (China)	3.6

Reliance Industries, Ltd. (India)	3.5

Tencent Holdings, Ltd. (China)	3.5

Housing Development Finance Corp., Ltd. (India)	3.4

SK Hynix, Inc. (South Korea)	2.6

Baidu, Inc., Class A (China)	2.6

Prosus, N.V. (Netherlands)	2.5

Top Ten as a Group	40.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2022

	Shares	Value

Common Stocks - 98.6%

Communication Services - 10.8%

Baidu, Inc., Class A (China)*	84,616	$1,349,093

Kingsoft Corp., Ltd. (China)	201,200	603,803

Kuaishou Technology (China)*,1	20,900	170,665

MultiChoice Group (South Africa)	81,758	669,388

NetEase, Inc. (China)	35,225	674,745

Sea, Ltd., ADR (Singapore)*	1,900	157,244

Tencent Holdings, Ltd. (China)	38,506	1,814,591

Tencent Music Entertainment Group, ADR (China)*	56,372	239,581

Total Communication Services		5,679,110

Consumer Discretionary - 20.9%

Alibaba Group Holding, Ltd. (China)*	155,728	1,899,522

Feng TAY Enterprise Co., Ltd. (Taiwan)	97,355	626,781

Haidilao International Holding, Ltd. (China)[1]	81,000	157,221

Huazhu Group, Ltd., ADR (China)	16,500	498,960

JD.com, Inc., Class A (China)*	21,652	675,078

Li Ning Co., Ltd. (China)	91,000	709,269

MakeMyTrip, Ltd. (India)*	30,248	770,417

Midea Group Co., Ltd., Class A (China)	75,485	647,882

Naspers, Ltd., N Shares (South Africa)	1,649	166,311

Pepco Group, N.V. (United Kingdom)*,1	26,117	243,907

Prosus, N.V. (Netherlands)[2]	27,012	1,302,753

Sands China, Ltd. (Macau)*	408,000	899,304

Shenzhou International Group Holdings, Ltd. (China)	11,460	155,500

Trip.com Group, Ltd., ADR (China)*	44,677	1,056,611

Yum China Holdings, Inc. (China)	27,117	1,133,491

Total Consumer Discretionary		10,943,007

Consumer Staples - 6.9%

Angel Yeast Co., Ltd., Class A (China)	34,000	197,304

Bid Corp., Ltd. (South Africa)	38,693	809,754

CP All PCL (Thailand)	156,468	295,011

CP All PCL, Foreign Shares (Thailand)	19,100	36,248

Dino Polska, S.A. (Poland)*,1,2	6,151	397,919

Fomento Economico Mexicano, S.A.B de CV (Mexico)	83,096	621,515

Orion Corp. (South Korea)	6,585	490,809

Vietnam Dairy Products JSC (Vietnam)	44,800	144,438

Wal-Mart de Mexico, S.A.B. de CV (Mexico)	174,873	619,830

Total Consumer Staples		3,612,828

Energy - 3.5%

Reliance Industries, Ltd. (India)	50,688	1,836,551

	Shares	Value

Financials - 25.5%

AIA Group, Ltd. (Hong Kong)	121,768	$1,196,220

B3, S.A. - Brasil Bolsa Balcao (Brazil)	80,500	216,558

Banco Bradesco, S.A., ADR (Brazil)	211,183	760,259

Bank Mandiri Persero Tbk PT (Indonesia)	1,815,216	1,114,606

Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,180,836	726,626

BDO Unibank, Inc. (Philippines)	368,390	910,317

China International Capital Corp., Ltd., Class H (China)[1]	526,000	1,054,301

East Money Information Co., Ltd., Class A (China)	108,000	368,267

Grupo Financiero Banorte, S.A.B de CV, Class O (Mexico)	124,442	820,202

HDFC Bank, Ltd. (India)	109,440	1,962,022

HDFC Life Insurance Co., Ltd. (India)[1]	49,500	375,329

Housing Development Finance Corp., Ltd. (India)	60,869	1,756,189

OTP Bank Plc (Hungary)*	20,973	625,613

Ping An Insurance Group Co. of China, Ltd., Class H (China)	82,500	521,459

XP, Inc., Class A (Brazil)*	39,406	969,782

Total Financials		13,377,750

Health Care - 4.3%

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	99,000	554,292

CSPC Pharmaceutical Group, Ltd. (China)	293,408	299,964

Fleury, S.A. (Brazil)	171,322	501,427

Jinxin Fertility Group, Ltd. (China)*,1	107,500	67,380

Lepu Medical Technology Beijing Co., Ltd., Class A (China)	53,500	137,629

Odontoprev, S.A. (Brazil)	275,342	571,407

Syngene International, Ltd. (India)*,1	15,110	122,973

Total Health Care		2,255,072

Industrials - 2.5%

Copa Holdings, S.A., Class A (Panama)*	3,500	263,795

Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)	68,255	1,051,528

Total Industrials		1,315,323

Information Technology - 23.4%

Advantech Co., Ltd. (Taiwan)	26,727	332,234

Delta Electronics, Inc. (Taiwan)	69,100	576,818

Infosys, Ltd., Sponsored ADR (India)	23,276	462,494

MediaTek, Inc. (Taiwan)	29,000	799,472

Pagseguro Digital, Ltd., Class A (Brazil)*	10,388	152,808

Samsung Electronics Co., Ltd. (South Korea)	61,567	3,281,126

SK Hynix, Inc. (South Korea)	15,684	1,374,359

The accompanying notes are an integral part of these financial statements.

10

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 23.4% (continued)

Sunny Optical Technology Group Co., Ltd. (China)	9,276	$135,187

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	253,632	4,586,341

Tata Consultancy Services, Ltd. (India)	9,134	420,971

Yeahka, Ltd. (China)*	49,200	127,986

Total Information Technology		12,249,796

Real Estate - 0.8%

Greentown Service Group Co., Ltd. (China)	410,023	408,190

Total Common Stocks
(Cost $49,645,453)		51,677,627

	Principal Amount

Short-Term Investments - 1.1%

Joint Repurchase Agreements - 0.3%[3]

Citigroup Global Markets, Inc., dated 04/29/22, due 05/02/22, 0.300% total to be received $177,825 (collateralized by various U.S. Treasuries, 0.000% - 2.375%, 05/03/22 - 02/15/52, totaling $181,377)	$177,821	177,821

	Principal Amount	Value

Repurchase Agreements - 0.8%

Fixed Income Clearing Corp., dated 04/29/2022 due 05/02/2022, 0.13% total to be received $420,005 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $428,437)	$420,000	$420,000

Total Short-Term Investments
(Cost $597,821)		597,821

Total Investments - 99.7%
(Cost $50,243,274)		52,275,448

Other Assets, less Liabilities - 0.3%		167,806

Net Assets - 100.0%		$52,443,254

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $2,589,695 or 4.9% of net assets.

[2]	Some of these securities, amounting to $147,075 or 0.3% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

11

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Financials	$2,766,801	$10,610,949	–	$13,377,750

Information Technology	615,302	11,634,494	–	12,249,796

Consumer Discretionary	3,459,479	7,483,528	–	10,943,007

Communication Services	1,066,213	4,612,897	–	5,679,110

Consumer Staples	2,087,347	1,525,481	–	3,612,828

Health Care	1,627,126	627,946	–	2,255,072

Energy	–	1,836,551	–	1,836,551

Industrials	1,315,323	–	–	1,315,323

Real Estate	–	408,190	–	408,190

Short-Term Investments

Joint Repurchase Agreements	–	177,821	–	177,821

Repurchase Agreements	–	420,000	–	420,000

Total Investments in Securities	$12,937,591	$39,337,857	–	$52,275,448

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2022, was as follows:

Country	% of Long-Term Investments

Brazil	6.1

China	30.3

Hong Kong	2.3

Hungary	1.2

India	14.9

Indonesia	3.6

Macau	1.7

Mexico	6.0

Netherlands	2.5

Panama	0.5

Philippines	1.8

Country	% of Long-Term Investments

Poland	0.8

Singapore	0.3

South Africa	3.2

South Korea	10.0

Taiwan	13.4

Thailand	0.6

United Kingdom	0.5

Vietnam	0.3

100.0

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K Emerging Wealth Equity Fund
Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Consumer Discretionary	30.3

Financials	23.5

Information Technology	13.7

Communication Services	11.0

Consumer Staples	7.0

Health Care	5.9

Industrials	2.4

Materials	2.0

Short-Term Investments	1.5

Other Assets Less Liabilities	2.7

TOP TEN HOLDINGS

Security Name	% of Net Assets

Trip.com Group, Ltd., ADR (China)	5.4

Yum China Holdings, Inc. (China)	5.2

Sands China, Ltd. (Macau)	4.9

Tencent Holdings, Ltd. (China)	4.9

Kotak Mahindra (India)	4.6

QUALCOMM, Inc. (United States)	4.4

HDFC Bank, Ltd., ADR (India)	4.2

AIA Group, Ltd. (Hong Kong)	4.1

Alibaba Group Holding, Ltd. (China)	4.0

Infineon Technologies AG (Germany)	3.6

Top Ten as a Group	45.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

13

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2022

	Shares	Value

Common Stocks - 95.8%

Communication Services - 11.0%

Baidu, Inc., Class A (China)*	282,500	$4,504,099

Kingsoft Corp., Ltd. (China)	467,900	1,404,173

Sea, Ltd., ADR (Singapore)*	30,450	2,520,042

Tencent Holdings, Ltd. (China)	150,440	7,089,468

The Walt Disney Co. (United States)*	2,868	320,155

Total Communication Services		15,837,937

Consumer Discretionary - 30.3%

Alibaba Group Holding, Ltd. (China)*	478,448	5,835,960

Eicher Motors, Ltd. (India)	40,280	1,374,124

Haidilao International Holding, Ltd. (China)[1]	1,204,500	2,337,933

Hermes International (France)	621	765,729

Huazhu Group, Ltd., ADR (China)	133,309	4,031,264

Jubilant Foodworks, Ltd. (India)	122,540	865,350

Li Ning Co., Ltd. (China)	178,000	1,387,362

LVMH Moet Hennessy Louis Vuitton SE (France)	1,175	760,384

MakeMyTrip, Ltd. (India)*	87,869	2,238,023

Moncler SpA (Italy)[2]	11,783	613,820

Sands China, Ltd. (Macau)*	3,246,800	7,156,517

Titan Co., Ltd. (India)	35,230	1,124,139

Trip.com Group, Ltd., ADR (China)*	327,592	7,747,551

Yum China Holdings, Inc. (China)	178,188	7,448,258

Total Consumer Discretionary		43,686,414

Consumer Staples - 7.0%

Angel Yeast Co., Ltd., Class A (China)	56,900	330,194

The Estee Lauder Cos., Inc., Class A (United States)	2,385	629,783

Foshan Haitian Flavouring & Food Co., Ltd., Class A (China)	144,410	1,775,940

Wal-Mart de Mexico, S.A.B. de CV (Mexico)	736,720	2,611,274

Wuliangye Yibin Co., Ltd., Class A (China)	195,003	4,765,675

Total Consumer Staples		10,112,866

Financials - 23.5%

AIA Group, Ltd. (Hong Kong)	597,400	5,868,714

Bank Central Asia Tbk PT (Indonesia)	1,930,800	1,082,931

China International Capital Corp., Ltd., Class H (China)[1]	2,469,400	4,949,601

East Money Information Co., Ltd., Class A (China)	963,024	3,283,797

HDFC Bank, Ltd., ADR (India)	109,333	6,036,275

HDFC Life Insurance Co., Ltd. (India)[1]	395,800	3,001,118

Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	63,250	2,683,000

Kotak Mahindra (India)	284,186	6,590,314

	Shares	Value

XP, Inc., Class A (Brazil)*	15,800	$388,838

Total Financials		33,884,588

Health Care - 5.9%

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	729,612	4,085,030

CSPC Pharmaceutical Group, Ltd. (China)	675,600	690,697

Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	148,460	661,395

Novo Nordisk A/S, Class B (Denmark)	27,224	3,109,696

Total Health Care		8,546,818

Industrials - 2.4%

Contemporary Amperex Technology Co., Ltd., Class A (China)	38,900	2,378,115

Shenzhen Inovance Technology Co., Ltd., Class A (China)	125,850	1,090,746

Total Industrials		3,468,861

Information Technology - 13.7%

Beijing Kingsoft Office Software, Inc., Class A (China)	9,700	275,622

Infineon Technologies AG (Germany)	182,035	5,166,740

KLA Corp. (United States)	4,875	1,556,392

Mastercard, Inc., Class A (United States)	5,660	2,056,731

QUALCOMM, Inc. (United States)	45,274	6,324,325

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	207,500	3,752,152

Yeahka, Ltd. (China)*	208,600	542,639

Total Information Technology		19,674,601

Materials - 2.0%

Asian Paints, Ltd. (India)	36,948	1,557,439

Chr Hansen Holding A/S (Denmark)	6,873	535,473

Skshu Paint Co., Ltd., Class A (China)	70,300	787,536

Total Materials		2,880,448

Total Common Stocks
(Cost $138,095,497)		138,092,533

	Principal Amount

Short-Term Investments - 1.5%

Joint Repurchase Agreements - 0.1%[3]

Credit Suisse AG, dated 04/29/22, due 05/02/22, 0.280% total to be received $104,986 (collateralized by various U.S. Treasuries, 0.000% - 7.625%, 05/03/22 - 02/15/52, totaling $107,084)	$104,984	104,984

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Repurchase Agreements - 1.4%

Fixed Income Clearing Corp., dated 04/29/2022 due 05/02/2022, 0.13% total to be received $2,000,022 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $2,040,060)	$2,000,000	$2,000,000

Total Short-Term Investments
(Cost $2,104,984)		2,104,984

Value

Total Investments - 97.3%
(Cost $140,200,481)	$140,197,517

Other Assets, less Liabilities - 2.7%	3,877,862

Net Assets - 100.0%	$144,075,379

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $10,288,652 or 7.1% of net assets.

[2]	Some of these securities, amounting to $98,978 or 0.1% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR   American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Consumer Discretionary	$21,465,096	$22,221,318	–	$43,686,414

Financials	6,425,113	27,459,475	–	33,884,588

Information Technology	9,937,448	9,737,153	–	19,674,601
Communication Services	2,840,197	12,997,740	–	15,837,937

Consumer Staples	3,241,057	6,871,809	–	10,112,866
Health Care	4,085,030	4,461,788	–	8,546,818

Industrials	–	3,468,861	–	3,468,861

Materials	–	2,880,448	–	2,880,448

Short-Term Investments

Joint Repurchase Agreements	–	104,984	–	104,984

Repurchase Agreements	–	2,000,000	–	2,000,000

Total Investments in Securities	$47,993,941	$92,203,576	–	$140,197,517

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at April 30, 2022, was as follows:

Country	% of Long-Term Investments

Brazil	0.3

China	48.8

Denmark	2.6

France	1.1

Germany	3.7

Hong Kong	6.2

India	16.5

Indonesia	0.8

Italy	0.5

Macau	5.2

Mexico	1.9

Singapore	1.8

Taiwan	2.7

United States	7.9

100.0

The accompanying notes are an integral part of these financial statements.

16

AMG GW&K Small/Mid Cap Growth Fund
Fund Snapshots (unaudited)
April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	28.1

Health Care	24.8

Industrials	16.5

Consumer Discretionary	15.8

Financials	4.3

Materials	3.6

Real Estate	2.4

Energy	2.2

Consumer Staples	1.6

Short-Term Investments	2.5

Other Assets Less Liabilities	(1.8)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Gartner, Inc.	3.3

Paylocity Holding Corp.	2.4

Manhattan Associates, Inc.	2.3

Matador Resources Co.	2.2

Five Below, Inc.	2.0

Atkore, Inc.	1.9

Burlington Stores, Inc.	1.9

Rapid7, Inc.	1.9

Entegris, Inc.	1.9

Ritchie Bros. Auctioneers, Inc. (Canada)	1.9

Top Ten as a Group	21.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

17

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2022

	Shares	Value

Common Stocks - 99.3%

Consumer Discretionary - 15.8%

Bright Horizons Family Solutions, Inc.*	2,026	$231,450

Burlington Stores, Inc.*	3,160	643,250

Churchill Downs, Inc.	2,319	470,618

Five Below, Inc.*	4,194	658,877

Grand Canyon Education, Inc.*	4,716	452,594

Krispy Kreme Inc.[1]	21,850	290,168

Lithia Motors, Inc., Class A	1,216	344,286

LKQ Corp.	9,949	493,769

Pool Corp.	1,303	528,002

Revolve Group, Inc.*	7,700	325,402

Texas Roadhouse, Inc.	6,467	532,428

Vail Resorts, Inc.	999	253,906

Total Consumer Discretionary		5,224,750

Consumer Staples - 1.6%

Performance Food Group Co.*	5,530	272,353

PriceSmart, Inc.	3,187	253,207

Total Consumer Staples		525,560

Energy - 2.2%

Matador Resources Co.	15,000	732,300

Financials - 4.3%

Evercore, Inc., Class A	2,776	293,562

MarketAxess Holdings, Inc.	1,511	398,315

Pinnacle Financial Partners, Inc.	4,136	320,747

Signature Bank	1,697	411,098

Total Financials		1,423,722

Health Care - 24.8%

Acadia Healthcare Co., Inc.*	6,183	419,702

Albireo Pharma, Inc.*,[1]	13,619	433,357

Azenta, Inc.	7,052	528,618

Biohaven Pharmaceutical Holding Co., Ltd.*	3,573	318,604

Bio-Rad Laboratories, Inc., Class A*	734	375,852

Catalent, Inc.*	6,688	605,665

Chemed Corp.	643	315,964

CryoPort, Inc.*	7,148	161,259

Globus Medical, Inc., Class A*	8,565	567,174

Halozyme Therapeutics, Inc.*	14,134	563,947

HealthEquity, Inc.*	6,924	431,504

Horizon Therapeutics PLC*	4,402	433,861

ICU Medical, Inc.*	871	186,385

Integra LifeSciences Holdings Corp.*	6,649	406,653

LHC Group, Inc.*	2,976	493,570

	Shares	Value

Medpace Holdings, Inc.*	2,518	$336,329

Neurocrine Biosciences, Inc.*	4,915	442,498

Oyster Point Pharma, Inc.*,[1]	18,201	116,122

Phathom Pharmaceuticals, Inc.*	20,443	264,532

Syneos Health, Inc.*	7,181	524,859

West Pharmaceutical Services, Inc.	907	285,759

Total Health Care		8,212,214

Industrials - 16.5%

Atkore, Inc.*	6,700	643,870

Booz Allen Hamilton Holding Corp.	3,636	296,807

CACI International, Inc., Class A*	1,433	380,175

Dycom Industries, Inc.*	2,055	174,490

Gibraltar Industries, Inc.*	1,908	72,199

Graco, Inc.	5,993	371,686

IDEX Corp.	1,800	341,676

Ingersoll Rand, Inc.	9,577	421,005

JELD-WEN Holding, Inc.*	4,962	103,160

Knight-Swift Transportation Holdings, Inc.	5,882	281,689

RBC Bearings, Inc.*	3,043	512,289

Ritchie Bros. Auctioneers, Inc. (Canada)	11,093	611,113

SiteOne Landscape Supply, Inc.*	3,807	536,901

The Toro Co.	4,606	369,079

Woodward, Inc.[1]	3,128	345,581

Total Industrials		5,461,720

Information Technology - 28.1%

Cerence, Inc.*,[1]	7,795	229,953

Cognex Corp.	7,860	531,572

The Descartes Systems Group, Inc. (Canada)*	5,769	358,543

Entegris, Inc.	5,559	619,217

Gartner, Inc.*	3,735	1,085,204

Globant SA (Uruguay)*	2,491	538,031

HubSpot, Inc.*	1,594	604,811

MACOM Technology Solutions Holdings, Inc.*	9,560	487,082

Manhattan Associates, Inc.*	5,779	754,448

Paycor HCM, Inc.*,[1]	18,548	456,837

Paylocity Holding Corp.*	4,235	803,083

Power Integrations, Inc.	6,578	526,240

Rapid7, Inc.*	6,624	632,725

Silicon Laboratories, Inc.*	3,718	501,595

SS&C Technologies Holdings, Inc.	4,131	267,111

Tyler Technologies, Inc.*	859	339,056

Zebra Technologies Corp., Class A*	1,509	557,817

Total Information Technology		9,293,325

The accompanying notes are an integral part of these financial statements.

18

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 3.6%

AptarGroup, Inc.	2,938	$337,371

Avient Corp.	6,242	307,356

Eagle Materials, Inc.	1,211	149,340

RPM International, Inc.	4,552	377,361

Total Materials		1,171,428

Real Estate - 2.4%

American Campus Communities, Inc., REIT	4,544	293,861

Sun Communities, Inc., REIT	2,804	492,298

Total Real Estate		786,159

Total Common Stocks

(Cost $34,925,994)		32,831,178

	Principal Amount
Short-Term Investments - 2.5%

Joint Repurchase Agreements - 1.8%[2]

Deutsche Bank Securities, Inc., dated 04/29/22, due 05/02/22, 0.280% total to be received $592,864 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.875%, 05/10/22 - 04/01/52, totaling $604,707)	$592,850	592,850

	Principal Amount	Value

Repurchase Agreements - 0.7%

Fixed Income Clearing Corp., dated 04/29/2022 due 05/02/2022, 0.13% total to be received $250,003 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $255,070) (Cost $250,000)	$250,000	$250,000
Total Short-Term Investments
(Cost $842,850)		842,850

Total Investments - 101.8%
(Cost $35,768,844)		33,674,028

Other Assets, less Liabilities - (1.8)%		(604,818)

Net Assets - 100.0%		$33,069,210

*	Non-income producing security.

[1]

Some of these securities, amounting to $1,127,842 or 3.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT  Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$32,831,178	–	–	$32,831,178

Short-Term Investments

Joint Repurchase Agreements	–	$592,850	–	592,850

Repurchase Agreements	–	250,000	–	250,000

Total Investments in Securities	$32,831,178	$842,850	–	$33,674,028

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

19

Statement of Assets and Liabilities (unaudited)
April 30, 2022

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund

Assets:

Investments at value[1] (including securities on loan valued at $0, $147,075, $98,978, and $1,127,842, respectively)	$161,776,205	$52,275,448	$140,197,517	$33,674,028

Cash	227,297	22,078	–	19,422

Foreign currency[2]	–	786,199	3,232,839	–

Receivable for investments sold	–	–	5,491,163	–

Dividend and interest receivables	1,159,253	29,796	93,017	5,401

Securities lending income receivable	–	167	651	286

Receivable for Fund shares sold	192,227	13,898	9,818	784

Receivable from affiliate	12,579	2,712	–	7,403

Prepaid expenses and other assets	16,645	5,776	20,290	13,665

Total assets	163,384,206	53,136,074	149,045,295	33,720,989

Liabilities:

Payable upon return of securities loaned	–	177,821	104,984	592,850

Payable for investments purchased	–	–	2,177,813	–

Payable for Fund shares repurchased	50,658	465,363	690,007	14,277

Payable for foreign capital gains tax	–	–	19,622	–

Interfund loan payable	–	–	1,873,592	–

Accrued expenses:

Investment advisory and management fees	41,297	24,985	74,565	18,162

Administrative fees	20,648	6,814	20,336	4,394

Distribution fees	376	69	121	4,293

Shareholder service fees	10,415	1,847	5,355	258

Other	58,251	15,921	3,521	17,545

Total liabilities	181,645	692,820	4,969,916	651,779

Net Assets	$163,202,561	$52,443,254	$144,075,379	$33,069,210

[1] Investments at cost	$176,789,318	$50,243,274	$140,200,481	$35,768,844

[2] Foreign currency at cost	–	$809,301	$3,237,412	–

The accompanying notes are an integral part of these financial statements.

20

Statement of Assets and Liabilities (continued)

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund

Net Assets Represent:

Paid-in capital	$178,733,619	$52,705,897	$164,969,065	$35,485,759

Total distributable loss	(15,531,058)	(262,643)	(20,893,686)	(2,416,549)

Net Assets	$163,202,561	$52,443,254	$144,075,379	$33,069,210

Class N:

Net Assets	$1,795,619	$343,592	$566,955	$26,917,625

Shares outstanding	191,486	41,272	54,208	1,936,927

Net asset value, offering and redemption price per share	$9.38	$8.33	$10.46	$13.90

Class I:

Net Assets	$158,925,657	$24,678,005	$55,751,539	$6,139,413

Shares outstanding	16,940,758	3,000,380	5,267,647	424,314

Net asset value, offering and redemption price per share	$9.38	$8.22	$10.58	$14.47

Class Z:

Net Assets	$2,481,285	$27,421,657	$87,756,885	$12,172

Shares outstanding	264,671	3,353,617	8,301,255	841

Net asset value, offering and redemption price per share	$9.37	$8.18	$10.57	$14.47

The accompanying notes are an integral part of these financial statements.

21

Statement of Operations (unaudited)
For the six months ended April 30, 2022

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund

Investment Income:

Dividend income	–	$382,175	$810,279	$61,359

Interest income	$1,783,307	172	282	–

Securities lending income	–	2,776	4,813	8,271

Foreign withholding tax	–	(41,958)	(39,675)	(1,432)

Total investment income	1,783,307	343,165	775,699	68,198

Expenses:

Investment advisory and management fees	270,288	158,730	554,515	119,260

Administrative fees	135,144	43,290	151,231	28,853

Distribution fees - Class N	2,439	472	968	28,557

Shareholder servicing fees - Class N	1,463	283	580	–

Shareholder servicing fees - Class I	66,680	11,775	30,731	1,593

Professional fees	27,726	20,145	23,364	13,901

Reports to shareholders	16,056	3,108	8,753	5,451

Custodian fees	14,155	28,733	65,192	9,986

Registration fees	14,068	6,845	21,713	14,691

Transfer agent fees	9,883	1,512	4,874	4,183

Trustee fees and expenses	6,372	2,008	7,427	1,372

Interest expense	–	–	385	–

Miscellaneous	4,089	1,862	4,151	1,576

Total expenses before offsets	568,363	278,763	873,884	229,423

Expense reimbursements	(65,320)	(15,088)	–	(41,541)

Expense reductions	–	–	–	(1,546)

Net expenses	503,043	263,675	873,884	186,336

Net investment income (loss)	1,280,264	79,490	(98,185)	(118,138)

Net Realized and Unrealized Loss:

Net realized gain (loss) on investments	(520,769)	(1,527,437)	(17,771,875)	186,204

Net realized loss on foreign currency transactions	–	(278)	(44,757)	–

Net change in unrealized appreciation/depreciation on investments	(19,335,393)	(10,551,476)	(30,151,134)	(9,257,182)

Net change in unrealized appreciation/depreciation on foreign currency translations	–	(18,536)	8,393	–

Net realized and unrealized loss	(19,856,162)	(12,097,727)	(47,959,373)	(9,070,978)

Net decrease in net assets resulting from operations	$(18,575,898)	$(12,018,237)	$(48,057,558)	$(9,189,116)

The accompanying notes are an integral part of these financial statements.

22

Statements of Changes in Net Assets
For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021

	AMG GW&K Core Bond ESG Fund		AMG GW&K Emerging Markets Equity Fund

	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$1,280,264	$2,873,232	$79,490	$333,862

Net realized gain (loss) on investments	(520,769)	4,909,231	(1,527,715)	564,430

Net change in unrealized appreciation/depreciation on investments	(19,335,393)	(7,605,124)	(10,570,012)	2,359,554

Net increase (decrease) in net assets resulting from operations	(18,575,898)	177,339	(12,018,237)	3,257,846

Distributions to Shareholders:

Class N	(58,644)	(21,649)	(2,401)	(17,233)

Class I	(5,622,209)	(2,789,712)	(249,213)	(1,069,474)

Class Z	(85,424)	(57,930)	(382,214)	(1,249,608)

Total distributions to shareholders	(5,766,277)	(2,869,291)	(633,828)	(2,336,315)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(8,610,849)	(9,231,990)	6,461,902	13,857,527

Total increase (decrease) in net assets	(32,953,024)	(11,923,942)	(6,190,163)	14,779,058

Net Assets:

Beginning of period	196,155,585	208,079,527	58,633,417	43,854,359

End of period	$163,202,561	$196,155,585	$52,443,254	$58,633,417

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

23

Statements of Changes in Net Assets (continued)
For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021

	AMG GW&K Emerging Wealth Equity Fund		AMG GW&K Small/Mid Cap Growth Fund

	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment loss	$(98,185)	$(547,863)	$(118,138)	$(375,973)

Net realized gain (loss) on investments	(17,816,632)	2,871,609	186,204	16,012,613

Net change in unrealized appreciation/depreciation on investments	(30,142,741)	(5,026,545)	(9,257,182)	(137,250)

Net increase (decrease) in net assets resulting from operations	(48,057,558)	(2,702,799)	(9,189,116)	15,499,390

Distributions to Shareholders:

From net investment income and/or realized gain on investments:

Class N	(10,519)	–	–	(14,397,541)

Class I	(417,335)	–	–	(3,078,320)

Class Z	(1,915,233)	(35,421)	–	–

From paid-in capital:

Class N	–	–	–	(674,816)

Class I	–	–	–	(144,282)

Total distributions to shareholders	(2,343,087)	(35,421)	–	(18,294,959)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(31,233,559)	18,163,731	(1,840,492)	11,502,921

Total increase (decrease) in net assets	(81,634,204)	15,425,511	(11,029,608)	8,707,352

Net Assets:

Beginning of period	225,709,583	210,284,072	44,098,818	35,391,466

End of period	$144,075,379	$225,709,583	$33,069,210	$44,098,818

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

24

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.75	$10.90	$10.53	$9.67	$10.14	$10.26

Income (loss) from Investment Operations:

Net investment income[1,2]	0.06	0.12	0.18	0.21	0.18	0.18

Net realized and unrealized gain (loss) on investments	(1.12)	(0.15)	0.37	0.86	(0.46)	(0.12)

Total income (loss) from investment operations	(1.06)	(0.03)	0.55	1.07	(0.28)	0.06

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.12)	(0.18)	(0.21)	(0.19)	(0.18)

Net realized gain on investments	(0.25)	–	–	–	–	–

Total distributions to shareholders	(0.31)	(0.12)	(0.18)	(0.21)	(0.19)	(0.18)

Net Asset Value, End of Period	$9.38	$10.75	$10.90	$10.53	$9.67	$10.14

Total Return[2,3]	(10.13)%[4]	(0.27)%	5.31%	11.20%	(2.79)%	0.57%

Ratio of net expenses to average net assets	0.88%[5]	0.88%	0.88%	0.88%	0.88%	0.88%

Ratio of gross expenses to average net assets[6]	0.95%[5]	0.94%	0.96%	0.95%	0.93%	0.93%

Ratio of net investment income to average net assets[2]	1.10%[5]	1.12%	1.69%	2.10%	1.88%	1.75%

Portfolio turnover	17%[4]	62%	56%	48%	17%	18%

Net assets end of period (000’s) omitted	$1,796	$2,125	$1,905	$1,255	$502	$146

25

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.76	$10.90	$10.54	$9.67	$10.15	$10.27

Income (loss) from Investment Operations:

Net investment income[1,2]	0.07	0.16	0.22	0.24	0.22	0.21

Net realized and unrealized gain (loss) on investments	(1.13)	(0.14)	0.36	0.88	(0.48)	(0.12)

Total income (loss) from investment operations	(1.06)	0.02	0.58	1.12	(0.26)	0.09

Less Distributions to Shareholders from:

Net investment income	(0.07)	(0.16)	(0.22)	(0.25)	(0.22)	(0.21)

Net realized gain on investments	(0.25)	–	–	–	–	–

Total distributions to shareholders	(0.32)	(0.16)	(0.22)	(0.25)	(0.22)	(0.21)

Net Asset Value, End of Period	$9.38	$10.76	$10.90	$10.54	$9.67	$10.15

Total Return[2,3]	(10.07)%[4]	0.15%	5.55%	11.70%	(2.59)%	0.91%

Ratio of net expenses to average net assets	0.56%[5]	0.56%	0.55%	0.55%	0.56%	0.55%

Ratio of gross expenses to average net assets[6]	0.63%[5]	0.62%	0.63%	0.62%	0.61%	0.60%

Ratio of net investment income to average net assets[2]	1.42%[5]	1.44%	2.01%	2.42%	2.20%	2.08%

Portfolio turnover	17%[4]	62%	56%	48%	17%	18%

Net assets end of period (000’s) omitted	$158,926	$190,306	$202,363	$212,801	$264,795	$325,855

26

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class Z	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.75	$10.90	$10.53	$9.67	$10.14	$10.26

Income (loss) from Investment Operations:

Net investment income[1,2]	0.08	0.16	0.22	0.25	0.23	0.22

Net realized and unrealized gain (loss) on investments	(1.13)	(0.15)	0.38	0.87	(0.47)	(0.12)

Total income (loss) from investment operations	(1.05)	0.01	0.60	1.12	(0.24)	0.10

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.16)	(0.23)	(0.26)	(0.23)	(0.22)

Net realized gain on investments	(0.25)	–	–	–	–	–

Total distributions to shareholders	(0.33)	(0.16)	(0.23)	(0.26)	(0.23)	(0.22)

Net Asset Value, End of Period	$9.37	$10.75	$10.90	$10.53	$9.67	$10.14

Total Return[2,3]	(10.05)%[4]	0.13%	5.73%	11.71%	(2.42)%	0.98%

Ratio of net expenses to average net assets	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.48%

Ratio of gross expenses to average net assets[6]	0.55%[5]	0.54%	0.56%	0.55%	0.53%	0.53%

Ratio of net investment income to average net assets[2]	1.50%[5]	1.52%	2.09%	2.50%	2.28%	2.15%

Portfolio turnover	17%[4]	62%	56%	48%	17%	18%

Net assets end of period (000’s) omitted	$2,481	$3,724	$3,812	$3,208	$5,005	$5,590

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

27

AMG GW&K Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.30	$9.73	$9.52	$8.61	$10.11	$7.91

Income (loss) from Investment Operations:

Net investment income[1,2]	(0.00)[3]	0.02	0.01	0.14	0.11	0.09

Net realized and unrealized gain (loss) on investments	(1.91)	0.96	0.70	1.04	(1.54)	2.18

Total income (loss) from investment operations	(1.91)	0.98	0.71	1.18	(1.43)	2.27

Less Distributions to Shareholders from:

Net investment income	(0.02)	(0.07)	(0.06)	(0.17)	(0.07)	(0.07)

Net realized gain on investments	(0.04)	(0.34)	(0.44)	(0.10)	–	–

Total distributions to shareholders	(0.06)	(0.41)	(0.50)	(0.27)	(0.07)	(0.07)

Net Asset Value, End of Period	$8.33	$10.30	$9.73	$9.52	$8.61	$10.11

Total Return[2,4]	(18.63)%[5]	9.85%	7.55%	13.94%	(14.24)%	28.97%

Ratio of net expenses to average net assets	1.27%[6]	1.27%[7]	1.34%	1.30%	1.27%	1.31%

Ratio of gross expenses to average net assets[8]	1.32%[6]	1.37%[7]	1.52%	1.30%	1.27%	1.31%

Ratio of net investment income (loss) to average net assets[2]	(0.08)%[6]	0.20%	0.13%	1.52%	1.12%	1.08%

Portfolio turnover	22%[5]	36%	40%	123%	24%	29%

Net assets end of period (000’s) omitted	$344	$414	$412	$520	$289	$350

28

AMG GW&K Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.21	$9.69	$9.48	$8.60	$10.11	$7.90

Income (loss) from Investment Operations:

Net investment income[1,2]	0.01	0.06	0.04	0.17	0.13	0.12

Net realized and unrealized gain (loss) on investments	(1.89)	0.95	0.69	1.04	(1.53)	2.18

Total income (loss) from investment operations	(1.88)	1.01	0.73	1.21	(1.40)	2.30

Less Distributions to Shareholders from:

Net investment income	(0.07)	(0.15)	(0.08)	(0.23)	(0.11)	(0.09)

Net realized gain on investments	(0.04)	(0.34)	(0.44)	(0.10)	–	–

Total distributions to shareholders	(0.11)	(0.49)	(0.52)	(0.33)	(0.11)	(0.09)

Net Asset Value, End of Period	$8.22	$10.21	$9.69	$9.48	$8.60	$10.11

Total Return[2,4]	(18.62)%[5]	10.13%	7.91%	14.34%	(13.94)%	29.34%

Ratio of net expenses to average net assets	0.96%[6]	0.95%[7]	1.01%	0.97%	0.99%	1.03%

Ratio of gross expenses to average net assets[8]	1.01%[6]	1.05%[7]	1.19%	0.97%	0.99%	1.03%

Ratio of net investment income to average net assets[2]	0.23%[6]	0.52%	0.47%	1.85%	1.40%	1.36%

Portfolio turnover	22%[5]	36%	40%	123%	24%	29%

Net assets end of period (000’s) omitted	$24,678	$24,571	$19,251	$24,100	$11,210	$2,207

29

AMG GW&K Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class Z	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.15	$9.64	$9.43	$8.56	$10.06	$7.86

Income (loss) from Investment Operations:

Net investment income[1,2]	0.01	0.07	0.05	0.18	0.15	0.13

Net realized and unrealized gain (loss) on investments	(1.86)	0.93	0.69	1.02	(1.53)	2.16

Total income (loss) from investment operations	(1.85)	1.00	0.74	1.20	(1.38)	2.29

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.15)	(0.09)	(0.23)	(0.12)	(0.09)

Net realized gain on investments	(0.04)	(0.34)	(0.44)	(0.10)	–	–

Total distributions to shareholders	(0.12)	(0.49)	(0.53)	(0.33)	(0.12)	(0.09)

Net Asset Value, End of Period	$8.18	$10.15	$9.64	$9.43	$8.56	$10.06

Total Return[2,4]	(18.44)%[5]	10.15%	8.01%	14.39%	(13.88)%	29.62%

Ratio of net expenses to average net assets	0.87%[6]	0.87%[7]	0.94%	0.90%	0.87%	0.88%

Ratio of gross expenses to average net assets[8]	0.92%[6]	0.97%[7]	1.12%	0.90%	0.87%	0.88%

Ratio of net investment income to average net assets[2]	0.32%[6]	0.60%	0.53%	1.92%	1.52%	1.51%

Portfolio turnover	22%[5]	36%	40%	123%	24%	29%

Net assets end of period (000’s) omitted	$27,422	$33,648	$24,191	$31,727	$133,688	$130,828

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Less than $0.005 or $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]	Such ratio includes recapture of waived/reimbursed fees from prior periods.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

30

AMG GW&K Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.41	$13.28	$11.93	$10.38	$12.94	$10.13

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.03)	(0.09)	(0.04)	0.10	0.06	0.05

Net realized and unrealized gain (loss) on investments	(2.77)	0.22	1.72	1.95	(1.88)	2.80

Total income (loss) from investment operations	(2.80)	0.13	1.68	2.05	(1.82)	2.85

Less Distributions to Shareholders from:

Net investment income	–	–	(0.06)	(0.06)	(0.05)	(0.04)

Net realized gain on investments	(0.15)	–	(0.27)	(0.44)	(0.69)	–

Total distributions to shareholders	(0.15)	–	(0.33)	(0.50)	(0.74)	(0.04)

Net Asset Value, End of Period	$10.46	$13.41	$13.28	$11.93	$10.38	$12.94

Total Return[2,3]	(21.06)%[4]	0.98%	14.37%	20.82%	(15.16)%	28.31%

Ratio of net expenses to average net assets	1.23%[5]	1.22%	1.26%	1.37%[6]	1.45%[6,7]	1.45%[6,7]

Ratio of gross expenses to average net assets[8]	1.23%[5]	1.22%	1.26%	1.37%[6]	1.45%[6]	1.45%[6]

Ratio of net investment income (loss) to average net assets[2]	(0.47)%[5]	(0.59)%	(0.35)%	0.93%	0.49%	0.45%

Portfolio turnover	43%[4]	57%	37%	40%	37%	68%

Net assets end of period (000’s) omitted	$567	$967	$1,716	$2,007	$1,940	$10

31

AMG GW&K Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.55	$13.38	$12.03	$10.44	$12.96	$10.14

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.01)	(0.05)	(0.01)	0.14	0.09	0.08

Net realized and unrealized gain (loss) on investments	(2.81)	0.22	1.73	1.96	(1.88)	2.81

Total income (loss) from investment operations	(2.82)	0.17	1.72	2.10	(1.79)	2.89

Less Distributions to Shareholders from:

Net investment income	–	–	(0.10)	(0.07)	(0.04)	(0.07)

Net realized gain on investments	(0.15)	–	(0.27)	(0.44)	(0.69)	–

Total distributions to shareholders	(0.15)	–	(0.37)	(0.51)	(0.73)	(0.07)

Net Asset Value, End of Period	$10.58	$13.55	$13.38	$12.03	$10.44	$12.96

Total Return[2,3]	(20.91)%[4]	1.27%	14.63%	21.15%	(14.89)%	28.73%

Ratio of net expenses to average net assets	0.94%[5]	0.93%	0.97%	1.08%[6]	1.19%[6,7]	1.12%[6,7]

Ratio of gross expenses to average net assets[8]	0.94%[5]	0.93%	0.97%	1.08%[6]	1.19%[6]	1.16%[6]

Ratio of net investment income (loss) to average net assets[2]	(0.18)%[5]	(0.30)%	(0.06)%	1.22%	0.75%	0.78%

Portfolio turnover	43%[4]	57%	37%	40%	37%	68%

Net assets end of period (000’s) omitted	$55,752	$41,453	$22,813	$6,328	$2,539	$1,646

32

AMG GW&K Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class Z	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.52	$13.34	$11.99	$10.41	$12.97	$10.15

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[9]	(0.03)	0.01	0.15	0.11	0.10

Net realized and unrealized gain (loss) on investments	(2.80)	0.21	1.72	1.96	(1.89)	2.80

Total income (loss) from investment operations	(2.80)	0.18	1.73	2.11	(1.78)	2.90

Less Distributions to Shareholders from:

Net investment income	–	(0.00)[9]	(0.11)	(0.09)	(0.09)	(0.08)

Net realized gain on investments	(0.15)	–	(0.27)	(0.44)	(0.69)	–

Total distributions to shareholders	(0.15)	(0.00)[9]	(0.38)	(0.53)	(0.78)	(0.08)

Net Asset Value, End of Period	$10.57	$13.52	$13.34	$11.99	$10.41	$12.97

Total Return[2,3]	(20.81)%[4]	1.37%	14.75%	21.34%	(14.87)%	28.86%

Ratio of net expenses to average net assets	0.83%[5]	0.82%	0.86%	0.97%[6]	1.05%[6,7]	1.05%[6,7]

Ratio of gross expenses to average net assets[8]	0.83%[5]	0.82%	0.86%	0.97%[6]	1.05%[6]	1.05%[6]

Ratio of net investment income (loss) to average net assets[2]	(0.07)%[5]	(0.19)%	0.05%	1.33%	0.89%	0.85%

Portfolio turnover	43%[4]	57%	37%	40%	37%	68%

Net assets end of period (000’s) omitted	$87,757	$183,290	$185,755	$105,069	$60,443	$59,500

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.02%, 0.07% and 0.04% for the fiscal years ended October 31, 2019, 2018 and 2017, respectively.

[7]	Includes reduction from broker recapture amounting to less than 0.01%.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Less than $(0.005) per share.

33

AMG GW&K Small/Mid Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$17.67	$21.14	$17.02	$16.90	$15.30	$12.19

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.05)	(0.17)	(0.17)	(0.08)	(0.12)	(0.09)[3]

Net realized and unrealized gain (loss) on investments	(3.72)	7.74	4.29	0.20	1.72	3.20

Total income (loss) from investment operations	(3.77)	7.57	4.12	0.12	1.60	3.11

Less Distributions to Shareholders from:

Net realized gain on investments	–	(10.55)	–	–	–	–

Paid in capital	–	(0.49)	–	–	–	–

Total distributions to shareholders	–	(11.04)	–	–	–	–

Net Asset Value, End of Period	$13.90	$17.67	$21.14	$17.02	$16.90	$15.30

Total Return[2,4]	(21.34)%[5]	46.66%	24.27%	0.71%	10.46%	25.51%

Ratio of net expenses to average net assets[6]	1.00%[7]	1.17%	1.29%[8]	1.30%	1.31%	1.23%

Ratio of gross expenses to average net assets[9]	1.22%[7]	1.42%	1.60%	1.47%	1.43%	1.36%

Ratio of net investment loss to average net assets[2]	(0.64)%[7]	(0.91)%	(0.92)%	(0.48)%	(0.73)%	(0.65)%

Portfolio turnover	10%[5]	158%	126%	138%	161%	151%

Net assets end of period (000’s) omitted	$26,918	$37,471	$28,908	$30,717	$37,232	$45,902

34

AMG GW&K Small/Mid Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$18.39	$21.60	$17.35	$17.20	$15.54	$12.36

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.04)	(0.15)	(0.14)	(0.05)	(0.09)	(0.07)[3]

Net realized and unrealized gain (loss) on investments	(3.88)	7.98	4.39	0.20	1.75	3.25

Total income (loss) from investment operations	(3.92)	7.83	4.25	0.15	1.66	3.18

Less Distributions to Shareholders from:

Net realized gain on investments	–	(10.55)	–	–	–	–

Paid in capital	–	(0.49)	–	–	–	–

Total distributions to shareholders	–	(11.04)	–	–	–	–

Net Asset Value, End of Period	$14.47	$18.39	$21.60	$17.35	$17.20	$15.54

Total Return[2,4]	(21.32)%[5]	46.94%	24.48%	0.93%	10.68%	25.73%

Ratio of net expenses to average net assets[6]	0.87%[7]	1.02%	1.10%[8]	1.10%	1.10%	1.05%

Ratio of gross expenses to average net assets[9]	1.09%[7]	1.27%	1.41%	1.27%	1.22%	1.18%

Ratio of net investment loss to average net assets[2]	(0.51)%[7]	(0.76)%	(0.73)%	(0.28)%	(0.52)%	(0.47)%

Portfolio turnover	10%[5]	158%	126%	138%	161%	151%

Net assets end of period (000’s) omitted	$6,139	$6,612	$6,483	$14,608	$65,802	$79,652

35

AMG GW&K Small/Mid Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal period ended October 31,
Class Z	April 30, 2022 (unaudited)	2021[10]

Net Asset Value, Beginning of Period	$18.39	$17.84

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.04)	(0.01)

Net realized and unrealized gain (loss) on investments	(3.88)	0.56

Total income (loss) from investment operations	(3.92)	0.55

Net Asset Value, End of Period	$14.47	$18.39

Total Return[2,4]	(21.26)%[5]	3.08%[5]

Ratio of net expenses to average net assets[11]	0.82%[7]	0.82%[7]

Ratio of gross expenses to average net assets[9]	1.04%[7]	1.13%[7]

Ratio of net investment loss to average net assets[2]	(0.46)%[7]	(0.49)%[7]

Portfolio turnover	10%[5]	158%

Net assets end of period (000’s) omitted	$12	$15

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.11) and $(0.09) for Class N and Class I shares, respectively.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2022 and less than 0.01%, 0.01%, less than 0.01%, 0.01% and 0.01% for the fiscal years ended 2021, 2020, 2019, 2018 and 2017, respectively.

[7]	Annualized.

[8]	Includes interest expense of 0.01%.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Commencement of operations was on August 31, 2021.

[11]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2022 and fiscal period ended October 31, 2021.

36

Notes to Financial Statements (unaudited)
April 30, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds, AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds and AMG Funds I are organized as Massachusetts business trusts, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG GW&K Core Bond ESG Fund (“Core Bond ESG”), AMG Funds: AMG GW&K Emerging Markets Equity Fund (“Emerging Markets Equity”) and AMG GW&K Emerging Wealth Equity Fund (“Emerging Wealth Equity”) and AMG Funds IV: AMG GW&K Small/Mid Cap Growth Fund (“Small/Mid Cap Growth”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

For the Funds, equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that a Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect

37

Notes to Financial Statements (continued)

the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small/Mid Cap Growth had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended April 30, 2022, the impact on the expenses and expense ratios was $1,546 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income will normally be declared and paid monthly for Core Bond ESG and annually for Emerging Markets Equity, Emerging Wealth Equity and Small/Mid Cap Growth. Realized net capital gains distributions, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to net operating losses. Temporary differences are primarily due to wash sale loss deferrals, mark-to-market on passive foreign investment companies, and the deferral of qualified late year losses.

At April 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)

Core Bond ESG	$176,789,318	$12,017	$(15,025,130)	$(15,013,113)

Emerging Markets Equity	50,243,274	7,489,128	(5,456,954)	2,032,174

Emerging Wealth Equity	140,200,481	18,006,432	(18,009,396)	(2,964)

Small/Mid Cap Growth	35,768,844	2,463,941	(4,558,757)	(2,094,816)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

38

Notes to Financial Statements (continued)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2021, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2022, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITALSTOCK

The Trusts’ Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021, the capital stock transactions by class for the Funds were as follows:

	Core Bond ESG				Emerging Markets Equity

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	9,451	$96,418	57,167	$617,603	4,121	$35,971	26,050	$301,090

Reinvestment of distributions	5,657	58,644	1,982	21,505	247	2,402	1,571	17,233

Cost of shares repurchased	(21,247)	(221,536)	(36,310)	(394,283)	(3,341)	(30,958)	(29,702)	(340,566)

Net increase (decrease)	(6,139)	$(66,474)	22,839	$244,825	1,027	$7,415	(2,081)	$(22,243)

Class I:

Proceeds from sale of shares	499,033	$5,054,561	1,732,406	$18,782,363	985,422	$9,677,213	635,502	$7,074,008

Reinvestment of distributions	520,351	5,388,737	244,961	2,659,029	9,086	87,225	35,661	386,561

Cost of shares repurchased	(1,770,189)	(18,107,630)	(2,843,986)	(30,881,158)	(401,468)	(3,695,791)	(251,494)	(2,698,418)

Net increase (decrease)	(750,805)	$(7,664,332)	(866,619)	$(9,439,766)	593,040	$6,068,647	419,669	$4,762,151

Class Z:

Proceeds from sale of shares	9,966	$101,771	58,501	$638,670	30,835	$286,020	762,904	$8,699,676

Reinvestment of distributions	8,261	85,424	5,343	57,930	40,063	382,197	115,827	1,248,619

Cost of shares repurchased	(99,977)	(1,067,238)	(67,164)	(733,649)	(30,949)	(282,377)	(75,374)	(830,676)

Net increase (decrease)	(81,750)	$(880,043)	(3,320)	$(37,049)	39,949	$385,840	803,357	$9,117,619

	Emerging Wealth Equity				Small/Mid Cap Growth

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	1,898	$24,252	8,974	$138,021	34,217	$545,827	91,217	$1,757,478

Reinvestment of distributions	832	10,519	–	–	–	–	972,672	14,770,300

Cost of shares repurchased	(20,676)	(254,458)	(66,077)	(967,375)	(217,400)	(3,467,357)	(311,010)	(5,726,959)

Net increase (decrease)	(17,946)	$(219,687)	(57,103)	$(829,354)	(183,183)	$(2,921,530)	752,879	$10,800,819

Class I:

Proceeds from sale of shares	3,746,942	$48,361,939	1,993,990	$30,549,706	81,314	$1,347,980	42,998	$900,118

Reinvestment of distributions	32,510	415,801	–	–	–	–	202,482	3,199,629

Cost of shares repurchased	(1,571,823)	(19,108,958)	(639,402)	(9,207,782)	(16,532)	(266,942)	(186,045)	(3,412,645)

Net increase	2,207,629	$29,668,782	1,354,588	$21,341,924	64,782	$1,081,038	59,435	$687,102

39

Notes to Financial Statements (continued)

	Emerging Wealth Equity				Small/Mid Cap Growth

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class Z:[1]

Proceeds from sale of shares	550,902	$6,907,880	3,554,557	$54,731,525	–	–	841	$15,000

Reinvestment of distributions	8,097	103,399	162	2,470	–	–	–	–

Cost of shares repurchased	(5,810,700)	(67,693,933)	(3,925,460)	(57,082,834)	–	–	–	–

Net increase (decrease)	(5,251,701)	$(60,682,654)	(370,741)	$(2,348,839)	–	–	841	$15,000

[1]	Commencement of operations for Small/Mid Cap Growth was on August 31, 2021.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2022, the market value of Repurchase Agreements outstanding for Emerging Markets Equity, Emerging Wealth Equity and Small/Mid Cap Growth were $177,821, $104,984 and $592,850, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K, who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2022, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Core Bond ESG	0.30%

Emerging Markets Equity	0.55%

Emerging Wealth Equity	0.55%

Small/Mid Cap Growth[1]	0.62%

[1]	Prior to June 18, 2021, the investment management fees were 0.90%.

The Investment Manager has contractually agreed, through at least March 1, 2023 for Core Bond ESG, Emerging Markets Equity, Emerging Wealth Equity, and Small/Mid Cap Growth, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Core Bond ESG, Emerging Markets Equity, Emerging Wealth Equity, and Small/Mid Cap Growth to 0.48%, 0.87%, 090%, and 0.82%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances. Prior to June 18 2021, the total annual Fund operating expense limitation was 1.03% of Small/Mid Cap Growth’s average daily net assets.

40

Notes to Financial Statements (continued)

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

At April 30, 2022, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Core Bond ESG	Emerging Markets Equity	Small/Mid Cap Growth

Less than 1 year	$150,693	$32,299	$124,425

1-2 years	150,321	73,722	105,267

2-3 years	124,657	45,851	88,755

Total	$425,671	$151,872	$318,447

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For Small/Mid

Cap Growth, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The impact on the Class N annualized expense ratios for the six months ended April 30, 2022, were 0.25% for Core Bond ESG, Emerging Markets Equity, and Emerging Wealth Equity and 0.18% for Small/Mid Cap Growth.

For Class N of Core Bond ESG, Emerging Markets Equity and Emerging Wealth Equity and for each of the Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2022, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Core Bond ESG

Class N	0.15%	0.15%

Class I	0.10%	0.08%

Emerging Markets Equity

Class N	0.15%	0.15%

Class I	0.15%	0.09%

Emerging Wealth Equity

Class N	0.15%	0.15%

Class I	0.15%	0.11%

Small/Mid Cap Growth

Class I*	0.05%	0.05%

*	Prior to June 18, 2021, the maximum annual amount approved was 0.15%. Effective, June 18, 2021, the shareholder servicing fees for Class N was eliminated.

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the

41

Notes to Financial Statements (continued)

operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2022, Emerging Wealth Equity Fund had interfund loans of $1,873,592 outstanding.

The following Funds utilized the interfund loan program during the six months ended April 30, 2022 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Core Bond ESG	$2,021,069	9	$469	0.941%
Emerging Markets Equity	1,695,398	4	172	0.930%

Emerging Wealth Equity	2,214,957	5	282	0.928%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Emerging Wealth Equity	$2,317,900	6	$385	1.009%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2022, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Core Bond ESG	$11,580,534	$17,611,093

Emerging Markets Equity	18,024,500	10,345,244

Emerging Wealth Equity	83,818,589	120,911,148

Small/Mid Cap Growth	3,970,103	5,695,600

Core Bond ESG purchases and sales of U.S. Government obligations during the six months ended April 30, 2022 were $18,185,796 and $20,681,986, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2022, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Emerging Markets Equity	$147,075	$177,821	–	$177,821

Emerging Wealth Equity	98,978	104,984	–	104,984

Small/Mid Cap Growth	1,127,842	592,850	$598,678	1,191,528

The following table summarizes the securities received as collateral for securities lending at April 30, 2022:

Fund	Collateral Type	Coupon Range	Maturity Date Range
Small/Mid Cap Growth	U.S. Treasury Obligations	0.000%-6.000%	05/31/22-02/15/47

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. GEOGRAPHICAL FOCUS RISK

Emerging Markets Equity and Emerging Wealth Equity are particularly susceptible to risks in the Greater China region, which consists of (the People’s Republic of China (“PRC”), Hong Kong, Taiwan or issuers that are not located in the Greater China Region, but derive a majority (over 50%) of their income from the Greater China Region. Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in

42

Notes to Financial Statements (continued)

response to market volatility and other events. U.S. or foreign government restrictions or intervention could negatively affect the implementation of the Fund’s investment strategies, for example by precluding the Funds from making certain investments or causing the Funds to sell investments at disadvantageous times. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy may be adversely impacted by a slowdown in export growth. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

7. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2022:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Emerging Markets Equity

Citigroup Global Markets, Inc.	$177,821	–	$177,821	$177,821	–

Emerging Wealth Equity

Credit Suisse AG	$104,984	–	$104,984	$104,984	–

Small/Mid Cap Growth

Deutsche Bank Securities, Inc.	$592,850	–	$592,850	$592,850	–

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

43

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

44

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	043022 SAR069

SEMI-ANNUAL REPORT

AMG Funds April 30, 2022 AMG Frontier Small Cap Growth Fund

Class N: MSSVX	Class I: MSSCX	Class Z: MSSYX

amgfunds.com	043022 SAR085

AMG Funds Semi-Annual Report — April 30, 2022 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	8

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	10

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	11

Detail of changes in assets for the past two fiscal periods

Financial Highlights	12

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	15

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	20

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG Frontier Small Cap Growth Fund

Based on Actual Fund Return

Class N	1.30%	$1,000	$793	$5.78

Class I	0.94%	$1,000	$794	$4.18

Class Z	0.90%	$1,000	$794	$4.00

Based on Hypothetical 5% Annual Return

Class N	1.30%	$1,000	$1,018	$6.51

Class I	0.94%	$1,000	$1,020	$4.71

Class Z	0.90%	$1,000	$1,020	$4.51

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended April 30, 2022

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended April 30, 2022.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Frontier Small Cap Growth Fund2, [3,4,5,6,7]

Class N	(20.75%)	(18.62%)	14.83%	12.04%

Class I	(20.62%)	(18.37%)	15.19%	12.37%

Class Z	(20.65%)	(18.32%)	15.28%	12.54%

Russell 2000® Growth Index[8]	(26.77%)	(26.44%)	7.08%	9.95%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2022. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[4]  Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.

[5]  The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[6]  Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[7]  Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[8]  The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

3

AMG Frontier Small Cap Growth Fund Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Health Care	24.0

Information Technology	21.5

Industrials	18.6

Consumer Discretionary	13.4

Financials	5.7

Energy	5.1

Materials	4.1

Real Estate	2.9

Communication Services	1.0

Short-Term Investments	9.5

Other Assets Less Liabilities	(5.8)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Mattel, Inc.	5.0

KBR, Inc.	4.6

LPL Financial Holdings, Inc.	2.9

SM Energy Co.	2.6

Fair Isaac Corp.	2.4

Horizon Therapeutics PLC	2.4

PDC Energy, Inc.	2.4

Pacira BioSciences, Inc.	2.4

Beacon Roofing Supply, Inc.	2.3

Natera, Inc.	2.2

Top Ten as a Group	29.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) April 30, 2022

	Shares	Value
Common Stocks - 96.3%

Communication Services - 1.0%

Radius Global Infrastructure, Inc., Class A*,1	17,355	$215,549

Consumer Discretionary - 13.4%

Adtalem Global Education, Inc.*	1,957	57,360

BorgWarner, Inc.	255	9,392

Boyd Gaming Corp.	1,707	103,410

Bright Horizons Family Solutions, Inc.*	1,412	161,307

Caesars Entertainment, Inc.*	1,375	91,135

Five Below, Inc.*	26	4,085

Floor & Decor Holdings, Inc., Class A*	1,555	123,965

Leslie’s, Inc.*,1	21,757	426,437

Lithia Motors, Inc., Class A	1,220	345,418

Mattel, Inc.*	44,313	1,077,249

Ollie’s Bargain Outlet Holdings, Inc.*	467	22,439

The Cheesecake Factory, Inc.*	10,238	377,884

Under Armour, Inc., Class C*	3,367	47,778

Xponential Fitness, Inc., Class A*	1,618	33,525

Total Consumer Discretionary		2,881,384

Energy - 5.1%

International Seaways, Inc.[1]	2,004	42,345

PDC Energy, Inc.	7,300	509,102

SM Energy Co.	15,423	547,979

Total Energy		1,099,426

Financials - 5.7%

Argo Group International Holdings, Ltd. (Bermuda)	2,016	86,285

BankUnited, Inc.	2,044	76,732

LPL Financial Holdings, Inc.	3,364	631,995

NMI Holdings, Inc., Class A*	10,949	201,243

Pinnacle Financial Partners, Inc.	1,116	86,546

Webster Financial Corp.	1,048	52,389

Wintrust Financial Corp.	983	85,835

Total Financials		1,221,025

Health Care - 24.0%

ABIOMED, Inc.*	7	2,006

ACADIA Pharmaceuticals, Inc.*	8,961	165,241

Adaptive Biotechnologies Corp.*	6,103	50,350

Alnylam Pharmaceuticals, Inc.*	15	2,001

Apellis Pharmaceuticals, Inc.*	242	10,534

Arvinas, Inc.*	183	10,060

Axonics, Inc.*	6,298	326,362

BioMarin Pharmaceutical, Inc.*	36	2,929

	Shares	Value

Covetrus, Inc.*	9,365	$129,237

CRISPR Therapeutics AG (Switzerland)*	1,149	57,013

Cytokinetics Inc.*,1	5,558	221,597

Exact Sciences Corp.*	50	2,753

Guardant Health, Inc.*	58	3,579

Horizon Therapeutics PLC*	5,224	514,877

Inari Medical, Inc.*	816	65,851

Inspire Medical Systems, Inc.*	2,097	431,479

Insulet Corp.*	9	2,151

Iovance Biotherapeutics, Inc.*,1	2,486	37,663

Karyopharm Therapeutics, Inc.*,1	3,171	19,343

Lantheus Holdings, Inc.*	4,938	327,933

Natera, Inc.*	13,397	470,503

Novocure, Ltd. (Jersey)*,1	1,573	120,460

NuVasive, Inc.*	2,164	111,316

Pacira BioSciences, Inc.*	6,816	508,269

Quanterix Corp.*	18,532	411,225

Sarepta Therapeutics, Inc.*	3,057	221,082

Shockwave Medical, Inc.*	1,834	277,172

Supernus Pharmaceuticals, Inc.*	5,364	149,656

TG Therapeutics Inc.*	10,971	76,139

Turning Point Therapeutics, Inc.*	1,807	53,198

United Therapeutics Corp.*	1,992	353,700

Total Health Care		5,135,679

Industrials - 18.6%

American Woodmark Corp.*	1,359	63,669

Array Technologies, Inc.*	31,734	207,223

The AZEK Co., Inc.*	1,064	22,599

Azul, S.A., ADR (Brazil)*	8,343	111,629

Beacon Roofing Supply, Inc.*	8,218	490,039

Bloom Energy Corp., Class A*,1	7,825	145,232

Builders FirstSource, Inc.*	3,337	205,459

Controladora Vuela Cia de Aviacion, S.A.B de CV, ADR (Mexico)*	4,463	71,051

Enovix Corp.*	6,541	59,131

Interface, Inc.	7,550	95,810

KBR, Inc.[1]	20,019	985,536

Knight-Swift Transportation Holdings, Inc.	4,263	204,155

Masonite International Corp.*	857	66,435

MasTec, Inc.*	5,597	403,040

Quanta Services, Inc.	947	109,833

Sensata Technologies Holding PLC*	5,252	238,493

Shoals Technologies Group, Inc.*	7,658	76,427

The accompanying notes are an integral part of these financial statements.

5

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 18.6% (continued)

Triumph Group, Inc.*	5,932	$133,707

Tutor Perini Corp.*	475	4,403

Upwork, Inc.*	2,361	49,510

WESCO International, Inc.*	1,084	133,614

Willdan Group, Inc.*	4,141	111,310

Total Industrials		3,988,305

Information Technology - 21.5%

Avalara, Inc.*	1,745	132,742

BigCommerce Holdings, Inc., Series 1*	6,992	124,947

Blackline, Inc.*	319	21,389

Couchbase, Inc.*,1	18,821	319,957

Coupa Software, Inc.*	511	44,099

Dlocal, Ltd., Class A (Uruguay)*,1	1,127	25,549

Elastic, N.V.*	4,757	362,198

Envestnet, Inc.*	2,196	174,889

Fair Isaac Corp.*	1,385	517,311

Genpact, Ltd.	11,138	448,527

II-VI, Inc.*	1,684	103,078

MACOM Technology Solutions Holdings, Inc.*	5,611	285,880

MaxLinear, Inc.*	7,885	377,455

Mimecast, Ltd.*	3,418	272,346

MKS Instruments, Inc.	693	78,988

MongoDB, Inc.*	11	3,904

Monolithic Power Systems, Inc.	28	10,983

NCR Corp.*	453	15,869

Ouster, Inc.*,1	8,714	28,843

Paymentus Holdings, Inc., Class A*	4,401	72,881

Rapid7, Inc.*	176	16,812

SiTime Corp.*	2,065	348,097

Switch, Inc., Class A	10,346	308,932

WalkMe, Ltd. (Israel)*,1	1,249	19,822

Wolfspeed, Inc.*,1	45	4,127

Workiva, Inc.*	873	84,253

Zendesk, Inc.*	2,887	352,329

Zuora, Inc., Class A*	4,474	54,449

Total Information Technology		4,610,656

	Shares	Value

Materials - 4.1%

Allegheny Technologies, Inc.*	10,103	$274,599

Carpenter Technology Corp.	7,313	279,210

Eagle Materials, Inc.	517	63,756

FMC Corp.	18	2,386

Livent Corp.*	11,046	235,943

Summit Materials, Inc., Class A*	556	15,457

Total Materials		871,351

Real Estate - 2.9%

Agree Realty Corp., REIT	1,888	128,233

Brixmor Property Group, Inc., REIT	5,922	150,300

SITE Centers Corp., REIT	17,556	279,141

STAG Industrial, Inc., REIT	1,901	70,945

Total Real Estate		628,619

Total Common Stocks (Cost $20,856,664)		20,651,994

	Principal Amount
Short-Term Investments - 9.5%

Joint Repurchase Agreements - 4.5% 2

Citigroup Global Markets, Inc., dated 04/29/22, due 05/02/22, 0.310% total to be received $970,413 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.500%, 07/07/22 - 03/20/52, totaling $989,796)	$970,388	970,388

	Shares

Other Investment Companies - 5.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24% 3	711,737	711,737

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37% 3	366,653	366,653

Total Other Investment Companies		1,078,390

Total Short-Term Investments (Cost $2,048,778)		2,048,778

Total Investments - 105.8% (Cost $22,905,442)		22,700,772

Other Assets, less Liabilities - (5.8)%		(1,251,508)

Net Assets - 100.0%		$21,449,264

*	Non-income producing security.
[1]

Some of these securities, amounting to $1,845,128 or 8.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

6

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$20,651,994	—	—	$20,651,994

Short-Term Investments

Joint Repurchase Agreements	—	$970,388	—	970,388

Other Investment Companies	1,078,390	—	—	1,078,390

Total Investments in Securities	$21,730,384	$970,388	—	$22,700,772

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities (unaudited) April 30, 2022

AMG Frontier Small Cap Growth Fund

Assets:

Investments at value[1] (including securities on loan valued at $1,845,128)	$22,700,772

Receivable for investments sold	121,257

Dividend and interest receivables	1,035

Securities lending income receivable	270

Receivable from affiliate	8,287

Prepaid expenses and other assets	11,296

Total assets	22,842,917

Liabilities:

Payable upon return of securities loaned	970,388

Payable for investments purchased	363,867

Payable for Fund shares repurchased	1,474

Accrued expenses:

Investment advisory and management fees	13,357

Administrative fees	2,862

Distribution fees	163

Shareholder service fees	661

Other	40,881

Total liabilities	1,393,653

Net Assets	$21,449,264

[1] Investments at cost	$22,905,442

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities (continued)

AMG Frontier Small Cap Growth Fund

Net Assets Represent:

Paid-in capital	$23,315,635

Total distributable loss	(1,866,371)

Net Assets	$21,449,264

Class N:

Net Assets	$728,269

Shares outstanding	108,783

Net asset value, offering and redemption price per share	$6.69

Class I:

Net Assets	$14,446,256

Shares outstanding	1,966,510

Net asset value, offering and redemption price per share	$7.35

Class Z:

Net Assets	$6,274,739

Shares outstanding	801,763

Net asset value, offering and redemption price per share	$7.83

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations (unaudited) For the six months ended April 30, 2022

AMG Frontier Small Cap Growth Fund

Investment Income:

Dividend income	$35,000

Securities lending income	3,272

Foreign withholding tax	(20)

Total investment income	38,252

Expenses:

Investment advisory and management fees	86,015

Administrative fees	18,432

Distribution fees - Class N	1,098

Shareholder servicing fees - Class N	659

Shareholder servicing fees - Class I	3,526

Custodian fees	25,055

Professional fees	14,053

Registration fees	8,796

Reports to shareholders	5,725

Transfer agent fees	3,144

Trustee fees and expenses	857

Miscellaneous	1,461

Total expenses before offsets	168,821

Expense reimbursements	(52,825)

Net expenses	115,996

Net investment loss	(77,744)

Net Realized and Unrealized Loss:

Net realized loss on investments	(1,007,350)

Net change in unrealized appreciation/depreciation on investments	(4,538,266)

Net realized and unrealized loss	(5,545,616)

Net decrease in net assets resulting from operations	$(5,623,360)

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021

	AMG Frontier Small Cap Growth Fund

	April 30, 2022	October 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment loss	$(77,744)	$(155,840)

Net realized gain (loss) on investments	(1,007,350)	9,236,403

Net change in unrealized appreciation/depreciation on investments	(4,538,266)	906,558

Net increase (decrease) in net assets resulting from operations	(5,623,360)	9,987,121

Distributions to Shareholders:

Class N	(665,222)	(14,298)

Class I	(5,073,890)	(499,904)

Class Z	(2,412,197)	(307,436)

Total distributions to shareholders	(8,151,309)	(821,638)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	8,487,857	(2,131,904)

Total increase (decrease) in net assets	(5,286,812)	7,033,579

Net Assets:

Beginning of period	26,736,076	19,702,497

End of period	$21,449,264	$26,736,076

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

11

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

Class N	For the six months ended April 30, 2022 (unaudited)	For the fiscal years ended October 31,
		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$12.60	$8.55	$8.03	$11.69	$13.20	$10.29

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.04)	(0.12)	(0.06)	(0.06)	(0.09)	(0.11)

Net realized and unrealized gain (loss) on investments	(1.96)	4.56	1.30	0.45	1.58	3.07

Total income (loss) from investment operations	(2.00)	4.44	1.24	0.39	1.49	2.96

Less Distributions to Shareholders from:

Net realized gain on investments	(3.91)	(0.39)	(0.72)	(4.05)	(3.00)	(0.05)

Net Asset Value, End of Period	$6.69	$12.60	$8.55	$8.03	$11.69	$13.20

Total Return[2,3]	(20.75)%[4]	52.92%	16.22%	11.83%	13.81%	28.82%

Ratio of net expenses to average net assets	1.30%[5]	1.30%	1.30%	1.30%	1.30%	1.43%

Ratio of gross expenses to average net assets[6]	1.73%[5]	1.72%	1.90%	1.94%	1.81%	2.01%

Ratio of net investment loss to average net assets[2]	(0.99)%[5]	(0.98)%	(0.73)%	(0.79)%	(0.76)%	(0.93)%

Portfolio turnover	114%[4]	217%	206%	226%	233%	99%

Net assets end of period (000’s) omitted	$728	$834	$306	$324	$553	$210

12

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

Class I	For the six months ended April 30, 2022 (unaudited)	For the fiscal years ended October 31,
		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.40	$9.04	$8.43	$12.02	$13.46	$10.46

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.03)	(0.08)	(0.03)	(0.04)	(0.06)	(0.08)

Net realized and unrealized gain (loss) on investments	(2.11)	4.83	1.36	0.50	1.62	3.13

Total income (loss) from investment operations	(2.14)	4.75	1.33	0.46	1.56	3.05

Less Distributions to Shareholders from:

Net realized gain on investments	(3.91)	(0.39)	(0.72)	(4.05)	(3.00)	(0.05)

Net Asset Value, End of Period	$7.35	$13.40	$9.04	$8.43	$12.02	$13.46

Total Return[2,3]	(20.62)%[4]	53.49%	16.69%	12.08%	14.12%	29.22%

Ratio of net expenses to average net assets	0.94%[5]	0.94%	0.95%	0.96%	1.01%	1.15%

Ratio of gross expenses to average net assets[6]	1.37%[5]	1.36%	1.55%	1.60%	1.52%	1.73%

Ratio of net investment loss to average net assets[2]	(0.63)%[5]	(0.62)%	(0.38)%	(0.45)%	(0.46)%	(0.65)%

Portfolio turnover	114%[4]	217%	206%	226%	233%	99%

Net assets end of period (000’s) omitted	$14,446	$17,230	$11,547	$10,873	$11,549	$11,009

13

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

Class Z	For the six months ended April 30, 2022 (unaudited)	For the fiscal years ended October 31,
		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$14.01	$9.43	$8.75	$12.31	$13.70	$10.63

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.03)	(0.07)	(0.03)	(0.03)	(0.05)	(0.06)

Net realized and unrealized gain (loss) on investments	(2.24)	5.04	1.43	0.52	1.66	3.18

Total income (loss) from investment operations	(2.27)	4.97	1.40	0.49	1.61	3.12

Less Distributions to Shareholders from:

Net realized gain on investments	(3.91)	(0.39)	(0.72)	(4.05)	(3.00)	(0.05)

Net Asset Value, End of Period	$7.83	$14.01	$9.43	$8.75	$12.31	$13.70

Total Return[2,3]	(20.65)%[4]	53.62%	16.74%	12.15%	14.26%	29.42%

Ratio of net expenses to average net assets	0.90%[5]	0.90%	0.90%	0.90%	0.90%	1.00%

Ratio of gross expenses to average net assets[6]	1.33%[5]	1.32%	1.50%	1.54%	1.41%	1.58%

Ratio of net investment loss to average net assets[2]	(0.59)%[5]	(0.58)%	(0.33)%	(0.39)%	(0.36)%	(0.50)%

Portfolio turnover	114%[4]	217%	206%	226%	233%	99%

Net assets end of period (000’s) omitted	$6,275	$8,672	$7,850	$7,196	$6,418	$7,354

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

14

Notes to Financial Statements (unaudited) April 30, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Frontier Small Cap Growth Fund (the “Fund”).

The Fund offers Class N, I and Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Fund and thus Fund performance.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or

15

Notes to Financial Statements (continued)

similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax equalization utilized. Temporary differences are primarily due to wash sales loss deferrals.

At April 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Depreciation

$22,905,442	$1,986,110	$(2,190,780)	$(204,670)

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2021, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended October 31, 2022, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

16

Notes to Financial Statements (continued)

g. CAPITALSTOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021, the capital stock transactions by class for the Fund were as follows:

	April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	230,686	$2,231,667	95,143	$1,142,441

Reinvestment of distributions	83,362	665,222	1,373	14,298

Cost of shares repurchased	(271,483)	(2,144,550)	(66,038)	(772,841)

Net increase	42,565	$752,339	30,478	$383,898

Class I:

Proceeds from sale of shares	274,886	$2,381,192	170,214	$2,163,054

Reinvestment of distributions	576,352	5,043,079	44,866	495,323

Cost of shares repurchased	(170,108)	(1,451,180)	(206,476)	(2,458,029)

Net increase	681,130	$5,973,091	8,604	$200,348

Class Z:

Proceeds from sale of shares	1,125	$10,083	46,016	$620,199

Reinvestment of distributions	258,819	2,412,197	26,664	307,436

Cost of shares repurchased	(77,302)	(659,853)	(285,775)	(3,643,785)

Net increase (decrease)	182,642	$1,762,427	(213,095)	$(2,716,150)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2022, the market value of Repurchase Agreements outstanding was $970,388.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Frontier Capital Management Co., LLC (“Frontier”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Frontier.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended April 30, 2022, the Fund paid an investment management fee at the annual rate of 0.70% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with

17

Notes to Financial Statements (continued)

respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to the annual rate of 0.90% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At April 30, 2022, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$119,373

1-2 years	93,482

2-3 years	117,752

Total	$330,607

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Fund has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2022, were as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.15%	0.15%

Class I	0.15%	0.04%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan -is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively.

The Fund did not utilize the interfund loan program during the six months ended April 30, 2022.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2022, were $27,415,126 and $27,822,803, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2022.

18

Notes to Financial Statements (continued)

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2022, were as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$1,845,128	$970,388	$945,086	$1,915,474

The following table summarizes the securities received as collateral for securities lending at April 30, 2022:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.000% -4.500%	05/19/22-11/15/51

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2022:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Citigroup Global Markets, Inc.	$970,388	—	$970,388	$970,388	—

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

19

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

20

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Frontier Capital Management Co., LLC

99 Summer Street

Boston, MA 02110

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at amgfunds.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	043022 SAR085

SEMI-ANNUAL REPORT

AMG Funds
April 30, 2022

AMG River Road Mid Cap Value Fund
Class N: CHTTX	Class I: ABMIX	Class Z: ABIZX
AMG River Road Large Cap Value Select Fund
Class N: FQUAX	Class I: MEQFX
AMG River Road Small Cap Value Fund
Class N: ARSVX	Class I: ARSIX	Class Z: ARZMX
AMG River Road Dividend All Cap Value Fund
Class N: ARDEX	Class I: ARIDX	Class Z: ARZDX
AMG River Road Small-Mid Cap Value Fund
Class N: ARSMX	Class I: ARIMX	Class Z: ARSZX
AMG River Road International Value Equity Fund
Class N: ARLSX	Class I: ALSIX	Class Z: ARLZX
AMG River Road Focused Absolute Value Fund
Class N: ARRFX	Class I: AFAVX	Class Z: ARRZX

amgfunds.com	043022	SAR082

AMG Funds Semi-Annual Report — April 30, 2022 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur
two types of costs: (1) transaction costs,
which may include sales charges (loads) on
purchase payments; redemption fees; and
exchange fees; and (2) ongoing costs,
including management fees; distribution
(12b-1) fees; and other Fund expenses.
This example is intended to help you
understand your ongoing costs (in dollars)
of investing in the Fund and to compare
these costs with the ongoing costs of
investing in other mutual funds. The
example is based on $1,000 invested at the
beginning of the period and held for the
entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides
information about the actual account values
and

actual expenses. You may use the
information in this line, together with the
amount you invested, to estimate the
expenses that you paid over the period.
Simply divide your account value by
$1,000 (for example, an $8,600 account
value divided by $1,000 = 8.6), then
multiply the result by the number in the
first line under the heading entitled
“Expenses Paid During Period” to
estimate the expenses you paid on your
account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

The second line of the following table
provides information about hypothetical
account values and hypothetical
expenses based on the Fund’s actual
expense ratio and an assumed annual
rate of return of 5% before expenses,
which is not the Fund’s

actual return. The hypothetical account
values and expenses may not be used to
estimate the actual ending account
balance or expenses you paid for the
period. You may use this information to
compare the ongoing costs of investing in
the Fund and other funds by comparing
this 5% hypothetical example with the 5%
hypothetical examples that appear in the
shareholder reports of other funds.

Please note that the expenses shown in
the table are meant to highlight your
ongoing costs only and do not reflect any
transactional costs, such as sales
charges (loads), redemption fees, or
exchange fees. Therefore, the second line
of the table is useful in comparing
ongoing costs only, and will not help you
determine the relative total costs of
owning different funds.

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG River Road Mid Cap Value Fund

Based on Actual Fund Return

Class N	1.10%	$1,000	$952	$5.32

Class I	0.81%	$1,000	$953	$3.92

Class Z	0.76%	$1,000	$954	$3.68

Based on Hypothetical 5% Annual Return

Class N	1.10%	$1,000	$1,019	$5.51

Class I	0.81%	$1,000	$1,021	$4.06

Class Z	0.76%	$1,000	$1,021	$3.81

AMG River Road Large Cap Value Select Fund

Based on Actual Fund Return

Class N	0.95%	$1,000	$938	$4.56

Class I	0.63%	$1,000	$940	$3.03

Based on Hypothetical 5% Annual Return

Class N	0.95%	$1,000	$1,020	$4.76

Class I	0.63%	$1,000	$1,022	$3.16

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG River Road Small Cap Value Fund

Based on Actual Fund Return

Class N	1.34%	$1,000	$964	$6.53

Class I	1.08%	$1,000	$966	$5.26

Class Z	0.99%	$1,000	$966	$4.82

Based on Hypothetical 5% Annual Return

Class N	1.34%	$1,000	$1,018	$6.71

Class I	1.08%	$1,000	$1,019	$5.41

Class Z	0.99%	$1,000	$1,020	$4.96

AMG River Road Dividend All Cap Value Fund

Based on Actual Fund Return

Class N	1.07%	$1,000	$997	$5.30

Class I	0.82%	$1,000	$998	$4.06

Class Z	0.78%	$1,000	$998	$3.86

Based on Hypothetical 5% Annual Return

Class N	1.07%	$1,000	$1,019	$5.36

Class I	0.82%	$1,000	$1,021	$4.11

Class Z	0.78%	$1,000	$1,021	$3.91

About Your Fund’s Expenses (continued)

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG River Road Small-Mid Cap Value Fund

Based on Actual Fund Return

Class N	1.28%	$1,000	$966	$6.24

Class I	1.02%	$1,000	$967	$4.98

Class Z	0.97%	$1,000	$969	$4.73

Based on Hypothetical 5% Annual Return

Class N	1.28%	$1,000	$1,019	$6.41

Class I	1.02%	$1,000	$1,020	$5.11

Class Z	0.97%	$1,000	$1,020	$4.86

AMG River Road International Value Equity Fund

Based on Actual Fund Return

Class N	1.03%	$1,000	$954	$4.99

Class I	0.78%	$1,000	$954	$3.78

Class Z	0.73%	$1,000	$955	$3.54

Based on Hypothetical 5% Annual Return

Class N	1.03%	$1,000	$1,020	$5.16

Class I	0.78%	$1,000	$1,021	$3.91

Class Z	0.73%	$1,000	$1,021	$3.66

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG River Road Focused Absolute Value Fund

Based on Actual Fund Return

Class N	1.06%	$1,000	$897	$4.98

Class I	0.82%	$1,000	$898	$3.86

Class Z	0.78%	$1,000	$898	$3.67

Based on Hypothetical 5% Annual Return

Class N	1.06%	$1,000	$1,020	$5.31

Class I	0.82%	$1,000	$1,021	$4.11

Class Z	0.78%	$1,000	$1,021	$3.91

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited) Periods ended April 30, 2022

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2022.

Average Annual Total Returns[1]	Six Months*		One Year		Five Years	Ten Years	Since Inception	Inception Date

AMG River Road Mid Cap Value Fund[2,3,4,5,6,7,8,9,10,11,12]

Class N	(4.76%	)	1.90%		4.41%	9.44%	11.02%	09/19/94

Class I	(4.66%	)	2.16%		4.68%	9.72%	8.83%	07/06/04

Class Z	(4.59%	)	2.28%		—	—	4.99%	09/29/17

Russell Midcap® Value Index[24]	(4.84%	)	0.00%		8.61%	11.40%	—	09/19/94	†

AMG River Road Large Cap Value Select Fund2, 7, 8, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19, 20

Class N	(6.21%	)	(1.36%	)	7.06%	8.92%	6.80%	03/01/06

Class I	(6.04%	)	(1.02%	)	7.40%	9.23%	8.15%	08/14/92

Russell 1000® Value Index[25]	(3.94%	)	1.32%		9.06%	11.17%	9.82%	08/14/92	†

AMG River Road Small Cap Value Fund[2,4,5,7,8,10,11,12]

Class N	(3.56%	)	(3.81%	)	8.04%	10.29%	8.18%	06/28/05

Class I	(3.45%	)	(3.58%	)	8.32%	10.57%	6.88%	12/13/06

Class Z	(3.45%	)	(3.51%	)	—	—	8.36%	09/29/17

Russell 2000® Value Index[26]	(9.50%	)	(6.59%	)	6.75%	9.81%	7.26%	06/28/05	†

AMG River Road Dividend All Cap Value Fund[2,4,5,7,8,10,11,12,15,17,21]

Class N	(0.26%	)	2.74%		6.83%	9.22%	7.92%	06/28/05

Class I	(0.14%	)	3.00%		7.11%	9.50%	6.87%	06/28/07

Class Z	(0.19%	)	3.04%		—	—	7.14%	09/29/17

Russell 3000® Value Index[27]	(4.30%	)	0.79%		8.89%	11.06%	7.76%	06/28/05	†

AMG River Road Small-Mid Cap Value Fund[2,4,5,7,8,10,11,12]

Class N	(3.37%	)	(3.86%	)	8.94%	10.79%	7.46%	03/29/07

Class I	(3.27%	)	(3.65%	)	9.22%	11.06%	7.50%	06/28/07

Class Z	(3.15%	)	(3.44%	)	—	—	8.89%	09/29/17

Russell 2500® Value Index[28]	(6.76%	)	(3.70%	)	7.69%	10.33%	7.05%	03/29/07	†

Russell 2000® Value Index[26]	(9.50%	)	(6.59%	)	6.75%	9.81%	6.31%	03/29/07	†

AMG River Road International Value Equity Fund[2,7,8,10,11,12,15,19,22,23]

Class N	(4.58%	)	(3.36%	)	5.20%	5.38%	5.28%	05/04/11

Class I	(4.56%	)	(3.21%	)	5.45%	—	4.95%	03/04/13

Class Z	(4.49%	)	(3.07%	)	—	—	5.15%	09/29/17

MSCI EAFE Index[29]	(11.80%	)	(8.15%	)	4.77%	5.77%	3.93%	05/04/11	†

MSCI EAFE Value Index[30]	(5.14%	)	(3.53%	)	2.68%	4.65%	2.63%	05/04/11	†

AMG River Road Focused Absolute Value Fund2, 4, 5, 7, 8, 10, 11, 12, 14, 15, 19, 23

Class N	(10.28%	)	(12.17%	)	5.77%	—	8.03%	11/03/15

Class I	(10.19%	)	(11.96%	)	6.02%	—	8.28%	11/03/15

Class Z	(10.21%	)	(11.98%	)	—	—	5.59%	09/29/17

Russell 3000® Value Index[27]	(4.30%	)	0.79%		8.89%	11.06%	9.51%	11/03/15	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.

†	Date reflects the inception date of the Fund, not the index.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2022. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

As of March 19, 2021, the Fund’s Subadviser was changed to River Road Asset Management, LLC. Prior to March 19, 2021, the Fund was known as the AMG Managers Fairpointe Mid Cap Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous Subadviser, Fairpointe Capital LLC. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund

Periods ended April 30, 2022 (continued)

[4]  The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[5]  The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[6]  The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[7]  Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[8]  Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[9]  The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[10]  The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[11]  Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[14]  Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.

[15]  Investing in PTPs (including master limited partnerships) involves risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies. PTPs are also subject to capital markets risk. PTPs may lose their partnership status for tax purposes. The Fund’s status as a regulated investment company may be jeopardized if it does not appropriately limit such investments in PTPs or if such investments are recharacterized for tax purposes.

[16]  Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities.

[17]  Investments in master limited partnerships (MLPs) are subject to similar risks to those associated with the specific industry or industries in which the partnership invests, such as the risk of investing in the real estate or oil and gas industries. In addition, investments in MLPs are subject to the risks of investing in a partnership, including limited control and voting rights on matters affecting the partnership and fewer investor protections compared to corporations.

[22]  The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[23]  The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[24]  The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. Unlike the Fund, the Russell Midcap® Value Index is unmanaged, is not available for investment and does not incur expenses.

[25]  The Russell 1000® Value Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[26]  The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[12]  The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[13]  As of March 22, 2021, the Fund’s Subadviser was changed to River Road Asset Management, LLC. Prior to March 22, 2021, the Fund was known as the AMG FQ Long-Short Equity Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 22, 2021, reflects the performance and investment strategies of the Fund’s previous Subadviser, First Quadrant, L.P. The Fund’s past performance would have been different if the Fund

[18]  Because exchange-traded funds (ETFs) incur their own costs, investing in them could result in a higher cost to the investor. Additionally, the fund will be indirectly exposed to all the risks of securities held by the ETFs.

[19]  A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

[20]  The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[21]  An issuer of a security may be unwilling or unable to pay income on a security. Common stocks do not assure dividend payments and are paid only when declared by an issuer’s board of directors.

[27]  The Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 3000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[28]  The Russell 2500® Value Index measures the performance of the Russell 2500® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2500® Value Index is unmanaged, is not available for investment and does not incur expenses.

[29]  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI EAFE Index is unmanaged, is not available for investment and does not incur expenses

Periods ended April 30, 2022 (continued)

[30]  The Fund’s secondary benchmark, the MSCI EAFE Value Index (Europe, Australasia, Far East), captures large and mid cap securities exhibiting overall value style characteristics across developed markets, excluding the U.S. and Canada. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI EAFE Value Index is unmanaged, is not available for investment and does not incur expenses,

The Russell Indices are trademarks of the London Stock Exchange Group companies.

All MSCI data is provided ‘as is’. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG River Road Mid Cap Value Fund Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	21.4

Consumer Discretionary	16.7

Communication Services	14.1

Industrials	13.8

Energy	9.1

Information Technology	6.3

Consumer Staples	6.2

Health Care	5.8

Materials	2.2

Utilities	1.8

Real Estate	1.8

Short-Term Investments	1.0

Other Assets Less Liabilities	(0.2)

TOP TEN HOLDINGS

Security Name	% of Net Assets

LKQ Corp.	4.5

News Corp., Class A	4.2

Liberty Media Corp.-Liberty SiriusXM, Class C	4.0

BJ’s Wholesale Club Holdings, Inc.	3.9

KKR & Co., Inc.	3.8

Willis Towers Watson PLC (United Kingdom)	3.6

SEI Investments Co.	3.6

Advance Auto Parts, Inc.	3.4

SS&C Technologies Holdings, Inc.	3.2

NCR Corp.	3.1

Top Ten as a Group	37.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Mid Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2022

	Shares	Value

Common Stocks - 99.2%

Communication Services - 14.1%

Liberty Broadband Corp., Class C*	91,692	$10,253,000

Liberty Global PLC, Class C (United Kingdom)*	186,379	4,417,182

Liberty Media Corp.-Liberty SiriusXM, Class C*	328,645	13,763,653

Madison Square Garden Sports Corp.*	33,085	5,363,409

News Corp., Class A	719,048	14,280,293

Total Communication Services		48,077,537

Consumer Discretionary - 16.7%

Advance Auto Parts, Inc.	58,446	11,667,575

Bath & Body Works, Inc.	178,659	9,449,274

Dollar Tree, Inc.*	37,496	6,091,225

DR Horton, Inc.	73,890	5,142,005

LKQ Corp.	308,773	15,324,404

NVR, Inc.*	2,113	9,246,932

Total Consumer Discretionary		56,921,415

Consumer Staples - 6.2%

Albertsons Cos., Inc., Class A	250,330	7,830,322

BJ’s Wholesale Club Holdings, Inc.*	205,360	13,214,916

Total Consumer Staples		21,045,238

Energy - 9.1%

Chesapeake Energy Corp.	73,890	6,060,458

Devon Energy Corp.	72,786	4,233,962

Marathon Petroleum Corp.	81,983	7,153,836

Texas Pacific Land Corp.	6,617	9,042,792

The Williams Cos., Inc.	132,330	4,537,596

Total Energy		31,028,644

Financials - 21.4%

American Equity Investment Life Holding Co.	228,269	8,610,307

Apollo Global Management, Inc.	125,723	6,255,977

Ares Management Corp., Class A	138,954	9,201,534

Cannae Holdings, Inc.*	247,035	5,533,584

Fairfax Financial Holdings, Ltd. (Canada)	11,028	6,065,951

KKR & Co., Inc.	253,651	12,928,591

SEI Investments Co.	217,787	12,135,092

Willis Towers Watson PLC (United Kingdom)	57,347	12,321,576

Total Financials		73,052,612

	Shares	Value

Health Care - 5.8%

Centene Corp.*	77,197	$6,218,219

McKesson Corp.	18,669	5,780,109

Premier, Inc., Class A	211,744	7,667,250

Total Health Care		19,665,578

Industrials - 13.8%

Air Transport Services Group, Inc.*	233,913	7,321,477

API Group Corp.*	384,889	7,143,540

Armstrong World Industries, Inc.	120,800	10,226,928

CACI International, Inc., Class A*	24,204	6,421,321

Carlisle Cos., Inc.	12,131	3,146,296

Huntington Ingalls Industries, Inc.	20,954	4,457,754

UniFirst Corp.	47,422	8,170,811

Total Industrials		46,888,127

Information Technology - 6.3%

NCR Corp.*	296,662	10,392,070

SS&C Technologies Holdings, Inc.	170,926	11,052,075

Total Information Technology		21,444,145

Materials - 2.2%

Axalta Coating Systems, Ltd.*	293,354	7,442,391

Real Estate - 1.8%

The St Joe Co.	116,902	6,220,355

Utilities - 1.8%

Atmos Energy Corp.	55,137	6,252,536

Total Common Stocks

(Cost $337,145,890)		338,038,578

Short-Term Investments - 1.0%

Other Investment Companies - 1.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%[1]	2,264,218	2,264,218

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37%[1]	1,166,415	1,166,415

Total Short-Term Investments

(Cost $3,430,633)		3,430,633

Total Investments - 100.2% (Cost $340,576,523)		341,469,211

Other Assets, less Liabilities - (0.2)%		(637,059)

Net Assets - 100.0%		$340,832,152

*	Non-income producing security.
[1]	Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$338,038,578	–	–	$338,038,578

Short-Term Investments

Other Investment Companies	3,430,633	–	–	3,430,633

Total Investments in Securities	$341,469,211	–	–	$341,469,211

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Communication Services	29.8

Consumer Staples	21.5

Financials	18.4

Information Technology	17.8

Consumer Discretionary	9.9

Health Care	1.5

Short-Term Investments	0.7

Other Assets Less Liabilities	0.4

TOP TEN HOLDINGS

Security Name	% of Net Assets

Keurig Dr Pepper, Inc.	9.0

Visa, Inc., Class A	8.6

Alphabet, Inc., Class C	8.1

Fiserv, Inc.	7.0

T-Mobile US, Inc.	6.0

Liberty Media Corp.-Liberty SiriusXM, Class C	5.3

Berkshire Hathaway, Inc., Class B	4.8

Unilever PLC, Sponsored ADR (United Kingdom)	4.8

LKQ Corp.	4.7

Willis Towers Watson PLC (United Kingdom)	4.4

Top Ten as a Group	62.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Large Cap Value Select Fund Schedule of Portfolio Investments (unaudited) April 30, 2022

	Shares	Value

Common Stocks - 98.9%

Communication Services - 29.8%

Alphabet, Inc., Class C*	1,305	$3,000,626

Liberty Broadband Corp., Class C*	13,522	1,512,030

Liberty Media Corp.-Liberty SiriusXM, Class C*	46,467	1,946,038

Meta Platforms, Inc., Class A*	5,247	1,051,866

News Corp., Class A	64,165	1,274,317

T-Mobile US, Inc.*	17,938	2,208,885

Total Communication Services		10,993,762

Consumer Discretionary - 9.9%

Bath & Body Works, Inc.	19,454	1,028,922

LKQ Corp.	35,298	1,751,840

NVR, Inc.*	201	879,618

Total Consumer Discretionary		3,660,380

Consumer Staples - 21.5%

BJ’s Wholesale Club Holdings, Inc.*	21,513	1,384,362

Keurig Dr Pepper, Inc.	89,105	3,332,527

Nestle SA, Sponsored ADR (Switzerland)	11,255	1,447,843

Unilever PLC, Sponsored ADR (United Kingdom)	38,057	1,760,517

Total Consumer Staples		7,925,249

Financials - 18.4%

Ares Management Corp., Class A	18,226	1,206,925

Berkshire Hathaway, Inc., Class B*	5,465	1,764,266

KKR & Co., Inc.	26,107	1,330,674

	Shares	Value

The Progressive Corp.	8,359	$897,422

Willis Towers Watson PLC (United Kingdom)	7,501	1,611,665

Total Financials		6,810,952

Health Care - 1.5%

UnitedHealth Group, Inc.	1,099	558,896

Information Technology - 17.8%

Fiserv, Inc.*	26,583	2,603,008

NCR Corp.*	22,604	791,818

Visa, Inc., Class A1	14,817	3,157,947

Total Information Technology		6,552,773

Total Common Stocks (Cost $38,417,660)		36,502,012

Short-Term Investments - 0.7%

Other Investment Companies - 0.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%[2]	162,145	162,145

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37%[2]	83,531	83,531

Total Short-Term Investments (Cost $245,676)		245,676

Total Investments - 99.6% (Cost $38,663,336)		36,747,688

Other Assets, less Liabilities - 0.4%		155,649

Net Assets - 100.0%		$36,903,337

*	Non-income producing security.
[1]	Some of these securities, amounting to $2,229,979 or 6.0% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations.
See Note 4 of Notes to Financial Statements.
[2]	Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$36,502,012	—	—	$36,502,012

Short-Term Investments

Other Investment Companies	245,676	—	—	245,676

Total Investments in Securities	$36,747,688	—	—	$36,747,688

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	32.4

Information Technology	16.0

Financials	12.1

Health Care	9.9

Consumer Staples	7.5

Energy	5.0

Consumer Discretionary	3.8

Materials	2.8

Communication Services	2.6

Utilities	2.0

Real Estate	0.5

Short-Term Investments	5.4

Other Assets Less Liabilities	0.0[1]

TOP TEN HOLDINGS

Security Name	% of Net Assets

Air Transport Services Group, Inc.	4.9

BJ’s Wholesale Club Holdings, Inc.	3.8

NCR Corp.	3.3

Premier, Inc., Class A	3.2

UniFirst Corp.	3.1

Murphy USA, Inc.	3.1

White Mountains Insurance Group, Ltd.	2.8

Cannae Holdings, Inc.	2.7

Comfort Systems USA, Inc.	2.6

American Equity Investment Life Holding Co.	2.6

Top Ten as a Group	32.1

[1]	Less than 0.05%

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2022

	Shares	Value

Common Stocks - 94.6%

Communication Services - 2.6%

Liberty Latin America, Ltd., Class C*	879,588	$8,127,393

Yelp, Inc.*	396,196	12,888,256

Total Communication Services		21,015,649

Consumer Discretionary - 3.8%

Murphy USA, Inc.	107,758	25,172,269

Sleep Number Corp.*	142,299	5,771,647

Total Consumer Discretionary		30,943,916

Consumer Staples - 7.5%

BJ’s Wholesale Club Holdings, Inc.*	481,348	30,974,744

Hostess Brands, Inc.*	373,213	8,468,203

Ingles Markets, Inc., Class A	184,801	17,208,669

Whole Earth Brands, Inc.*	747,763	5,167,042

Total Consumer Staples		61,818,658

Energy - 5.0%

Centennial Resource Development, Inc., Class A*,1	1,254,183	9,707,376

Evolution Petroleum Corp.	666,012	4,202,536

HF Sinclair Corp.*	292,209	11,109,786

SM Energy Co.	306,452	10,888,240

World Fuel Services Corp.	221,805	5,372,117

Total Energy		41,280,055

Financials - 12.1%

American Equity Investment Life Holding Co.	558,631	21,071,561

Axis Capital Holdings, Ltd. (Bermuda)	342,914	19,659,260

Cannae Holdings, Inc.*	1,001,799	22,440,298

Genworth Financial, Inc., Class A*	3,522,317	13,067,796

White Mountains Insurance Group, Ltd.	22,288	23,358,270

Total Financials		99,597,185

Health Care - 9.9%

Computer Programs and Systems, Inc.*	466,037	14,875,901

Enovis Corp.*	63,045	4,089,729

Haemonetics Corp.*	236,996	12,008,587

MEDNAX, Inc.*	586,738	10,866,388

Patterson Cos., Inc.	416,476	12,814,967

Premier, Inc., Class A	730,334	26,445,394

Total Health Care		81,100,966

Industrials - 32.4%

Air Transport Services Group, Inc.*	1,295,722	40,556,099

Alight, Inc., Class A*	1,570,467	13,490,312

Argan, Inc.	329,681	12,125,667

Armstrong World Industries, Inc.	236,101	19,988,311

Atkore, Inc.*	142,933	13,735,861

	Shares	Value

Barrett Business Services, Inc.	59,027	$4,248,173

Comfort Systems USA, Inc.	251,138	21,201,070

CoreCivic, Inc.*	1,692,013	21,031,722

Esab Corp.*	63,044	2,963,068

GMS, Inc.*	230,417	11,048,495

GrafTech International, Ltd.	782,654	7,106,498

Kelly Services, Inc., Class A	424,336	8,185,441

McGrath RentCorp	227,723	19,005,762

MSC Industrial Direct Co., Inc., Class A	88,244	7,311,898

Park Aerospace Corp.	711,075	8,319,578

SP Plus Corp.*	563,264	16,053,024

UniFirst Corp.	150,070	25,857,061

Univar Solutions, Inc.*	399,870	11,644,214

Viad Corp.*	89,371	2,926,900

Total Industrials		266,799,154

Information Technology - 16.0%

ACI Worldwide, Inc.*	636,735	17,586,621

Avaya Holdings Corp.*,1	1,058,487	9,791,005

CDK Global, Inc.	236,446	12,865,027

Computer Services, Inc.	188,199	9,575,565

DXC Technology Co.*	439,868	12,624,211

ePlus, Inc.*	347,629	19,634,086

Ituran Location and Control, Ltd. (Israel)	382,160	8,575,670

NCR Corp.*	764,467	26,779,279

Vontier Corp.	559,398	14,331,777

Total Information Technology		131,763,241

Materials - 2.8%

Axalta Coating Systems, Ltd.*	658,784	16,713,350

TriMas Corp.	225,983	6,675,538

Total Materials		23,388,888

Real Estate - 0.5%

Newmark Group, Inc., Class A	342,113	4,156,673

Utilities - 2.0%

Southwest Gas Holdings, Inc.	187,912	16,556,926

Total Common Stocks (Cost $636,098,934)		778,421,311

Short-Term Investments - 5.4%

Other Investment Companies - 5.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%[2]	29,391,531	29,391,531

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37% [2]	15,141,092	15,141,092

Total Short-Term Investments
(Cost $44,532,623)		44,532,623

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (continued)

Value

Total Investments - 100.0%
(Cost $680,631,557)	$822,953,934

Other Assets, less Liabilities - (0.0)%#	(226,456)

Net Assets - 100.0%	$822,727,478

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $1,026,324 or 0.1% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations.
See Note 4 of Notes to Financial Statements.
[2]	Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$778,421,311	—	—	$778,421,311

Short-Term Investments

Other Investment Companies	44,532,623	—	—	44,532,623

Total Investments in Securities	$822,953,934	—	—	$822,953,934

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	18.9

Information Technology	14.0

Health Care	12.9

Consumer Staples	11.1

Utilities	10.6

Energy	10.5

Communication Services	7.6

Consumer Discretionary	7.4

Industrials	5.4

Short-Term Investments	1.6

Other Assets Less Liabilities	0.0[1]

TOP TEN HOLDINGS

Security Name	% of Net Assets

United Parcel Service, Inc., Class B	3.4

The AES Corp.	3.2

Corning, Inc.	3.2

Verizon Communications, Inc.	3.2

Bristol-Myers Squibb Co.	3.1

Oracle Corp.	3.0

Kinder Morgan, Inc.	3.0

Comcast Corp., Class A	2.9

The Progressive Corp.	2.9

U.S. Bancorp	2.8

Top Ten as a Group	30.7

[1]	Less than 0.05%

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2022

	Shares	Value

Common Stocks - 98.4%

Communication Services - 7.6%

Comcast Corp., Class A	241,836	$9,615,399

The Interpublic Group of Cos., Inc.	155,314	5,066,343

Verizon Communications, Inc.	224,204	10,380,645

Total Communication Services		25,062,387

Consumer Discretionary - 7.4%

Advance Auto Parts, Inc.	36,663	7,319,035

Genuine Parts Co.	25,557	3,323,688

Magna International, Inc. (Canada)	74,244	4,474,686

Target Corp.	39,813	9,103,242

Total Consumer Discretionary		24,220,651

Consumer Staples - 11.1%

The JM Smucker Co.	24,950	3,416,403

Kimberly-Clark Corp.	56,963	7,908,173

The Kroger Co.	38,767	2,091,867

PepsiCo, Inc.	30,266	5,196,975

Sysco Corp.	92,712	7,925,022

Unilever PLC, Sponsored ADR (United Kingdom)	167,456	7,746,515

Walgreens Boots Alliance, Inc.	48,538	2,058,011

Total Consumer Staples		36,342,966

Energy - 10.5%

Enterprise Products Partners LP, MLP [1]	277,353	7,186,216

Kinder Morgan, Inc.	536,473	9,736,985

Magellan Midstream Partners LP, MLP [1]	44,808	2,170,948

Marathon Petroleum Corp.	74,244	6,478,531

The Williams Cos., Inc.	257,752	8,838,316

Total Energy		34,410,996

Financials - 18.9%

Axis Capital Holdings, Ltd. (Bermuda)	91,861	5,266,391

Chubb, Ltd. (Switzerland)	24,992	5,159,598

CNA Financial Corp.	79,840	3,787,610

Fidelity National Financial, Inc.	137,269	5,466,052

M&T Bank Corp.	41,066	6,843,238

The PNC Financial Services Group, Inc.	26,093	4,334,047

The Progressive Corp.	89,243	9,581,129

Truist Financial Corp.	174,276	8,426,245

U.S. Bancorp	191,859	9,316,673

Willis Towers Watson PLC (United Kingdom)	19,012	4,084,918

Total Financials		62,265,901

Health Care - 12.9%

AbbVie, Inc.	51,357	7,543,316

	Shares	Value

Amgen, Inc.	25,117	$5,857,033

Bristol-Myers Squibb Co.	133,633	10,058,556

Medtronic PLC (Ireland)	13,515	1,410,425

Merck & Co., Inc.	32,112	2,848,013

Pfizer, Inc.	163,698	8,032,661

Premier, Inc., Class A	187,898	6,803,787

Total Health Care		42,553,791

Industrials - 5.4%

General Dynamics Corp.	7,178	1,697,812

Lockheed Martin Corp.	11,435	4,941,292

United Parcel Service, Inc., Class B	62,222	11,198,716

Total Industrials		17,837,820

Information Technology - 14.0%

Cisco Systems, Inc.	168,195	8,238,191

Corning, Inc.	296,815	10,444,920

CSG Systems International, Inc.	47,283	2,906,486

Fidelity National Information Services, Inc.	48,429	4,801,735

NortonLifeLock, Inc.	153,840	3,852,154

Oracle Corp.	136,448	10,015,283

QUALCOMM, Inc.	41,124	5,744,612

Total Information Technology		46,003,381

Utilities - 10.6%

The AES Corp.	518,994	10,597,858

Atlantica Sustainable Infrastructure PLC (United Kingdom)	151,581	4,683,853

Black Hills Corp.	72,512	5,310,779

IDACORP, Inc.	52,489	5,520,793

Vistra Corp.	350,169	8,761,228

Total Utilities		34,874,511

Total Common Stocks

(Cost $233,747,738)		323,572,404

Short-Term Investments - 1.6%

Other Investment Companies - 1.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%[2]	3,423,668	3,423,668

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37%[2]	1,763,708	1,763,708

Total Short-Term Investments

(Cost $5,187,376)		5,187,376

Total Investments - 100.0%

(Cost $238,935,114)		328,759,780

Other Assets, less Liabilities - (0.0)%#		(78,974)

Net Assets - 100.0%		$328,680,806

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (continued)

#	Less than 0.05%.
[1]

Some of these securities, amounting to $2,475,272 or 0.8% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

MLP   Master Limited Partnership

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$323,572,404	—	—	$323,572,404

Short-Term Investments

Other Investment Companies	5,187,376	—	—	5,187,376

Total Investments in Securities	$328,759,780	—	—	$328,759,780

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	30.2

Information Technology	14.0

Financials	13.8

Consumer Discretionary	12.1

Health Care	7.6

Consumer Staples	6.9

Energy	5.7

Utilities	2.6

Communication Services	2.3

Materials	2.2

Real Estate	0.3

Short-Term Investments	2.2

Other Assets Less Liabilities	0.1

TOP TEN HOLDINGS

Security Name	% of Net Assets

Air Transport Services Group, Inc.	4.9

LKQ Corp.	4.1

Premier, Inc., Class A	3.3

NCR Corp.	3.2

Murphy USA, Inc.	3.1

Advance Auto Parts, Inc.	3.0

White Mountains Insurance Group, Ltd.	2.9

UniFirst Corp.	2.8

Cannae Holdings, Inc.	2.7

BJ’s Wholesale Club Holdings, Inc.	2.6

Top Ten as a Group	32.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2022

	Shares	Value

Common Stocks - 97.7%

Communication Services - 2.3%

Liberty Latin America, Ltd., Class A*	108,962	$1,006,809

Liberty Latin America, Ltd., Class C*	120,953	1,117,606

Yelp, Inc.*	108,252	3,521,437

Total Communication Services		5,645,852

Consumer Discretionary - 12.1%

Advance Auto Parts, Inc.	37,767	7,539,426

LKQ Corp.	202,457	10,047,941

Murphy USA, Inc.	32,819	7,666,518

Polaris, Inc.[1]	35,920	3,410,245

Sleep Number Corp.*	29,320	1,189,219

Total Consumer Discretionary		29,853,349

Consumer Staples - 6.9%

BJ’s Wholesale Club Holdings, Inc.*	99,312	6,390,727

Hostess Brands, Inc.*	100,109	2,271,473

Ingles Markets, Inc., Class A	38,649	3,598,995

Molson Coors Beverage Co., Class B	88,414	4,786,734

Total Consumer Staples		17,047,929

Energy - 5.7%

Centennial Resource Development, Inc., Class A*	357,842	2,769,697

Chesapeake Energy Corp.	20,672	1,695,518

HF Sinclair Corp.*	96,116	3,654,330

Ovintiv, Inc.	26,053	1,333,653

SM Energy Co.	78,114	2,775,391

World Fuel Services Corp.	72,806	1,763,361

Total Energy		13,991,950

Financials - 13.8%

American Equity Investment Life Holding Co.	163,321	6,160,468

Axis Capital Holdings, Ltd. (Bermuda)	70,334	4,032,248

Cannae Holdings, Inc.*	300,844	6,738,905

CNA Financial Corp.	65,415	3,103,288

Fidelity National Financial, Inc.	102,224	4,070,560

Genworth Financial, Inc., Class A*	841,735	3,122,837

White Mountains Insurance Group, Ltd.	6,746	7,069,943

Total Financials		34,298,249

Health Care - 7.6%

Computer Programs and Systems, Inc.*	57,161	1,824,579

Enovis Corp.*	11,988	777,662

Haemonetics Corp.*	47,078	2,385,442

MEDNAX, Inc.*	160,919	2,980,220

Patterson Cos., Inc.	83,383	2,565,695

	Shares	Value

Premier, Inc., Class A	226,338	$8,195,699

Total Health Care		18,729,297

Industrials - 30.2%

Air Transport Services Group, Inc.*	386,595	12,100,423

Alight, Inc., Class A*	468,144	4,021,357

Argan, Inc.	98,547	3,624,559

Armstrong World Industries, Inc.	69,903	5,917,988

Atkore, Inc.*	42,326	4,067,529

CACI International, Inc., Class A*	6,367	1,689,165

Comfort Systems USA, Inc.	69,276	5,848,280

CoreCivic, Inc.*	445,526	5,537,888

Curtiss-Wright Corp.	21,167	3,024,976

Dun & Bradstreet Holdings, Inc.*	316,175	4,992,403

Esab Corp.*	11,987	563,389

GrafTech International, Ltd.	197,168	1,790,285

Huntington Ingalls Industries, Inc.	19,413	4,129,922

McGrath RentCorp	34,064	2,842,981

MDU Resources Group, Inc.	47,833	1,232,178

SP Plus Corp.*	103,657	2,954,225

UniFirst Corp.	40,904	7,047,759

Univar Solutions, Inc.*	89,788	2,614,627

Viad Corp.*	26,627	872,034

Total Industrials		74,871,968

Information Technology - 14.0%

ACI Worldwide, Inc.*	187,337	5,174,248

Avaya Holdings Corp.*	303,537	2,807,717

DXC Technology Co.*	73,906	2,121,102

ePlus, Inc.*	99,839	5,638,907

Ituran Location and Control, Ltd. (Israel)	43,962	986,507

NCR Corp.*	224,407	7,860,977

TD SYNNEX Corp.	58,455	5,850,761

Vontier Corp.	169,622	4,345,716

Total Information Technology		34,785,935

Materials - 2.2%

Axalta Coating Systems, Ltd.*	173,896	4,411,742

TriMas Corp.	31,810	939,667

Total Materials		5,351,409

Real Estate - 0.3%

Newmark Group, Inc., Class A	69,464	843,988

Utilities - 2.6%

OGE Energy Corp.	47,407	1,833,703

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Utilities - 2.6% (continued)

Vistra Corp.	188,724	$4,721,874

Total Utilities		6,555,577

Total Common Stocks

(Cost $203,952,573)		241,975,503

Short-Term Investments - 2.2%

Other Investment Companies - 2.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%[2]	3,586,225	3,586,225

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37%[2]	1,847,449	1,847,449

Total Short-Term Investments

(Cost $5,433,674)		5,433,674

*	Non-income producing security.
[1]	Some of these securities, amounting to $3,202,231 or 1.3% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations.
See Note 4 of Notes to Financial Statements.

Value

Total Investments - 99.9%

(Cost $209,386,247)	$247,409,177

Other Assets, less Liabilities - 0.1%	368,164

Net Assets - 100.0%	$247,777,341

[2]	Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$241,975,503	—	—	$241,975,503

Short-Term Investments

Other Investment Companies	5,433,674	—	—	5,433,674

Total Investments in Securities	$247,409,177	—	—	$247,409,177

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road International Value Equity Fund Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	24.6

Industrials	15.4

Health Care	13.3

Communication Services	10.1

Information Technology	9.4

Consumer Staples	7.0

Consumer Discretionary	5.9

Energy	5.7

Utilities	2.3

Materials	2.2

Short-Term Investments	3.4

Other Assets Less Liabilities	0.7

TOP TEN HOLDINGS

Security Name	% of Net Assets

Nintendo Co., Ltd. (Japan)	3.6

Sony Corp. (Japan)	3.5

Roche Holding AG (Switzerland)	3.4

Deutsche Telekom AG (Germany)	3.4

Check Point Software Technologies, Ltd. (Israel)	3.3

BAE Systems PLC (United Kingdom)	3.1

SK Telecom Co., Ltd., Sponsored ADR (South Korea)	3.1

Deutsche Boerse AG (Germany)	3.1

Shell PLC (Netherlands)	3.1

Vinci, S.A. (France)	3.0

Top Ten as a Group	32.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road International Value Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2022

	Shares	Value

Common Stocks - 94.8%

Communication Services - 10.1%

Deutsche Telekom AG (Germany)	14,174	$261,101

Nintendo Co., Ltd. (Japan)	616	281,137

SK Telecom Co., Ltd., Sponsored ADR (South Korea)	9,588	239,892

Total Communication Services		782,130

Consumer Discretionary - 4.8%

Compass Group PLC (United Kingdom)	4,771	100,677

Sony Corp. (Japan)	3,149	271,762

Total Consumer Discretionary		372,439

Consumer Staples - 7.0%

Anheuser-Busch InBev SA/NV (Belgium)	2,687	154,609

Fomento Economico Mexicano SAB de CV,

Sponsored ADR (Mexico)	1,425	106,504

Nestle, S.A. (Switzerland)	1,211	156,333

Unilever PLC (United Kingdom)	2,626	122,083

Total Consumer Staples		539,529

Energy - 5.7%

Shell PLC (Netherlands)	8,877	238,311

TotalEnergies SE (France)	4,139	203,237

Total Energy		441,548

Financials - 24.6%

AIA Group, Ltd. (Hong Kong)	14,041	137,935

Allianz SE (Germany)	953	215,029

Axa, S.A. (France)	8,521	225,423

DBS Group Holdings, Ltd. (Singapore)	9,074	220,141

Deutsche Boerse AG (Germany)	1,370	238,510

Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	20,939	100,298

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	729	173,605

Ping An Insurance Group Co. of China, Ltd., Class H (China)	11,506	72,726

Prudential PLC (United Kingdom)	7,732	96,251

Tokio Marine Holdings, Inc. (Japan)	3,842	207,732

UBS Group AG (Switzerland)	13,233	224,652

Total Financials		1,912,302

Health Care - 13.3%

GlaxoSmithKline PLC (United Kingdom)	4,839	109,083

Novartis AG (Switzerland)	2,303	203,515

Olympus Corp. (Japan)	5,218	91,843

	Shares	Value

Roche Holding AG (Switzerland)	719	$266,615

Sanofi (France)	1,145	121,021

Smith & Nephew PLC (United Kingdom)	7,597	123,136

Takeda Pharmaceutical Co., Ltd. (Japan)	4,097	118,881

Total Health Care		1,034,094

Industrials - 15.4%

Assa Abloy AB (Sweden)	4,056	102,504

BAE Systems PLC (United Kingdom)	26,393	243,783

CK Hutchison Holdings, Ltd. (Hong Kong)	31,234	219,198

Smiths Group PLC (United Kingdom)	10,917	199,773

Thales, S.A. (France)	1,551	198,567

Vinci, S.A. (France)	2,381	231,038

Total Industrials		1,194,863

Information Technology - 9.4%

ASM Pacific Technology, Ltd. (Hong Kong)	12,048	121,417

Check Point Software Technologies, Ltd. (Israel)*	2,061	260,284

Murata Manufacturing Co., Ltd. (Japan)	2,476	147,588

SAP SE (Germany)	1,941	196,713

Total Information Technology		726,002

Materials - 2.2%

Shin-Etsu Chemical Co., Ltd. (Japan)	1,271	174,679

Utilities - 2.3%

EDP - Energias de Portugal, S.A. (Portugal)	38,152	177,814

Total Common Stocks
(Cost $8,082,988)		7,355,400

Preferred Stock - 1.1%

Consumer Discretionary - 1.1%

Volkswagen AG (Germany)	552	85,486

Total Preferred Stock
(Cost $119,749)		85,486

Short-Term Investments - 3.4%

Other Investment Companies - 3.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%[1]	174,493	174,493

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37%[1]	89,890	89,890

Total Short-Term Investments
(Cost $264,383)		264,383

Total Investments - 99.3%
(Cost $8,467,120)		7,705,269

Other Assets, less Liabilities - 0.7%		55,441

Net Assets - 100.0%		$7,760,710

The accompanying notes are an integral part of these financial statements.

AMG River Road International Value Equity Fund Schedule of Portfolio Investments (continued)

* Non-income producing security.	ADR American Depositary Receipt
[1] Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Financials	$100,298	$1,812,004	—	$1,912,302

Industrials	—	1,194,863	—	1,194,863

Health Care	—	1,034,094	—	1,034,094

Communication Services	239,892	542,238	—	782,130

Information Technology	260,284	465,718	—	726,002

Consumer Staples	106,504	433,025	—	539,529

Energy	—	441,548	—	441,548

Consumer Discretionary	—	372,439	—	372,439

Utilities	—	177,814	—	177,814

Materials	—	174,679	—	174,679

Preferred Stock

Consumer Discretionary	—	85,486	—	85,486

Short-Term Investments

Other Investment Companies	264,383	—	—	264,383

Total Investments in Securities	$971,361	$6,733,908	—	$7,705,269

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2022, was as follows:

Country	% of Long-Term Investments

Belgium	2.1

Brazil	1.3

China	1.0

France	13.2

Germany	15.7

Hong Kong	6.4

Israel	3.5

Japan	17.4

Mexico	1.4

Country	% of Long-Term Investments

Netherlands	3.2

Portugal	2.4

Singapore	3.0

South Korea	3.2

Sweden	1.4

Switzerland	11.4

United Kingdom	13.4

100.0

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Communication Services	22.5

Financials	20.5

Consumer Discretionary	16.4

Information Technology	16.0

Consumer Staples	9.5

Utilities	7.6

Industrials	5.4

Health Care	1.5

Short-Term Investments	0.8

Other Assets Less Liabilities	(0.2)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Berkshire Hathaway, Inc., Class B	10.3

LKQ Corp.	6.0

Liberty Media Corp.-Liberty SiriusXM, Class C	5.9

Liberty Broadband Corp., Class C	5.2

Comcast Corp., Class A	4.6

Fiserv, Inc.	4.5

NCR Corp.	4.2

Walgreens Boots Alliance, Inc.	4.2

Advance Auto Parts, Inc.	4.0

The AES Corp.	3.9

Top Ten as a Group	52.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2022

	Shares	Value

Common Stocks - 99.4%

Communication Services - 22.5%

Alphabet, Inc., Class C*	2,117	$4,867,682

Comcast Corp., Class A	144,165	5,732,000

Liberty Broadband Corp., Class C*	57,822	6,465,656

Liberty Media Corp.-Liberty SiriusXM, Class C*	176,720	7,401,033

News Corp., Class A	185,759	3,689,174

Total Communication Services		28,155,545

Consumer Discretionary - 16.4%

Advance Auto Parts, Inc.	25,274	5,045,448

Bath & Body Works, Inc.	55,319	2,925,823

DR Horton, Inc.	37,547	2,612,896

LKQ Corp.	150,201	7,454,476

Polaris, Inc.[1]	26,283	2,495,308

Total Consumer Discretionary		20,533,951

Consumer Staples - 9.5%

Albertsons Cos., Inc., Class A	60,368	1,888,311

Unilever PLC, Sponsored ADR (United Kingdom)	103,629	4,793,877

Walgreens Boots Alliance, Inc.	123,107	5,219,737

Total Consumer Staples		11,901,925

Financials - 20.5%

American Equity Investment Life Holding Co.	63,183	2,383,263

Berkshire Hathaway, Inc., Class B*	39,843	12,862,516

KKR & Co., Inc.	76,853	3,917,197

The Progressive Corp.	20,025	2,149,884

Willis Towers Watson PLC (United Kingdom)	19,774	4,248,642

Total Financials		25,561,502

Health Care - 1.5%

Premier, Inc., Class A	52,155	1,888,533

	Shares	Value

Industrials - 5.4%

Alight, Inc., Class A*	347,683	$2,986,597

United Parcel Service, Inc., Class B	20,560	3,700,389

Total Industrials		6,686,986

Information Technology - 16.0%

Fiserv, Inc.*	57,572	5,637,450

NCR Corp.*	149,437	5,234,778

Oracle Corp.	62,077	4,556,452

QUALCOMM, Inc.	33,041	4,615,497

Total Information Technology		20,044,177

Utilities - 7.6%

The AES Corp.	242,052	4,942,702

Vistra Corp.	182,978	4,578,109

Total Utilities		9,520,811

Total Common Stocks (Cost $118,266,209)		124,293,430

Short-Term Investments - 0.8%

Other Investment Companies - 0.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24% [2]	605,577	605,577

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37%[2]	311,964	311,964

Total Short-Term Investments (Cost $917,541)		917,541

Total Investments - 100.2% (Cost $119,183,750)		125,210,971

Other Assets, less Liabilities - (0.2)%		(202,623)

Net Assets - 100.0%		$125,008,348

*	Non-income producing security.
[1]	Some of these securities, amounting to $2,470,339 or 2.0% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations.
See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$124,293,430	—	—	$124,293,430

Short-Term Investments

Other Investment Companies	917,541	—	—	917,541

Total Investments in Securities	$125,210,971	—	—	$125,210,971

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) April 30, 2022

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund	AMG River Road Dividend All Cap Value Fund

Assets:

Investments at value[1] (including securities on loan valued at $0, $2,229,979, $1,026,324, and $2,475,272, respectively)	$341,469,211	$36,747,688	$822,953,934	$328,759,780

Receivable for investments sold	—	206,957	396,003	—

Dividend and interest receivables	149,783	29,531	190,741	777,825

Securities lending income receivable	—	229	119	606

Receivable for Fund shares sold	42,887	1,021	513,389	239,934

Receivable from affiliate	9,363	4,679	—	10,667

Prepaid expenses and other assets	29,697	12,348	35,430	17,453

Total assets	341,700,941	37,002,453	824,089,616	329,806,265

Liabilities:

Payable for investments purchased	—	—	309,513	—

Payable for Fund shares repurchased	449,485	31,071	245,948	821,120

Accrued expenses:

Investment advisory and management fees	167,111	11,234	564,845	169,684

Administrative fees	44,762	4,815	105,909	42,421

Distribution fees	51,542	992	6,823	8,330

Shareholder service fees	25,273	1,241	61,885	11,219

Other	130,616	49,763	67,215	72,685

Total liabilities	868,789	99,116	1,362,138	1,125,459

Net Assets	$340,832,152	$36,903,337	$822,727,478	$328,680,806

[1] Investments at cost	$340,576,523	$38,663,336	$680,631,557	$238,935,114

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund	AMG River Road Dividend All Cap Value Fund

Net Assets Represent:

Paid-in capital	$321,215,572	$42,224,880	$670,493,366	$204,124,417

Total distributable earnings (loss)	19,616,580	(5,321,543)	152,234,112	124,556,389

Net Assets	$340,832,152	$36,903,337	$822,727,478	$328,680,806

Class N:

Net Assets	$244,785,298	$4,507,311	$32,274,185	$38,696,981

Shares outstanding	13,664,700	311,078	2,339,476	3,546,122

Net asset value, offering and redemption price per share	$17.91	$14.49	$13.80	$10.91

Class I:

Net Assets	$88,257,761	$32,396,026	$782,743,860	$287,204,150

Shares outstanding	4,595,999	2,222,545	54,901,309	26,343,299

Net asset value, offering and redemption price per share	$19.20	$14.58	$14.26	$10.90

Class Z:

Net Assets	$7,789,093	—	$7,709,433	$2,779,675

Shares outstanding	408,059	—	540,123	254,944

Net asset value, offering and redemption price per share	$19.09	—	$14.27	$10.90

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Small-Mid Cap Value Fund	AMG River Road International Value Equity Fund	AMG River Road Focused Absolute Value Fund

Assets:

Investments at value[1] (including securities on loan valued at $3,202,231, $0, and $2,470,339, respectively)	$247,409,177	$7,705,269	$125,210,971

Cash	—	3,678	—

Foreign currency[2]	—	7,608	—

Receivable for investments sold	1,259,553	8,719	3,765,736

Dividend and interest receivables	24,031	40,397	38,819

Securities lending income receivable	411	—	298

Receivable for Fund shares sold	667,545	741	39,361

Receivable from affiliate	—	7,231	8,428

Prepaid expenses and other assets	25,750	12,698	18,101

Total assets	249,386,467	7,786,341	129,081,714

Liabilities:

Payable for investments purchased	1,333,422	—	3,845,504

Payable for Fund shares repurchased	29,835	—	102,590

Accrued expenses:

Investment advisory and management fees	159,988	3,532	67,833

Administrative fees	31,998	999	16,958

Distribution fees	4,311	250	543

Shareholder service fees	10,050	309	4,134

Other	39,522	20,541	35,804

Total liabilities	1,609,126	25,631	4,073,366

Net Assets	$247,777,341	$7,760,710	$125,008,348

[1] Investments at cost	$209,386,247	$8,467,120	$119,183,750

[2] Foreign currency at cost	—	$7,564	—

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Small-Mid Cap Value Fund	AMG River Road International Value Equity Fund	AMG River Road Focused Absolute Value Fund

Net Assets Represent:

Paid-in capital	$206,900,874	$8,440,015	$116,888,467

Total distributable earnings (loss)	40,876,467	(679,305)	8,119,881

Net Assets	$247,777,341	$7,760,710	$125,008,348

Class N:

Net Assets	$19,655,892	$1,167,753	$2,587,536

Shares outstanding	2,199,658	129,533	213,748

Net asset value, offering and redemption price per share	$8.94	$9.02	$12.11

Class I:

Net Assets	$194,625,285	$6,023,358	$111,554,022

Shares outstanding	21,090,151	644,686	9,214,491

Net asset value, offering and redemption price per share	$9.23	$9.34	$12.11

Class Z:

Net Assets	$33,496,164	$569,599	$10,866,790

Shares outstanding	3,626,748	60,694	897,386

Net asset value, offering and redemption price per share	$9.24	$9.38	$12.11

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended April 30, 2022

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund	AMG River Road Dividend All Cap Value Fund

Investment Income:

Dividend income	$2,030,907	$276,315 [1]	$3,042,860	$4,228,088

Securities lending income	—	989	7,072	3,805

Foreign withholding tax	—	(5,138)	(28,615)	(10,449)

Total investment income	2,030,907	272,166	3,021,317	4,221,444

Expenses:

Investment advisory and management fees	1,077,027	69,698	3,472,183	1,124,218

Administrative fees	288,489	29,871	651,034	281,054

Distribution fees - Class N	333,122	5,911	41,539	51,535

Shareholder servicing fees - Class N	136,188	2,365	16,782	8,246

Shareholder servicing fees - Class I	25,979	5,265	363,681	66,199

Reports to shareholders	50,913	5,665	24,748	13,065

Registration fees	27,532	12,903	28,212	21,631

Custodian fees	25,199	8,894	32,711	24,060

Professional fees	21,451	18,907	33,025	24,463

Transfer agent fees	13,502	4,792	12,630	8,258

Trustee fees and expenses	13,437	1,386	29,507	13,836

Interest expense	891	—	—	1,641

Miscellaneous	8,541	1,418	34,008	17,869

Total expenses before offsets	2,022,271	167,075	4,740,060	1,656,075

Expense reimbursements	(64,411)	(34,050)	—	(66,972)

Expense reductions	(4,186)	(477)	(21,223)	(17,240)

Net expenses	1,953,674	132,548	4,718,837	1,571,863

Net investment income (loss)	77,233	139,618	(1,697,520)	2,649,581

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	19,653,687	2,499,312	12,926,988	42,378,470

Net change in unrealized appreciation/depreciation on investments	(36,347,381)	(5,029,155)	(40,380,869)	(42,362,717)

Net realized and unrealized gain (loss)	(16,693,694)	(2,529,843)	(27,453,881)	15,753

Net increase (decrease) in net assets resulting from operations	$(16,616,461)	$(2,390,225)	$(29,151,401)	$2,665,334

[1] Includes non-recurring dividends of $30,052.

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG River Road Small-Mid Cap Value Fund	AMG River Road International Value Equity Fund	AMG River Road Focused Absolute Value Fund

Investment Income:

Dividend income	$1,199,001	$246,773 [1]	$981,163

Securities lending income	2,861	—	1,160

Foreign withholding tax	(3,453)	(13,277)	—

Total investment income	1,198,409	233,496	982,323

Expenses:

Investment advisory and management fees	993,275	22,922	507,163

Administrative fees	198,655	6,487	126,791

Distribution fees - Class N	27,326	1,698	3,831

Shareholder servicing fees - Class N	6,559	340	640

Shareholder servicing fees - Class I	56,014	1,690	30,637

Registration fees	21,466	12,790	18,943

Professional fees	18,161	15,123	17,784

Custodian fees	16,293	11,245	13,831

Trustee fees and expenses	9,140	307	6,305

Reports to shareholders	8,969	2,233	5,557

Transfer agent fees	4,445	350	3,083

Interest expense	—	—	1,148

Miscellaneous	11,345	1,291	8,341

Total expenses before offsets	1,371,648	76,476	744,054

Expense reimbursements	—	(41,176)	(48,487)

Expense reductions	(8,273)	(39)	(2,816)

Net expenses	1,363,375	35,261	692,751

Net investment income (loss)	(164,966)	198,235	289,572

Net Realized and Unrealized Loss:

Net realized gain (loss) on investments	4,496,772	(86,058)	4,335,943

Net realized loss on foreign currency transactions	—	(3,044)	—

Net change in unrealized appreciation/depreciation on investments	(12,373,035)	(479,830)	(19,141,495)

Net change in unrealized appreciation/depreciation on foreign currency translations	—	(921)	—

Net realized and unrealized loss	(7,876,263)	(569,853)	(14,805,552)

Net decrease in net assets resulting from operations	$(8,041,229)	$(371,618)	$(14,515,980)

1 Includes non-recurring dividends of $124,873.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021

	AMG River Road Mid Cap Value Fund		AMG River Road Large Cap Value Select Fund		AMG River Road Small Cap Value Fund

	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$77,233	$803,269	$139,618	$148,514	$(1,697,520)	$(2,778,893)

Net realized gain on investments	19,653,687	258,272,570	2,499,312	8,380,167	12,926,988	77,730,613

Net change in unrealized appreciation/depreciation on investments	(36,347,381)	(64,506,569)	(5,029,155)	3,843,506	(40,380,869)	163,130,688

Net increase (decrease) in net assets resulting from operations	(16,616,461)	194,569,270	(2,390,225)	12,372,187	(29,151,401)	238,082,408

Distributions to Shareholders:

Class N	(9,096,124)	(178,403,401)	—	(667,556)	(2,525,399)	—

Class I	(3,627,499)	(89,340,284)	(148,346)	(5,854,852)	(60,899,555)	(32,321)

Class Z	(308,106)	(6,230,574)	—	—	(572,964)	(824)

Total distributions to shareholders	(13,031,729)	(273,974,259)	(148,346)	(6,522,408)	(63,997,918)	(33,145)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(37,663,367)	41,394,175	(2,081,511)	(8,032,778)	38,247,042	124,998,329

Total increase (decrease) in net assets	(67,311,557)	(38,010,814)	(4,620,082)	(2,182,999)	(54,902,277)	363,047,592

Net Assets:

Beginning of period	408,143,709	446,154,523	41,523,419	43,706,418	877,629,755	514,582,163

End of period	$340,832,152	$408,143,709	$36,903,337	$41,523,419	$822,727,478	$877,629,755

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021

	AMG River Road Dividend All Cap Value Fund		AMG River Road Small-Mid Cap Value Fund		AMG River Road International Value Equity Fund

	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$2,649,581	$8,836,861	$(164,966)	$(387,573)	$198,235	$(73,726)

Net realized gain (loss) on investments	42,378,470	74,356,959	4,496,772	24,570,939	(89,102)	4,384,536

Net change in unrealized appreciation/depreciation on investments	(42,362,717)	67,143,423	(12,373,035)	54,476,017	(480,751)	(620,449)

Net increase (decrease) in net assets resulting from operations	2,665,334	150,337,243	(8,041,229)	78,659,383	(371,618)	3,690,361

Distributions to Shareholders:

Class N	(7,545,813)	(727,705)	(1,300,180)	—	(8,584)	(532,006)

Class I	(64,723,418)	(8,517,604)	(11,974,114)	(4,398)	(52,305)	(2,364,560)

Class Z	(438,105)	(45,063)	(2,022,835)	(318)	(4,607)	(146,169)

Total distributions to shareholders	(72,707,336)	(9,290,372)	(15,297,129)	(4,716)	(65,496)	(3,042,735)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(29,708,243)	(164,718,707)	(6,050,750)	19,990,348	(1,019,721)	(7,714,823)

Total increase (decrease) in net assets	(99,750,245)	(23,671,836)	(29,389,108)	98,645,015	(1,456,835)	(7,067,197)

Net Assets:

Beginning of period	428,431,051	452,102,887	277,166,449	178,521,434	9,217,545	16,284,742

End of period	$328,680,806	$428,431,051	$247,777,341	$277,166,449	$7,760,710	$9,217,545

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021

	AMG River Road Focused Absolute Value Fund

	April 30, 2022	October 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$289,572	$663,151

Net realized gain on investments	4,335,943	32,121,761

Net change in unrealized appreciation/depreciation on investments	(19,141,495)	14,157,205

Net increase (decrease) in net assets resulting from operations	(14,515,980)	46,942,117

Distributions to Shareholders:

Class N	(221,232)	—

Class I	(12,072,508)	(950,327)

Class Z	(930,537)	(18,026)

Total distributions to shareholders	(13,224,277)	(968,353)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(40,700,473)	1,789,489

Total increase (decrease) in net assets	(68,440,730)	47,763,253

Net Assets:

Beginning of period	193,449,078	145,685,825

End of period	$125,008,348	$193,449,078

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2022
Class N	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$19.43	$29.75	$34.95	$38.27	$41.95	$37.48

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[3]	0.02 [4]	0.16	0.34 [5]	0.08	(0.02)

Net realized and unrealized gain (loss) on investments	(0.88)	11.69	(2.85)	(0.85)	(0.95)	6.33

Total income (loss) from investment operations	(0.88)	11.71	(2.69)	(0.51)	(0.87)	6.31

Less Distributions to Shareholders from:

Net investment income	(0.04)	(0.02)	(0.33)	(0.15)	—	(0.13)

Net realized gain on investments	(0.60)	(22.01)	(2.18)	(2.66)	(2.81)	(1.71)

Total distributions to shareholders	(0.64)	(22.03)	(2.51)	(2.81)	(2.81)	(1.84)

Net Asset Value, End of Period	$17.91	$19.43	$29.75	$34.95	$38.27	$41.95

Total Return[2,6]	(4.76)%[7]	50.65%	(8.62)%	(0.55)%	(2.82)%	16.87%

Ratio of net expenses to average net assets	1.10%[8,9]	1.13%[9]	1.14%	1.15%	1.12%	1.12%

Ratio of gross expenses to average net assets[10]	1.13%[8]	1.18%	1.16%	1.15%	1.13%	1.13%

Ratio of net investment income (loss) to average net assets[2]	(0.04)%[8]	0.08%	0.52%	0.95%	0.19%	(0.05)%

Portfolio turnover	27%[7]	149%	50%	21%	18%	28%

Net assets end of period (000’s) omitted	$244,785	$287,165	$259,561	$518,354	$893,685	$1,292,107

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2022
Class I	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$20.82	$30.68	$35.96	$39.33	$42.97	$38.39

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03	0.09 [4]	0.25	0.45 [5]	0.19	0.08

Net realized and unrealized gain (loss) on investments	(0.96)	12.16	(2.94)	(0.89)	(0.99)	6.49

Total income (loss) from investment operations	(0.93)	12.25	(2.69)	(0.44)	(0.80)	6.57

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.10)	(0.41)	(0.27)	(0.03)	(0.24)

Net realized gain on investments	(0.60)	(22.01)	(2.18)	(2.66)	(2.81)	(1.75)

Total distributions to shareholders	(0.69)	(22.11)	(2.59)	(2.93)	(2.84)	(1.99)

Net Asset Value, End of Period	$19.20	$20.82	$30.68	$35.96	$39.33	$42.97

Total Return[2,6]	(4.66)%[7]	51.11%	(8.38)%	(0.33)%	(2.56)%	17.16%

Ratio of net expenses to average net assets	0.81%[8,9]	0.87%[9]	0.90%	0.90%	0.87%	0.87%

Ratio of gross expenses to average net assets[10]	0.84%[8]	0.92%	0.92%	0.90%	0.88%	0.88%

Ratio of net investment income to average net assets[2]	0.25%[8]	0.34%	0.76%	1.20%	0.44%	0.20%

Portfolio turnover	27%[7]	149%	50%	21%	18%	28%

Net assets end of period (000’s) omitted	$88,258	$112,741	$176,807	$1,102,479	$1,754,203	$2,668,464

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six					For the fiscal period ended
	months ended	For the fiscal years ended October 31,				October 31,

	April 30, 2022
Class Z	(unaudited)	2021	2020	2019	2018	2017[11]

Net Asset Value, Beginning of Period	$20.71	$30.63	$35.95	$39.34	$42.98	$44.24

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03	0.10 [4]	0.28	0.48 [5]	0.22	0.00 [12]

Net realized and unrealized gain (loss) on investments	(0.93)	12.13	(2.94)	(0.89)	(0.98)	(1.26)

Total income (loss) from investment operations	(0.90)	12.23	(2.66)	(0.41)	(0.76)	(1.26)

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.14)	(0.48)	(0.32)	(0.07)	—

Net realized gain on investments	(0.60)	(22.01)	(2.18)	(2.66)	(2.81)	—

Total distributions to shareholders	(0.72)	(22.15)	(2.66)	(2.98)	(2.88)	—

Net Asset Value, End of Period	$19.09	$20.71	$30.63	$35.95	$39.34	$42.98

Total Return[2,6]	(4.59)%[7]	51.18%	(8.32)%	(0.25)%	(2.48)%	(2.85)%[7]

Ratio of net expenses to average net assets	0.76%[8,9]	0.80%[9]	0.82%	0.82%	0.79%	0.79%[8]

Ratio of gross expenses to average net assets[10]	0.79%[8]	0.85%	0.84%	0.82%	0.80%	0.80%[8]

Ratio of net investment income to average net assets[2]	0.30%[8]	0.41%	0.84%	1.28%	0.52%	0.01%[8]

Portfolio turnover	27%[7]	149%	50%	21%	18%	28%[7]

Net assets end of period (000’s) omitted	$7,789	$8,237	$9,786	$47,907	$205,203	$9,625

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Less than $(0.005) per share.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.02), $0.05 and $0.06 for Class N, Class I and Class Z, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.23, $0.33 and $0.36 for Class N, Class I and Class Z, respectively.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]	Annualized.
[9]	Includes reduction from brokerage recapture amounting to less than 0.01% for the six months ended April 30, 2022, and less than 0.01% for the fiscal year ended October 31, 2021.
[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Commencement of operations was on October 2, 2017.
[12]	Less than $0.005 per share.

AMG River Road Large Cap Value Select Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)
		For the fiscal years ended October 31,
Class N		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$15.45	$13.73	$16.22	$15.68	$17.97	$15.48

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03 [3]	0.01	0.04 [4]	0.12 [5]	(0.07)	0.10 [6]

Net realized and unrealized gain (loss) on investments	(0.99)	4.27	(1.84)	0.95	1.94	3.30

Total income (loss) from investment operations	(0.96)	4.28	(1.80)	1.07	1.87	3.40

Less Distributions to Shareholders from:

Net investment income	—	(2.56)	—	(0.02)	—	(0.16)

Net realized gain on investments	—	—	(0.69)	(0.51)	(4.16)	(0.75)

Total distributions to shareholders	—	(2.56)	(0.69)	(0.53)	(4.16)	(0.91)

Net Asset Value, End of Period	$14.49	$15.45	$13.73	$16.22	$15.68	$17.97

Total Return[2,7]	(6.21)%[8]	33.53%	(11.66)%	7.15%	12.54%	22.62%

Ratio of net expenses to average net assets	0.95%[9,10]	1.00%[10]	1.04%	1.28%[10,11]	2.24%[10,11]	1.09%[11]

Ratio of gross expenses to average net assets[12]	1.12%[9]	1.14%	1.08%	1.30%	2.36%	1.14%

Ratio of net investment income (loss) to average net assets[2]	0.42%[9]	0.08%	0.25%	0.74%	(0.43)%	0.60%

Portfolio turnover	44%[8]	256%	750%	330%	240%	159%

Net assets end of period (000’s) omitted	$4,507	$4,623	$4,716	$14,301	$24,536	$3,495

AMG River Road Large Cap Value Select Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)
		For the fiscal years ended October 31,
Class I		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$15.58	$13.80	$16.25	$15.71	$17.97	$15.47

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.06 [3]	0.06	0.08 [4]	0.16 [5]	(0.02)	0.15 [6]

Net realized and unrealized gain (loss) on investments	(1.00)	4.29	(1.84)	0.95	1.92	3.33

Total income (loss) from investment operations	(0.94)	4.35	(1.76)	1.11	1.90	3.48

Less Distributions to Shareholders from:

Net investment income	(0.06)	(2.57)	—	(0.06)	—	(0.23)

Net realized gain on investments	—	—	(0.69)	(0.51)	(4.16)	(0.75)

Total distributions to shareholders	(0.06)	(2.57)	(0.69)	(0.57)	(4.16)	(0.98)

Net Asset Value, End of Period	$14.58	$15.58	$13.80	$16.25	$15.71	$17.97

Total Return[2,7]	(6.04)%[8]	33.93%	(11.38)%	7.43%	12.82%	23.11%

Ratio of net expenses to average net assets	0.63%[9,10]	0.69%[10]	0.76%	0.99%[10,11]	1.92%[10,11]	0.78%[11]

Ratio of gross expenses to average net assets[12]	0.80%[9]	0.83%	0.80%	1.01%	2.04%	0.87%

Ratio of net investment income (loss) to average net assets[2]	0.74%[9]	0.39%	0.53%	1.03%	(0.11)%	0.90%

Portfolio turnover	44%[8]	256%	750%	330%	240%	159%

Net assets end of period (000’s) omitted	$32,396	$36,900	$38,990	$83,323	$55,590	$37,002

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02 and $0.05 for Class N and Class I, respectively.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.01) and $0.03 for Class N and Class I, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.12 for Class N and Class I, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.12 for Class N and Class I, respectively.
[7]	The total return is calculated using the published Net Asset Value as of period end.
[8]	Not annualized.
[9]	Annualized.
[10]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2022, and less than 0.01%, less than 0.01% and 0.01% for the fiscal years ended October 31, 2021, 2019, and 2018, respectively.

[11]

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of net expenses to average net assets would be 1.04% and 0.75%, 1.04% and 0.72% and 1.04% and 0.73% for Class N and Class I, respectively, for the fiscal years ended October 31, 2019, 2018 and 2017, respectively.

[12]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)
		For the fiscal years ended October 31,
Class N		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$15.45	$10.76	$13.00	$13.26	$14.46	$12.29

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.05)	(0.09)	(0.02)	(0.04)	(0.05)	(0.05)

Net realized and unrealized gain (loss) on investments	(0.44)	4.78	(1.43)	1.17	0.79	2.88

Total income (loss) from investment operations	(0.49)	4.69	(1.45)	1.13	0.74	2.83

Less Distributions to Shareholders from:

Net realized gain on investments	(1.16)	—	(0.79)	(1.39)	(1.94)	(0.66)

Net Asset Value, End of Period	$13.80	$15.45	$10.76	$13.00	$13.26	$14.46

Total Return[2,3]	(3.56)%[4]	43.59%	(12.09)%	10.86%	5.41%	23.43%

Ratio of net expenses to average net assets[5]	1.34%[6]	1.33%	1.34%	1.36%	1.35%	1.35%

Ratio of gross expenses to average net assets[7]	1.34%[6]	1.35%	1.36%	1.37%	1.36%	1.36%

Ratio of net investment loss to average net assets[2]	(0.64)%[6]	(0.61)%	(0.19)%	(0.33)%	(0.34)%	(0.36)%

Portfolio turnover	15%[4]	39%	42%	47%	41%	42%

Net assets end of period (000’s) omitted	$32,274	$34,246	$25,920	$29,963	$28,444	$31,657

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)
		For the fiscal years ended October 31,
Class I		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$15.91	$11.05	$13.30	$13.51	$14.68	$12.44

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.03)	(0.05)	0.01	(0.01)	(0.01)	(0.01)

Net realized and unrealized gain (loss) on investments	(0.46)	4.91	(1.46)	1.20	0.79	2.92

Total income (loss) from investment operations	(0.49)	4.86	(1.45)	1.19	0.78	2.91

Less Distributions to Shareholders from:

Net investment income	—	(0.00)[8]	(0.01)	(0.01)	(0.01)	—

Net realized gain on investments	(1.16)	—	(0.79)	(1.39)	(1.94)	(0.67)

Total distributions to shareholders	(1.16)	(0.00)[8]	(0.80)	(1.40)	(1.95)	(0.67)

Net Asset Value, End of Period	$14.26	$15.91	$11.05	$13.30	$13.51	$14.68

Total Return[2,3]	(3.45)%[4]	43.99%	(11.91)%	11.23%	5.60%	23.80%

Ratio of net expenses to average net assets[5]	1.08%[6]	1.07%	1.07%	1.09%	1.10%	1.10%

Ratio of gross expenses to average net assets[7]	1.08%[6]	1.09%	1.09%	1.10%	1.11%	1.11%

Ratio of net investment income (loss) to average net assets[2]	(0.38)%[6]	(0.35)%	0.07%	(0.06)%	(0.09)%	(0.11)%

Portfolio turnover	15%[4]	39%	42%	47%	41%	42%

Net assets end of period (000’s) omitted	$782,744	$835,473	$487,637	$374,344	$330,245	$279,574

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

						For the fiscal period ended October 31,
	For the six months ended April 30, 2022 (unaudited)
		For the fiscal years ended October 31,
Class Z		2021	2020	2019	2018	2017[9]

Net Asset Value, Beginning of Period	$15.92	$11.05	$13.30	$13.51	$14.68	$14.68

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.02)	(0.04)	0.02	0.00 [10]	0.00 [10]	(0.01)

Net realized and unrealized gain (loss) on investments	(0.47)	4.92	(1.46)	1.20	0.79	0.01

Total income (loss) from investment operations	(0.49)	4.88	(1.44)	1.20	0.79	—

Less Distributions to Shareholders from:

Net investment income	—	(0.01)	(0.02)	(0.02)	(0.02)	—

Net realized gain on investments	(1.16)	—	(0.79)	(1.39)	(1.94)	—

Total distributions to shareholders	(1.16)	(0.01)	(0.81)	(1.41)	(1.96)	—

Net Asset Value, End of Period	$14.27	$15.92	$11.05	$13.30	$13.51	$14.68

Total Return[2,3]	(3.45)%[4]	44.17%	(11.78)%	11.29%	5.71%	0.00%[4,11]

Ratio of net expenses to average net assets[5]	0.99%[6]	0.98%	0.99%	1.01%	1.00%	1.03%[6]

Ratio of gross expenses to average net assets[7]	0.99%[6]	1.00%	1.01%	1.02%	1.01%	1.03%[6]

Ratio of net investment income (loss) to average net assets[2]	(0.29)%[6]	(0.26)%	0.16%	0.02%	0.01%	(0.58)%[6]

Portfolio turnover	15%[4]	39%	42%	47%	41%	42%[4]

Net assets end of period (000’s) omitted	$7,709	$7,911	$1,025	$186	$163	$154

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2022, and 0.02%, 0.02%, 0.01%, 0.01% and 0.01% for the fiscal years ended October 31, 2021, 2020, 2019, 2018, and the fiscal period ended October 31, 2017, respectively.

[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Less than $(0.005) per share.
[9]	The commencement of operations was October 2, 2017.
[10]	Less than $0.005 per share.
[11]	Less than 0.005%.

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022
		For the fiscal years ended October 31,

Class N	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.28	$10.02	$12.34	$12.29	$12.87	$12.18

Income (loss) from Investment Operations:

Net investment income[1,2]	0.07	0.19	0.25	0.27	0.22	0.22

Net realized and unrealized gain (loss) on investments	(0.05)	3.27	(1.49)	0.80	0.06	1.54

Total income (loss) from investment operations	0.02	3.46	(1.24)	1.07	0.28	1.76

Less Distributions to Shareholders from:

Net investment income	(0.19)	(0.20)	(0.34)	(0.30)	(0.28)	(0.21)

Net realized gain on investments	(2.20)	—	(0.74)	(0.72)	(0.58)	(0.86)

Total distributions to shareholders	(2.39)	(0.20)	(1.08)	(1.02)	(0.86)	(1.07)

Net Asset Value, End of Period	$10.91	$13.28	$10.02	$12.34	$12.29	$12.87

Total Return[2,3]	(0.26)%[4]	34.74%	(10.96)%	10.11%	2.06%	14.79%

Ratio of net expenses to average net assets[5]	1.06%[6]	1.06%	1.13%	1.11%	1.10%	1.11%

Ratio of gross expenses to average net assets[7]	1.11%[6]	1.09%	1.13%	1.12%	1.11%	1.12%

Ratio of net investment income to average net assets[2]	1.19%[6]	1.51%	2.38%	2.32%	1.78%	1.75%

Portfolio turnover	11%[4]	20%	35%	29%	27%	28%

Net assets end of period (000’s) omitted	$38,697	$43,430	$41,358	$79,811	$100,420	$136,534

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended
		For the fiscal years ended October 31,
	April 30, 2022
Class I	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.27	$10.01	$12.33	$12.29	$12.86	$12.17

Income (loss) from Investment Operations:

Net investment income[1,2]	0.08	0.22	0.28	0.31	0.26	0.24

Net realized and unrealized gain (loss) on investments	(0.05)	3.27	(1.49)	0.78	0.06	1.55

Total income (loss) from investment operations	0.03	3.49	(1.21)	1.09	0.32	1.79

Less Distributions to Shareholders from:

Net investment income	(0.20)	(0.23)	(0.37)	(0.33)	(0.31)	(0.24)

Net realized gain on investments	(2.20)	—	(0.74)	(0.72)	(0.58)	(0.86)

Total distributions to shareholders	(2.40)	(0.23)	(1.11)	(1.05)	(0.89)	(1.10)

Net Asset Value, End of Period	$10.90	$13.27	$10.01	$12.33	$12.29	$12.86

Total Return[2,3]	(0.14)%[4]	35.10%	(10.69)%	10.32%	2.38%	15.07%

Ratio of net expenses to average net assets[5]	0.81%[6]	0.81%	0.86%	0.84%	0.84%	0.86%

Ratio of gross expenses to average net assets[7]	0.86%[6]	0.84%	0.86%	0.85%	0.85%	0.87%

Ratio of net investment income to average net assets[2]	1.44%[6]	1.76%	2.65%	2.59%	2.04%	1.93%

Portfolio turnover	11%[4]	20%	35%	29%	27%	28%

Net assets end of period (000’s) omitted	$287,204	$382,571	$408,844	$533,106	$743,984	$788,023

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,				For the fiscal period ended October 31,

	April 30, 2022
Class Z	(unaudited)	2021	2020	2019	2018	2017[8]

Net Asset Value, Beginning of Period	$13.28	$10.01	$12.33	$12.29	$12.86	$12.80

Income (loss) from Investment Operations:

Net investment income[1,2]	0.09	0.22	0.27	0.32	0.26	0.01

Net realized and unrealized gain (loss) on investments	(0.07)	3.29	(1.47)	0.77	0.06	0.07

Total income (loss) from investment operations	0.02	3.51	(1.20)	1.09	0.32	0.08

Less Distributions to Shareholders from:

Net investment income	(0.20)	(0.24)	(0.38)	(0.33)	(0.31)	(0.02)

Net realized gain on investments	(2.20)	—	(0.74)	(0.72)	(0.58)	—

Total distributions to shareholders	(2.40)	(0.24)	(1.12)	(1.05)	(0.89)	(0.02)

Net Asset Value, End of Period	$10.90	$13.28	$10.01	$12.33	$12.29	$12.86

Total Return[2,3]	(0.19)%[4]	35.26%	(10.65)%	10.37%	2.42%	0.59%[4]

Ratio of net expenses to average net assets[5]	0.77%[6]	0.77%	0.81%	0.79%	0.78%	0.78%[6]

Ratio of gross expenses to average net assets[7]	0.82%[6]	0.80%	0.81%	0.80%	0.79%	0.79%[6]

Ratio of net investment income to average net assets[2]	1.48%[6]	1.80%	2.69%	2.64%	2.10%	0.79%[6]

Portfolio turnover	11%[4]	20%	35%	29%	27%	28%[4]

Net assets end of period (000’s) omitted	$2,780	$2,430	$1,901	$63	$619	$257

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]

Includes reduction from broker recapture amounting to 0.01% for the six months ended April 30, 2022, and 0.01%, less than 0.01%, 0.01%, less than 0.01%, and less than 0.01% for the fiscal years ended October 31, 2021, 2020, 2019, 2018, and the fiscal period ended October 31, 2017, respectively.

[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	The commencement of operations was on October 2, 2017.

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended
		For the fiscal years ended October 31,
	April 30, 2022
Class N	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$9.81	$6.80	$7.84	$7.62	$8.23	$7.04

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.04)	(0.01)[3]	(0.02)	(0.03)	(0.03)

Net realized and unrealized gain (loss) on investments	(0.28)	3.05	(0.88)	0.78	0.57	1.81

Total income (loss) from investment operations	(0.30)	3.01	(0.89)	0.76	0.54	1.78

Less Distributions to Shareholders from:

Net investment income	—	—	(0.01)	—	(0.02)	(0.01)

Net realized gain on investments	(0.57)	—	(0.14)	(0.54)	(1.13)	(0.58)

Total distributions to shareholders	(0.57)	—	(0.15)	(0.54)	(1.15)	(0.59)

Net Asset Value, End of Period	$8.94	$9.81	$6.80	$7.84	$7.62	$8.23

Total Return[2,4]	(3.37)%[5]	44.27%	(11.65)%	11.82%	7.09%	26.18%

Ratio of net expenses to average net assets[6]	1.28%[7]	1.25%	1.31%	1.31%	1.32%	1.35%

Ratio of gross expenses to average net assets[8]	1.28%[7]	1.27%	1.33%	1.37%	1.36%	1.46%

Ratio of net investment loss to average net assets[2]	(0.37)%[7]	(0.38)%	(0.16)%	(0.27)%	(0.35)%	(0.33)%

Portfolio turnover	16%[5]	44%	47%	38%	46%	57%

Net assets end of period (000’s) omitted	$19,656	$22,702	$21,618	$24,669	$17,840	$7,810

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended
		For the fiscal years ended October 31,
	April 30, 2022
Class I	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.10	$6.98	$8.04	$7.78	$8.38	$7.16

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.01)	(0.01)	0.01 [3]	(0.00)[9]	(0.01)	0.00 [10]

Net realized and unrealized gain (loss) on investments	(0.29)	3.13	(0.91)	0.80	0.57	1.84

Total income (loss) from investment operations	(0.30)	3.12	(0.90)	0.80	0.56	1.84

Less Distributions to Shareholders from:

Net investment income	—	(0.00)[9]	(0.02)	—	(0.03)	(0.03)

Net realized gain on investments	(0.57)	—	(0.14)	(0.54)	(1.13)	(0.59)

Total distributions to shareholders	(0.57)	(0.00)[9]	(0.16)	(0.54)	(1.16)	(0.62)

Net Asset Value, End of Period	$9.23	$10.10	$6.98	$8.04	$7.78	$8.38

Total Return[2,4]	(3.27)%[5]	44.70%	(11.47)%	12.12%	7.32%	26.63%

Ratio of net expenses to average net assets[6]	1.02%[7]	1.00%	1.05%	1.06%	1.08%	1.10%

Ratio of gross expenses to average net assets[8]	1.02%[7]	1.02%	1.07%	1.12%	1.12%	1.21%

Ratio of net investment income (loss) to average net assets[2]	(0.11)%[7]	(0.13)%	0.09%	(0.02)%	(0.11)%	(0.06)%

Portfolio turnover	16%[5]	44%	47%	38%	46%	57%

Net assets end of period (000’s) omitted	$194,625	$218,698	$156,350	$145,620	$51,400	$36,547

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)	For the fiscal years ended October 31,				For the fiscal period ended October 31,
Class Z		2021	2020	2019	2018	2017[11]

Net Asset Value, Beginning of Period	$10.10	$6.98	$8.04	$7.77	$8.37	$8.48

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[9]	(0.01)	0.01 [3]	0.00 [10]	(0.01)	(0.01)

Net realized and unrealized gain (loss) on investments	(0.29)	3.13	(0.91)	0.81	0.58	(0.10)

Total income (loss) from investment operations	(0.29)	3.12	(0.90)	0.81	0.57	(0.11)

Less Distributions to Shareholders from:

Net investment income	(0.00)	(0.00)[9]	(0.02)	—	(0.04)	—

Net realized gain on investments	(0.57)	—	(0.14)	(0.54)	(1.13)	—

Total distributions to shareholders	(0.57)	(0.00)[9]	(0.16)	(0.54)	(1.17)	—

Net Asset Value, End of Period	$9.24	$10.10	$6.98	$8.04	$7.77	$8.37

Total Return[2,4]	(3.15)%[5]	44.77%	(11.43)%	12.26%	7.37%	(1.30)%[5]

Ratio of net expenses to average net assets[6]	0.97%[7]	0.95%	1.00%	1.01%	1.03%	1.04%[7]

Ratio of gross expenses to average net assets[8]	0.97%[7]	0.97%	1.02%	1.07%	1.07%	1.48%[7]

Ratio of net investment income (loss) to average net assets[2]	(0.06)%[7]	(0.08)%	0.14%	0.03%	(0.06)%	(0.71)%[7]

Portfolio turnover	16%[5]	44%	47%	38%	46%	57%[5]

Net assets end of period (000’s) omitted	$33,496	$35,766	$553	$183	$136	$49

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment (loss) income per share would have been $(0.02), $(0.00), and $0.00 for Class N, Class I, and Class Z shares, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2022, 0.02%, 0.02%, 0.03%, 0.01% and 0.01% for the fiscal years ended October 31, 2021, 2020, 2019, 2018 and the fiscal period ended October 31, 2017, respectively.

[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Less than $(0.005) per share.
[10]	Less than $0.005 per share.
[11]	The commencement of operations was October 2, 2017.

AMG River Road International Value Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)	For the fiscal years ended October 31,
Class N		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$9.51	$11.40	$13.06	$12.19	$12.33	$11.04

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.21 [3]	(0.09)	(0.16)	(0.05)	(0.03)[4]	(0.25)

Net realized and unrealized gain (loss) on investments	(0.64)	2.71	(0.42)	1.63	(0.11)	1.54

Total income (loss) from investment operations	(0.43)	2.62	(0.58)	1.58	(0.14)	1.29

Less Distributions to Shareholders from:

Net realized gain on investments	(0.06)	(4.51)	(1.08)	(0.71)	—	—

Net Asset Value, End of Period	$9.02	$9.51	$11.40	$13.06	$12.19	$12.33

Total Return[2,5]	(4.58)%[6]	22.06%	(5.17)%	13.98%	(1.14)%	11.69%

Ratio of net expenses to average net assets[7]	1.03%[8]	2.08%[9]	2.71%[9]	2.41%[9]	3.12%[9]	3.60%[9]

Ratio of gross expenses to average net assets[10]	1.98%[8]	2.69%	3.23%	2.83%	3.41%	3.75%

Ratio of net investment income (loss) to average net assets[2]	4.37%[8]	(0.70)%	(1.35)%	(0.43)%	(0.25)%	(2.23)%

Portfolio turnover	25%[6]	159%	257%	264%	189%	186%

Net assets end of period (000’s) omitted	$1,168	$1,561	$1,584	$2,654	$3,749	$5,508

AMG River Road International Value Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)	For the fiscal years ended October 31,
Class I		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$9.86	$11.65	$13.30	$12.37	$12.48	$11.15

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.23 [3]	(0.06)	(0.14)	(0.02)	0.00 [4,11]	(0.24)

Net realized and unrealized gain (loss) on investments	(0.67)	2.78	(0.43)	1.66	(0.11)	1.57

Total income (loss) from investment operations	(0.44)	2.72	(0.57)	1.64	(0.11)	1.33

Less Distributions to Shareholders from:

Net investment income	(0.02)	—	—	—	—	—

Net realized gain on investments	(0.06)	(4.51)	(1.08)	(0.71)	—	—

Total distributions to shareholders	(0.08)	(4.51)	(1.08)	(0.71)	—	—

Net Asset Value, End of Period	$9.34	$9.86	$11.65	$13.30	$12.37	$12.48

Total Return[2,5]	(4.56)%[6]	22.48%	(4.98)%	14.28%	(0.88)%	11.93%

Ratio of net expenses to average net assets[7]	0.78%[8]	1.84%[9]	2.46%[9]	2.16%[9]	2.87%[9]	3.35%[9]

Ratio of gross expenses to average net assets[10]	1.73%[8]	2.45%	2.98%	2.58%	3.16%	3.50%

Ratio of net investment income (loss) to average net assets[2]	4.62%[8]	(0.46)%	(1.10)%	(0.18)%	0.00%[12]	(1.98)%

Portfolio turnover	25%[6]	159%	257%	264%	189%	186%

Net assets end of period (000’s) omitted	$6,023	$7,105	$14,041	$22,856	$24,925	$29,030

AMG River Road International Value Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)	For the fiscal years ended October 31,				For the fiscal period ended October 31,
Class Z		2021	2020	2019	2018	2017[13]

Net Asset Value, Beginning of Period	$9.92	$11.69	$13.32	$12.38	$12.49	$12.53

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.23 [3]	(0.05)	(0.12)	(0.01)	0.01 [4]	(0.02)

Net realized and unrealized gain (loss) on investments	(0.68)	2.79	(0.43)	1.66	(0.12)	(0.02)

Total income (loss) from investment operations	(0.45)	2.74	(0.55)	1.65	(0.11)	(0.04)

Less Distributions to Shareholders from:

Net investment income	(0.03)	—	—	—	—	—

Net realized gain on investments	(0.06)	(4.51)	(1.08)	(0.71)	—	—

Total distributions to shareholders	(0.09)	(4.51)	(1.08)	(0.71)	—	—

Net Asset Value, End of Period	$9.38	$9.92	$11.69	$13.32	$12.38	$12.49

Total Return[2,5]	(4.49)%[6]	22.58%	(4.82)%	14.35%	(0.88)%	(0.32)%[6]

Ratio of net expenses to average net assets[7]	0.73%[8]	1.76%[9]	2.38%[9]	2.08%[9]	2.79%[9]	3.38%[8,9]

Ratio of gross expenses to average net assets[10]	1.68%[8]	2.37%	2.90%	2.50%	3.08%	3.38%[8]

Ratio of net investment income (loss) to average net assets[2]	4.67%[8]	(0.38)%	(1.02)%	(0.10)%	0.09%	(2.74)%[8]

Portfolio turnover	25%[6]	159%	257%	264%	189%	186%[6]

Net assets end of period (000’s) omitted	$570	$552	$660	$84	$73	$25

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, $0.08, and $0.09 for Class N, Class I and Class Z shares, respectively.
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.17), $(0.14), and $(0.13) for Class N, Class I and Class Z shares, respectively.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]

Includes reduction from brokerage recapture amounting to less than 0.01% for the six months ended April 30, 2022, 0.04%, 0.11%, 0.01% and 0.02% for the fiscal years ended October 31, 2021, 2020, 2019, 2018, respectively, and 0.02%, 0.02%, and less than 0.01% for Class N, Class I, and Class Z, respectively, for the fiscal period ended October 31, 2017.

[8]	Annualized.
[9]

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of net expenses to average net assets would be 1.32%, 1.11%, and 1.01% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2021, 1.34%, 1.09% and 1.01% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2020, 1.44%, 1.19% and 1.11% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2019, 1.45%, 1.20% and 1.12% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2018, 1.48% and 1.23% for Class N and Class I, respectively, for the fiscal year ended October 31, 2017, and 1.12% for Class Z for the fiscal period ended October 31, 2017.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Less than $0.005 per share.
[12]	Less than 0.005%.
[13]	Commencement of operations was on October 2, 2017.

AMG River Road Focused Absolute Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)	For the fiscal years ended October 31,
Class N		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$14.44	$11.05	$12.65	$11.91	$11.87	$10.85

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.00 [3]	0.01	0.04 [4]	0.04	0.05	(0.01)

Net realized and unrealized gain (loss) on investments	(1.38)	3.38	(1.39)	1.45	0.93	1.85

Total income (loss) from investment operations	(1.38)	3.39	(1.35)	1.49	0.98	1.84

Less Distributions to Shareholders from:

Net investment income	—	—	(0.02)	(0.05)	(0.07)	(0.09)

Net realized gain on investments	(0.95)	—	(0.23)	(0.70)	(0.87)	(0.73)

Total distributions to shareholders	(0.95)	—	(0.25)	(0.75)	(0.94)	(0.82)

Net Asset Value, End of Period	$12.11	$14.44	$11.05	$12.65	$11.91	$11.87

Total Return[2,5]	(10.28)%[6]	30.68%	(11.03)%	14.29%	8.69%	17.42%

Ratio of net expenses to average net assets[7]	1.06%[8]	1.06%	1.03%	0.98%	0.99%	0.97%

Ratio of gross expenses to average net assets[9]	1.12%[8]	1.12%	1.15%	1.21%	1.32%	1.50%

Ratio of net investment income (loss) to average net assets[2]	0.10%[8]	0.10%	0.34%	0.34%	0.43%	(0.09)%

Portfolio turnover	45%[6]	83%	103%	59%	88%	112%

Net assets end of period (000’s) omitted	$2,588	$3,666	$12,466	$15,284	$9,184	$7,448

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2022
Class I	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$14.48	$11.12	$12.72	$11.98	$11.92	$10.88

Income (loss) from Investment Operations:

Net investment income[1,2]	0.02	0.05	0.07 [4]	0.07	0.08	0.06

Net realized and unrealized gain (loss) on investments	(1.39)	3.39	(1.40)	1.46	0.93	1.81

Total income (loss) from investment operations	(1.37)	3.44	(1.33)	1.53	1.01	1.87

Less Distributions to Shareholders from:

Net investment income	(0.05)	(0.08)	(0.04)	(0.09)	(0.08)	(0.10)

Net realized gain on investments	(0.95)	—	(0.23)	(0.70)	(0.87)	(0.73)

Total distributions to shareholders	(1.00)	(0.08)	(0.27)	(0.79)	(0.95)	(0.83)

Net Asset Value, End of Period	$12.11	$14.48	$11.12	$12.72	$11.98	$11.92

Total Return[2,5]	(10.19)%[6]	30.98%	(10.81)%	14.55%	8.91%	17.72%

Ratio of net expenses to average net assets[7]	0.82%[8]	0.81%	0.78%	0.73%	0.74%	0.73%

Ratio of gross expenses to average net assets[9]	0.88%[8]	0.87%	0.90%	0.96%	1.07%	1.20%

Ratio of net investment income to average net assets[2]	0.34%[8]	0.35%	0.59%	0.59%	0.68%	0.50%

Portfolio turnover	45%[6]	83%	103%	59%	88%	112%

Net assets end of period (000’s) omitted	$111,554	$176,460	$130,758	$130,928	$20,928	$17,106

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended October 31,				October 31,
	April 30, 2022
Class Z	(unaudited)	2021	2020	2019	2018	2017[10]

Net Asset Value, Beginning of Period	$14.49	$11.12	$12.73	$11.98	$11.92	$12.18

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03	0.06	0.07 [4]	0.07	0.08	(0.01)

Net realized and unrealized gain (loss) on investments	(1.40)	3.39	(1.41)	1.47	0.93	(0.25)

Total income (loss) from investment operations	(1.37)	3.45	(1.34)	1.54	1.01	(0.26)

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.08)	(0.04)	(0.09)	(0.08)	—

Net realized gain on investments	(0.95)	—	(0.23)	(0.70)	(0.87)	—

Total distributions to shareholders	(1.01)	(0.08)	(0.27)	(0.79)	(0.95)	—

Net Asset Value, End of Period	$12.11	$14.49	$11.12	$12.73	$11.98	$11.92

Total Return[2,5]	(10.21)%[6]	31.12%	(10.86)%	14.69%	8.96%	(2.13)%[6]

Ratio of net expenses to average net assets[7]	0.78%[8]	0.77%	0.74%	0.69%	0.70%	0.70%[8]

Ratio of gross expenses to average net assets[9]	0.84%[8]	0.83%	0.86%	0.92%	1.03%	1.32%[8]

Ratio of net investment income (loss) to average net assets[2]	0.38%[8]	0.39%	0.63%	0.63%	0.72%	(0.59)%[8]

Portfolio turnover	45%[6]	83%	103%	59%	88%	112%[6]

Net assets end of period (000’s) omitted	$10,867	$13,323	$2,462	$157	$66	$61

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $0.005 per share.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.05, and $0.05 for Class N, Class I, and Class Z shares, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2022, 0.01%, 0.01%, 0.02%, 0.01% for the fiscal years ended October 31, 2021, 2020, 2019, 2018, and 0.03%, 0.02%, and less than 0.01% for Class N, Class I and Class Z, respectively, for the fiscal period ended October 31, 2017.

[8]	Annualized.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	The commencement of operations for Class Z shares was October 2, 2017.

Notes to Financial Statements (unaudited) April 30, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds I is organized as a Massachusetts business trust, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG River Road Large Cap Value Select Fund (“Large Cap Value Select”), and AMG Trust IV: AMG River Road Mid Cap Value Fund (“Mid Cap Value”), AMG River Road Small Cap Value Fund (“Small Cap Value”), AMG River Road Dividend All Cap Value Fund (“Dividend All Cap Value”), AMG River Road Small-Mid Cap Value Fund (“Small-Mid Cap Value”), AMG River Road International Value Equity Fund (“International Value Equity “), and AMG River Road Focused Absolute Value Fund (“Focused Absolute Value”), each a “Fund” and collectively, the “Funds”.

Each Fund is authorized to issue Class N and Class I shares. The Funds, except for Large Cap Value Select, are also authorized to issue Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Large Cap Value Select and Focused Absolute Value are non-diversified funds. A greater percentage of the Funds’ holdings may be focused in a smaller number of securities which may place the Funds at greater risk than a more diversified fund.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

For the Funds, equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that a Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market

Notes to Financial Statements (continued)

participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio.

For the six months ended April 30, 2022, the impact on the expenses and expense ratios were as follows:

	Amount	Percentage Reduction

Mid Cap Value	$4,186	0.00%[1]

Large Cap Value Select	477	0.00%[1]

Small Cap Value	21,223	0.00%[1]

Dividend All Cap Value	17,240	0.01%

Small-Mid Cap Value	8,273	0.00%[1]

International Value Equity	39	0.00%[1]

Focused Absolute Value	2,816	0.00%[1]

[1]	Less than 0.005%

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions, except Dividend All Cap Value, resulting from net investment income will normally be declared and paid at least annually. Dividend All Cap Value will declare and pay net investment income distributions quarterly. Each Fund will normally declare and pay realized net capital gains, if any, at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassification to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to the write off of net operating losses. Temporary differences are due to the deferral of qualified late year losses, wash sale loss deferrals, and distributions received from investments in certain partnerships.

Notes to Financial Statements (continued)

At April 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)

Mid Cap Value	$340,576,523	$28,584,076	$(27,691,388)	$892,688

Large Cap Value Select	38,663,336	1,346,893	(3,262,541)	(1,915,648)

Small Cap Value	680,631,557	177,085,053	(34,762,676)	142,322,377

Dividend All Cap Value	238,935,114	91,396,474	(1,571,808)	89,824,666

Small-Mid Cap Value	209,386,247	48,946,254	(10,923,324)	38,022,930

International Value Equity	8,467,120	191,964	(953,815)	(761,851)

Focused Absolute Value	119,183,750	14,256,514	(8,229,293)	6,027,221

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2021, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Large Cap Value Select	$5,890,249	$107,101	$5,997,350

As of October 31, 2021, all the Funds except for Large Cap Value Select had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2022, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITALSTOCK

The Trusts’ Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021, the capital stock transactions by class for the Funds were as follows:

	Mid Cap Value				Large Cap Value Select

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	436,028	$8,373,032	1,000,186	$21,108,563	88,105	$1,366,942	164,567	$2,473,353

Reinvestment of distributions	466,296	8,920,248	9,762,503	173,639,301	—	—	46,486	636,854

Cost of shares repurchased	(2,013,784)	(38,475,878)	(4,709,879)	(107,167,675)	(76,209)	(1,179,264)	(255,444)	(3,802,758)

Net increase (decrease)	(1,111,460)	$(21,182,598)	6,052,810	$87,580,189	11,896	$187,678	(44,391)	$(692,551)

Notes to Financial Statements (continued)

	Mid Cap Value				Large Cap Value Select

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Proceeds from sale of shares	248,923	$5,064,335	555,161	$14,772,271	79,288	$1,238,940	181,073	$2,751,837

Reinvestment of distributions	172,599	3,534,820	4,458,635	86,006,601	9,155	144,014	419,365	5,783,038

Cost of shares repurchased	(1,241,822)	(25,297,452)	(5,360,001)	(147,242,762)	(233,797)	(3,652,143)	(1,058,936)	(15,875,102)

Net decrease	(820,300)	$(16,698,297)	(346,205)	$(46,463,890)	(145,354)	$(2,269,189)	(458,498)	$(7,340,227)

Class Z:

Proceeds from sale of shares	52,402	$1,089,221	442,478	$8,605,426	—	—	—	—

Reinvestment of distributions	15,140	308,105	327,778	6,230,541	—	—	—	—

Cost of shares repurchased	(57,217)	(1,179,798)	(691,958)	(14,558,091)	—	—	—	—

Net increase	10,325	$217,528	78,298	$277,876	—	—	—	—

	Small Cap Value				Dividend All Cap Value

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	144,535	$2,093,424	454,023	$6,674,412	63,914	$736,950	98,286	$1,183,126

Reinvestment of distributions	171,350	2,484,577	—	—	666,978	7,451,432	58,595	717,232

Cost of shares repurchased	(192,906)	(2,838,199)	(647,219)	(9,299,010)	(454,255)	(5,381,177)	(1,016,227)	(12,362,195)

Net increase (decrease)	122,979	$1,739,802	(193,196)	$(2,624,598)	276,637	$2,807,205	(859,346)	$(10,461,837)

Class I:

Proceeds from sale of shares	6,714,483	$100,362,664	18,321,840	$268,489,956	2,397,924	$27,695,531	3,534,890	$43,183,255

Reinvestment of distributions	3,784,850	56,659,209	1,899	25,529	5,716,266	63,801,824	683,668	8,379,202

Cost of shares repurchased	(8,109,197)	(121,159,085)	(9,949,460)	(147,247,886)	(10,593,594)	(124,820,820)	(16,246,669)	(205,721,380)

Net increase (decrease)	2,390,136	$35,862,788	8,374,279	$121,267,599	(2,479,404)	$(33,323,465)	(12,028,111)	$(154,158,923)

Class Z:

Proceeds from sale of shares	8,499	$125,875	427,783	$6,713,310	54,817	$623,719	10,627	$130,295

Reinvestment of distributions	38,249	572,965	61	824	39,235	438,105	3,663	45,064

Cost of shares repurchased	(3,511)	(54,388)	(23,740)	(358,806)	(22,162)	(253,807)	(21,172)	(273,306)

Net increase (decrease)	43,237	$644,452	404,104	$6,355,328	71,890	$808,017	(6,882)	$(97,947)

	Small-Mid Cap Value				International Value Equity

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	107,729	$1,012,240	462,130	$4,299,141	6,418	$60,507	16,199	$193,637

Reinvestment of distributions	136,634	1,285,724	—	—	905	8,466	53,951	525,479

Cost of shares repurchased	(359,854)	(3,374,809)	(1,326,562)	(11,825,814)	(41,886)	(393,080)	(45,025)	(546,815)

Net increase (decrease)	(115,491)	$(1,076,845)	(864,432)	$(7,526,673)	(34,563)	$(324,107)	25,125	$172,301

Notes to Financial Statements (continued)

	Small-Mid Cap Value				International Value Equity

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Proceeds from sale of shares	1,653,416	$16,053,665	6,623,387	$63,170,204	2,519	$25,567	90,642	$1,154,827

Reinvestment of distributions	1,136,001	11,030,565	455	3,854	5,357	51,853	233,034	2,351,316

Cost of shares repurchased	(3,360,671)	(32,877,088)	(7,353,482)	(71,259,285)	(83,596)	(822,218)	(808,059)	(11,285,954)

Net decrease	(571,254)	$(5,792,858)	(729,640)	$(8,085,227)	(75,720)	$(744,798)	(484,383)	$(7,779,811)

Class Z:

Proceeds from sale of shares	61,037	$597,004	3,492,412	$35,894,795	10,858	$106,603	13,162	$137,741

Reinvestment of distributions	130,980	1,271,813	37	318	474	4,607	14,400	146,170

Cost of shares repurchased	(105,488)	(1,049,864)	(31,459)	(292,865)	(6,260)	(62,026)	(28,403)	(391,224)

Net increase (decrease)	86,529	$818,953	3,460,990	$35,602,248	5,072	$49,184	(841)	$(107,313)

	Focused Absolute Value

	April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	1,868	$25,348	30,865	$396,447

Reinvestment of distributions	16,195	221,232	—	—

Cost of shares repurchased	(58,174)	(797,953)	(905,026)	(11,851,733)

Net decrease	(40,111)	$(551,373)	(874,161)	$(11,455,286)

Class I:

Proceeds from sale of shares	631,325	$8,629,574	3,567,469	$47,793,216

Reinvestment of distributions	883,850	12,064,555	69,096	901,014

Cost of shares repurchased	(4,487,498)	(60,562,963)	(3,210,925)	(45,922,762)

Net increase (decrease)	(2,972,323)	$(39,868,834)	425,640	$2,771,468

Class Z:

Proceeds from sale of shares	39,799	$530,944	768,873	$11,515,688

Reinvestment of distributions	25,080	342,347	1,382	18,026

Cost of shares repurchased	(87,127)	(1,153,557)	(71,919)	(1,060,407)

Net increase (decrease)	(22,248)	$(280,266)	698,336	$10,473,307

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2022, the Funds had no Repurchase Agreements outstanding.

Notes to Financial Statements (continued)

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by River Road Asset Management, LLC (“River Road”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in River Road.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2022, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Mid Cap Value	0.56%[1]

Large Cap Value Select	0.35%

Small Cap Value	0.80%

Dividend All Cap Value	0.60%

Small-Mid Cap Value	0.75%

International Value Equity	0.53%[2]

Focused Absolute Value	0.60%

[1]	Prior to June 14, 2021, the fee was 0.70% on the first $100 million, 0.65% on next $300 million, 0.60% in excess of $400 million.
[2]	Prior to August 16, 2021, the annual rate was 0.85%.

The Investment Manager has contractually agreed, through at least March 1, 2023 to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service 12b-1 fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses). The annual rate of the Funds’ average daily net assets subject to later reimbursement by the Funds in certain circumstances (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”) are as follows:

Mid Cap Value	0.76%[1]

Large Cap Value Select	0.60%[2]

Small Cap Value	N/A

Dividend All Cap Value	0.78%[3]

Small-Mid Cap Value	1.04%

International Value Equity	0.73%[4]

Focused Absolute Value	0.78%

[1]	Prior to June 14, 2021, the limitation was 0.82%.
[2]	Prior to June 11, 2021, the limitation was 0.69%.
[3]	Prior to January 1, 2021, the limitation was 0.99%.
[4]	Prior to August 16, 2021, the limitation was 1.12%.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At April 30, 2022, each Fund’s expiration of recoupment are as follows:

Expiration Period	Mid Cap Value	Large Cap Value Select	Dividend All Cap Value

Less than 1 year	—	$28,654	—

1-2 years	$329,833	52,069	$42,560

2-3 years	129,747	65,271	122,309

Total	$459,580	$145,994	$164,869

Expiration Period	International Value Equity	Focused Absolute Value

Less than 1 year	$98,984	$219,450

1-2 years	78,344	113,700

2-3 years	87,172	94,514

Total	$264,500	$427,664

Notes to Financial Statements (continued)

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, of each Fund in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For all Funds, except Large Cap Value Select, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses.

The impact on the annualized expense ratios for the six months ended April 30, 2022, were as follows:

Fund	Actual Amount Incurred

Mid Cap Value

Class N	0.24%

Large Cap Value Select

Class N	0.25%

Small Cap Value

Class N	0.25%

Dividend All Cap Value

Class N	0.25%

Small-Mid Cap Value

Class N	0.25%

International Value Equity

Class N	0.25%

Focused Absolute Value

Class N	0.24%

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder record keeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2022, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Mid Cap Value

Class N1	0.10%	0.10%

Class I1	0.05%	0.05%

Large Cap Value Select

Class N	0.10%	0.10%

Class I2	0.05%	0.03%

Small Cap Value

Class N	0.15%	0.10%

Class I	0.15%	0.09%

Dividend All Cap Value

Class N3	0.04%	0.04%

Class I3	0.04%	0.04%

Small-Mid Cap Value

Class N	0.15%	0.06%

Class I	0.15%	0.05%

International Value Equity

Class N4	0.05%	0.05%

Class I4	0.05%	0.05%

Focused Absolute Value

Class N	0.15%	0.04%

Class I	0.15%	0.04%

[1]	Prior to June 14, 2021, the maximum annual amount approved was 0.15%.
[2]	Prior to June 11, 2021, the maximum annual amount approved was 0.10%.
[3]	Prior to January 1, 2021, the maximum annual amount approved was 0.15%.
[4]	Prior to August 16, 2021, the maximum annual amount approved was 0.15%.

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Notes to Financial Statements (continued)

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. Mid Cap Value, Large Cap Value Select, and International Value Equity may participate as borrowing and lending funds; Focused Absolute Value may participate as a lending fund. At April 30, 2022, the Funds had no interfund loans outstanding.

The following Fund utilized the interfund loan program during the six months ended April 30, 2022 as follows:

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Mid Cap Value	$3,834,448	9	$891	0.942%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2022, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Mid Cap Value	$104,133,108	$153,841,067

Large Cap Value Select	17,381,215	19,096,274

Small Cap Value	126,509,902	124,210,659

Dividend All Cap Value	39,835,500	138,350,636

Small-Mid Cap Value	39,990,607	59,343,992

International Value Equity	2,087,834	2,916,349

Focused Absolute Value	76,309,780	129,574,356

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2022.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned.

Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2022, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Large Cap Value Select	$2,229,979	—	$2,355,026	$2,355,026

Small Cap Value	1,026,324	—	1,153,143	1,153,143

Dividend All Cap Value	2,475,272	—	2,722,626	2,722,626

Small-Mid Cap Value	3,202,231	—	3,494,634	3,494,634

Focused Absolute Value	2,470,339	—	2,711,127	2,711,127

The following table summarizes the securities received as collateral for securities lending at April 30, 2022:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Large Cap Value Select	U.S. Treasury Obligations	0.000%-7.500%	05/15/22-11/15/51

Small Cap Value	U.S. Treasury Obligations	0.000%-4.500%	05/19/22-05/15/50

Dividend All Cap Value	U.S. Treasury Obligations	0.000%-4.500%	05/19/22-08/15/50

Small-Mid Cap Value	U.S. Treasury Obligations	0.000%-4.500%	05/19/22-08/15/50

Focused Absolute Value	U.S. Treasury Obligations	0.000%-4.500%	05/19/22-05/15/50

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain

Notes to Financial Statements (continued)

countries may be subject to foreign taxes at the Fund level and would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. CREDIT AGREEMENT

Effective July 6, 2010, and amended and restated on July 21, 2021, AMG Funds IV entered into a Credit Agreement with BNYM (the “Credit Agreement”) which provides Small Cap Value, Dividend All Cap Value, Small-Mid Cap Value, and Focused Absolute Value (the “Participating Funds”) with a revolving line of credit of up to $50 million. The Credit Agreement expires in 365 days and can be renewed at the mutual agreement of AMG Funds IV and BNYM. The facility is shared by each Participating Fund in AMG Funds IV, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equal to the greater of the Prime Rate plus 1.25%, or 0.50% plus the Federal Funds Effective Rate plus 1.25%. The interest rate on outstanding Overnight Loans is equal to the greater of the Federal Funds Effective Rate plus 1.25%, or the One-Month London Interbank Offer Rate (“LIBOR”) plus 1.25%. The aforementioned LIBOR will be replaced by the greater of Term SOFR plus 0.11448% or the sum of Daily Simple SOFR plus 0.11448% upon when the LIBOR’s administrator has ceased or will cease to provide publication of the LIBOR or the LIBOR is no longer be representative of the underlying market and economic reality the LIBOR is intended to measure and that representativeness will not be restored. AMG Funds IV pays a commitment fee on the unutilized commitment amount of 0.175% per annum, which is allocated to the Participating Funds in AMG Funds IV based on average daily net assets and included in miscellaneous expense on the Statement of Operations. Interest incurred on loans utilized is included in the Statement of Operations as interest expense. At April 30, 2022, the Funds had no loans outstanding.

The following Funds utilized the line of credit during the six months ended April 30, 2022:

Fund	Weighted Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Dividend All Cap Value	$3,355,833	13	$1,641	1.354%

Focused Absolute Value	3,616,439	7	1,148	1.633%

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At April 30, 2022, the Funds had no repurchase agreements outstanding.

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements, except for effective July 1, 2022, the management fee and Expense Cap for Dividend All Cap Value will be reduced from 0.60% to 0.50% and 0.78% to 0.68%, respectively. The Expense Cap will be extended through at least March 1, 2024. Please refer to a current prospectus for additional information.

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program") as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

River Road Asset Management, LLC

Meidinger Tower

462 South Fourth Street, Suite 2000

Louisville, KY 40202

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

Garret W. Weston

This report is prepared for the Funds' shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds' website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund's proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds' website at amgfunds.com. To review a complete list of the Funds' portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap

Growth The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	043022	SAR082

SEMI-ANNUAL REPORT

AMG Funds April 30, 2022 AMG Veritas China Fund Class N: MMCFX | Class I: MIMFX AMG Veritas Global Focus Fund Class N: MFQAX | Class I: MFQTX

amgfunds.com	043022 SAR084

AMG Funds
Semi-Annual Report — April 30, 2022 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Veritas China Fund	5

AMG Veritas Global Focus Fund	8

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	11

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	13

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	14

Detail of changes in assets for the past two fiscal periods

Financial Highlights	15

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	19

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	25

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG

Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG Veritas China Fund

Based on Actual Fund Return

Class N	1.16%	$1,000	$709	$4.92

Class I	0.93%	$1,000	$710	$3.94

Based on Hypothetical 5% Annual Return

Class N	1.16%	$1,000	$1,019	$5.81

Class I	0.93%	$1,000	$1,020	$4.66
AMG Veritas Global Focus Fund

Based on Actual Fund Return

Class N	1.13%	$1,000	$869	$5.24

Class I	0.88%	$1,000	$870	$4.08

Based on Hypothetical 5% Annual Return

Class N	1.13%	$1,000	$1,019	$5.66

Class I	0.88%	$1,000	$1,020	$4.41

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)
Periods ended April 30, 2022

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2022.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Veritas China Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19, 20, 21, 23
Class N	(29.09%)	(39.52%)	4.36%	8.31%
Class I	(29.00%)	(39.36%)	4.62%	8.59%
MSCI China Index[24]	(25.05%)	(36.18%)	2.12%	3.75%
AMG Veritas Global Focus Fund3, 6, 7, 8, 10, 12, 15, 16, 17, 18, 19, 22, 23
Class N	(13.10%)	(9.41%)	8.38%	10.56%
Class I	(12.97%)	(9.18%)	8.65%	10.83%
MSCI World Index[25]	(11.30%)	(3.52%)	10.17%	10.05%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2022. All returns are in U.S. Dollars ($).

[2]

As of May 21, 2021, the Fund’s Subadviser was changed to Veritas Asset Management LLP. Prior to May 21, 2021, the Fund was known as the AMG Managers Emerging Opportunities Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to May 21, 2021, reflects the performance and investment strategies of the Fund’s previous Subadvisors, Next Century Growth Investors LLC, WEDGE Capital Management L.L.P. and RBC Global Asset Management (U.S.) Inc. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[3]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[4]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[5]

Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

[6]

Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[7]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[8]

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[9]   To the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

[10] When the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.

[11]  An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.

[12] Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

[13]  The application of the tax laws and regulations of the People’s Republic of China (“PRC”) to income, including capital gains, derived from certain investments of the Fund remains unclear, and may well continue to evolve, possibly with retroactive effect. Any taxes imposed on the Fund’s investments of the Fund pursuant to such laws and regulations will reduce the Fund’s overall returns.

[14]  Trading in China A-Shares through Stock Connect is subject to sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

[15]  The Fund may not be able to value its investments in a manner that accurately reflects their market values, and the Fund may not be able to sell an investment at a price equal to the valuation ascribed to that investment by the Fund.

[16]  The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[17] A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

[18] Investments in international securities are subject to certain risks of overseas investing including currency

3

Fund Performance
Periods ended April 30, 2022 (continued)

    fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[19]  The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small-and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[20]  The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[21]  The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[22]  As of May 21, 2021, the Fund’s Subadviser was changed to Veritas Asset Management LLP. Prior to May 21, 2021, the Fund was known as the AMG FQ Tax-Managed U.S. Equity Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to May 21, 2021, reflects the performance and investment strategies of the Fund’s previous Subadvisor, First Quadrant, L.P. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[23]  The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[24]  MSCI China Index captures large and mid cap representation across China A-Shares, H-Shares, B-Shares, Red chips, P chips and foreign listings (e.g.

    ADRs). Unlike the Fund, the MSCI China Index is unmanaged, is not available for investment and does not incur expenses.

[25]  The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI World Index is unmanaged, is not available for investment and does not incur expenses.

All MSCI data is provided ‘as is’. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG Veritas China Fund
Fund Snapshots (unaudited)
April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	23.9

Consumer Discretionary	21.0

Consumer Staples	13.7

Communication Services	9.2

Information Technology	6.4

Health Care	5.5

Utilities	5.2

Materials	2.9

Short-Term Investments	13.4

Other Assets Less Liabilities	(1.2)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Shenzhen Inovance Technology Co., Ltd., Class A (China)	10.0

Zhejiang Shuanghuan Driveline Co., Ltd. (CLSA Ltd.) (China)	7.8

Kweichow Moutai Co., Ltd., Class A (China)	6.6

JD.com, Inc., Class A (China)	6.5

ENN Energy Holdings, Ltd. (Cayman Islands)	5.1

NetEase, Inc. (China)	5.0

Estun Automation Co., Ltd., Class A (China)	4.9

Hangzhou First Applied Material Co., Ltd., Class A (China)	4.9

Luzhou Laojiao Co., Ltd., Class A (China)	4.8

Wuxi Lead Intelligent Equipment Co., Ltd., Class A (China)	4.2

Top Ten as a Group	59.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG Veritas China Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2022

	Shares	Value
Common Stocks - 80.0%

Communication Services - 9.2%

NetEase, Inc. (China)	202,000	$3,869,367

Tencent Holdings, Ltd. (China)	70,000	3,298,742

Total Communication Services		7,168,109

Consumer Discretionary - 13.2%

JD Health International, Inc. (China)*,1	400,000	2,493,624

JD.com, Inc., Class A (China)*	163,333	5,092,487

JS Global Lifestyle Co., Ltd. (Hong Kong)[1]	2,309,100	2,739,307

Total Consumer Discretionary		10,325,418

Consumer Staples - 13.7%

By-health Co., Ltd., Class A (China)	599,960	1,817,682

Kweichow Moutai Co., Ltd., Class A (China)	18,500	5,122,237

Luzhou Laojiao Co., Ltd., Class A (China)	116,935	3,710,954

Total Consumer Staples		10,650,873

Health Care - 5.5%

Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A (China)	233,944	2,888,517

Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (China)	30,000	1,418,460

Total Health Care		4,306,977

Industrials - 23.9%

Centre Testing International Group Co., Ltd.,

Class A (China)	240,700	793,132

Estun Automation Co., Ltd., Class A (China)	1,723,567	3,827,538

Guangzhou GRG Metrology & Test Co., Ltd.,

Class A (China)*	1,259,936	2,927,172

Shenzhen Inovance Technology Co., Ltd., Class A (China)	902,354	7,820,728

Wuxi Lead Intelligent Equipment Co., Ltd., Class A (China)	499,956	3,302,786

Total Industrials		18,671,356

	Shares	Value
Information Technology - 6.4%

Hangzhou First Applied Material Co., Ltd., Class A (China)	274,000	$3,806,605

Sunny Optical Technology Group Co., Ltd. (China)	80,000	1,165,911

Total Information Technology		4,972,516

Materials - 2.9%

Shandong Sinocera Functional Material Co., Ltd., Class A (China)	460,341	2,264,387

Utilities - 5.2%

ENN Energy Holdings, Ltd. (China)	300,000	4,018,523

Total Common Stocks
(Cost $90,604,810)		62,378,159

Participation Notes - 7.8%

Consumer Discretionary - 7.8%

Zhejiang Shuanghuan Driveline Co., Ltd. (CLSA Ltd.), 08/04/26 (China)	2,100,000	6,059,989

Total Participation Notes
(Cost $7,566,381)		6,059,989

Short-Term Investments - 13.4%

Other Investment Companies - 13.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%[2]	6,905,049	6,905,049

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37%[2]	3,557,197	3,557,197

Total Short-Term Investments
(Cost $10,462,246)		10,462,246

Total Investments - 101.2%
(Cost $108,633,437)		78,900,394

Other Assets, less Liabilities - (1.2)%		(920,023)

Net Assets - 100.0%		$77,980,371

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $5,232,931 or 6.7% of net assets.

[2]	Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

6

AMG Veritas China Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	–	$18,671,356	–	$18,671,356

Consumer Staples	–	10,650,873	–	10,650,873

Consumer Discretionary	–	10,325,418	–	10,325,418

Communication Services	–	7,168,109	–	7,168,109

Information Technology	–	4,972,516	–	4,972,516

Health Care	$2,888,517	1,418,460	–	4,306,977

Utilities	–	4,018,523	–	4,018,523

Materials	–	2,264,387	–	2,264,387

Participation Notes

Consumer Discretionary	–	6,059,989	–	6,059,989

Short-Term Investments

Other Investment Companies	10,462,246	–	–	10,462,246

Total Investments in Securities	$13,350,763	$65,549,631	–	$78,900,394

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2022, was as follows:

Country	% of Long-Term Investments

China	96.0

Hong Kong	4.0

100.0

The accompanying notes are an integral part of these financial statements.

7

AMG Veritas Global Focus Fund
Fund Snapshots (unaudited)
April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Health Care	31.2

Industrials	26.5

Communication Services	16.8

Information Technology	11.8

Consumer Staples	4.7

Consumer Discretionary	3.8

Financials	2.6

Short-Term Investments	2.9

Other Assets Less Liabilities	(0.3)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Alphabet, Inc., Class A	7.0

CVS Health Corp.	6.5

BAE Systems PLC (United Kingdom)	6.2

Canadian Pacific Railway, Ltd. (Canada)	6.0

Charter Communications, Inc., Class A	5.4

Vinci, S.A. (France)	4.8

Unilever PLC (United Kingdom)	4.7

Fiserv, Inc.	4.6

Meta Platforms, Inc., Class A	4.4

Safran SA (France)	4.3

Top Ten as a Group	53.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

8

AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2022

	Shares	Value

Common Stocks - 97.4%

Communication Services - 16.8%

Alphabet, Inc., Class A (United States)*	1,102	$2,514,973

Charter Communications, Inc., Class A (United States)*	4,550	1,949,630

Meta Platforms, Inc., Class A (United States)*	7,900	1,583,713

Total Communication Services		6,048,316

Consumer Discretionary - 3.8%

Amazon.com, Inc. (United States)*	550	1,367,097

Consumer Staples - 4.7%

Unilever PLC (United Kingdom)	36,900	1,712,679

Financials - 2.6%

Intercontinental Exchange, Inc. (United States)	4,770	552,414

Moody’s Corp. (United States)	1,228	388,637

Total Financials		941,051

Health Care - 31.2%

Baxter International, Inc. (United States)	20,727	1,472,861

Becton Dickinson and Co. (United States)	5,000	1,235,950

Catalent, Inc. (United States)*	14,100	1,276,896

Cochlear, Ltd. (Australia)	1,803	290,404

The Cooper Cos, Inc. (United States)	2,569	927,512

CVS Health Corp. (United States)	24,400	2,345,572

Embecta Corp. (United States)*	1,080	32,864

Illumina, Inc. (United States)*	1,300	385,645

Sonic Healthcare, Ltd. (Australia)	48,216	1,245,238

Thermo Fisher Scientific, Inc. (United States)	1,400	774,088

UnitedHealth Group, Inc. (United States)	2,500	1,271,375

Total Health Care		11,258,405

	Shares	Value

Industrials - 26.5%

Aena SME SA (Spain)*,1	8,100	$1,149,467

BAE Systems PLC (United Kingdom)	240,900	2,225,111

Canadian Pacific Railway, Ltd. (Canada)	29,600	2,167,312

CoStar Group, Inc. (United States)*	11,700	744,354

Safran SA (France)	14,500	1,557,277

Vinci, S.A. (France)	17,900	1,736,906

Total Industrials		9,580,427

Information Technology - 11.8%

Fiserv, Inc. (United States)*	16,800	1,645,056

Mastercard, Inc., Class A (United States)	3,800	1,380,844

Microsoft Corp. (United States)	4,400	1,221,088

Total Information Technology		4,246,988

Total Common Stocks
(Cost $35,645,823)		35,154,963

Short-Term Investments - 2.9%

Other Investment Companies - 2.9%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%[2]	692,290	692,290

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37%[2]	356,640	356,640

Total Short-Term Investments
(Cost $1,048,930)		1,048,930

Total Investments - 100.3%
(Cost $36,694,753)		36,203,893

Other Assets, less Liabilities - (0.3)%		(94,537)

Net Assets - 100.0%		$36,109,356

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of this security amounted to $1,149,467 or 3.2% of net assets.

[2]	Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

9

AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Health Care	$9,722,763	$1,535,642	–	$11,258,405

Industrials	2,911,666	6,668,761	–	9,580,427

Communication Services	6,048,316	–	–	6,048,316

Information Technology	4,246,988	–	–	4,246,988

Consumer Staples	–	1,712,679	–	1,712,679

Consumer Discretionary	1,367,097	–	–	1,367,097

Financials	941,051	–	–	941,051

Short-Term Investments

Other Investment Companies	1,048,930	–	–	1,048,930

Total Investments in Securities	$26,286,811	$9,917,082	–	$36,203,893

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2022, was as follows:

Country	% of Long-Term Investments

Australia	4.4

Canada	6.1

France	9.4

Spain	3.3

United Kingdom	11.2

United States	65.6

100.0

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities (unaudited)
April 30, 2022

	AMG Veritas China Fund	AMG Veritas Global Focus Fund

Assets:

Investments at value[1]	$78,900,394	$36,203,893

Interfund loan receivable	1,873,592	–

Dividend and interest receivables	7,783	67,447

Receivable for Fund shares sold	111,308	1,097

Receivable from affiliate	21,551	7,294

Prepaid expenses and other assets	15,607	11,618

Total assets	80,930,235	36,291,349

Liabilities:

Payable for investments purchased	2,716,440	–

Payable for Fund shares repurchased	146,146	120,559

Accrued expenses:

Investment advisory and management fees	47,191	21,640

Administrative fees	9,970	4,845

Distribution fees	–	686

Shareholder service fees	12,832	–

Other	17,285	34,263

Total liabilities	2,949,864	181,993

Net Assets	$77,980,371	$36,109,356

[1] Investments at cost	$108,633,437	$36,694,753

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities (continued)

	AMG Veritas China Fund	AMG Veritas Global Focus Fund

Net Assets Represent:

Paid-in capital	$120,108,424	$34,396,474

Total distributable earnings (loss)	(42,128,053)	1,712,882

Net Assets	$77,980,371	$36,109,356

Class N:

Net Assets	$67,646,853	$3,093,008

Shares outstanding	3,964,342	192,499

Net asset value, offering and redemption price per share	$17.06	$16.07

Class I:

Net Assets	$10,333,518	$33,016,348

Shares outstanding	575,180	2,057,720

Net asset value, offering and redemption price per share	$17.97	$16.05

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations (unaudited)
For the six months ended April 30, 2022

	AMG Veritas China Fund	AMG Veritas Global Focus Fund

Investment Income:

Dividend income	$93,067	$234,292

Interest income	151	37

Foreign withholding tax	(7,365)	(14,251)

Total investment income	85,853	220,078

Expenses:

Investment advisory and management fees	368,222	143,128

Administrative fees	77,794	32,044

Distribution fees - Class N	–	4,524

Shareholder servicing fees - Class N	100,151	–

Custodian fees	32,380	11,496

Professional fees	16,821	15,797

Registration fees	16,272	12,786

Reports to shareholders	14,680	7,206

Transfer agent fees	13,335	5,175

Trustee fees and expenses	3,965	1,554

Miscellaneous	2,948	1,610

Total expenses before offsets	646,568	235,320

Expense reimbursements	(64,098)	(42,798)

Net expenses	582,470	192,522

Net investment income (loss)	(496,617)	27,556

Net Realized and Unrealized Loss:

Net realized gain (loss) on investments	(11,299,673)	2,223,769

Net realized loss on foreign currency transactions	(70,933)	(4,797)

Net change in unrealized appreciation/depreciation on investments	(22,440,363)	(7,921,798)

Net change in unrealized appreciation/depreciation on foreign currency translations	648	(1,473)

Net realized and unrealized loss	(33,810,321)	(5,704,299)

Net decrease in net assets resulting from operations	$(34,306,938)	$(5,676,743)

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets
For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021

	AMG Veritas China Fund		AMG Veritas Global Focus Fund

	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$(496,617)	$(7,092)	$27,556	$35,614

Net realized gain (loss) on investments	(11,370,606)	82,285,507	2,218,972	44,153,426

Net change in unrealized appreciation/depreciation on investments	(22,439,715)	(34,376,117)	(7,923,271)	(23,383,983)

Net increase (decrease) in net assets resulting from operations	(34,306,938)	47,902,298	(5,676,743)	20,805,057

Distributions to Shareholders:

From net investment income and/or realized gain on investments:

Class N	–	(69,495,237)	(261,410)	(4,406,717)

Class I	–	(17,304,541)	(2,887,625)	(37,275,412)

From paid-in capital:

Class N	–	(11,557,485)	–	–

Class I	–	(2,877,852)	–	–

Total distributions to shareholders	–	(101,235,115)	(3,149,035)	(41,682,129)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(18,603,240)	43,144,460	(3,893,102)	7,037,835

Total decrease in net assets	(52,910,178)	(10,188,357)	(12,718,880)	(13,839,237)

Net Assets:

Beginning of period	130,890,549	141,078,906	48,828,236	62,667,473

End of period	$77,980,371	$130,890,549	$36,109,356	$48,828,236

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14

AMG Veritas China Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$24.13	$37.61	$41.44	$48.48	$50.06	$37.09

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.10)	(0.02)	0.09	(0.09)	(0.32)	(0.27)[4]

Net realized and unrealized gain (loss) on investments	(6.97)	15.11	(0.23)	1.70	4.45	13.38

Total income (loss) from investment operations	(7.07)	15.09	(0.14)	1.61	4.13	13.11

Less Distributions to Shareholders from:

Net investment income	–	(0.01)	–	–	–	–

Net realized gain on investments	–	(24.49)	(3.69)	(8.65)	(5.71)	(0.14)

Paid in capital	–	(4.07)	–	–	–	–

Total distributions to shareholders	–	(28.57)	(3.69)	(8.65)	(5.71)	(0.14)

Net Asset Value, End of Period	$17.06	$24.13	$37.61	$41.44	$48.48	$50.06

Total Return[3,5]	(29.09)%[6]	30.40%	(0.86)%	7.46%	8.82%	35.43%

Ratio of net expenses to average net assets	1.16%[7]	1.16%[8]	1.18%[8]	1.24%[8]	1.41%[8]	1.42%[8]

Ratio of gross expenses to average net assets[9]	1.28%[7]	1.24%	1.26%	1.34%	1.50%	1.51%

Ratio of net investment income (loss) to average net assets[3]	(0.99)%[7]	(0.05)%	0.24%	(0.23)%	(0.63)%	(0.62)%

Portfolio turnover	43%[6]	184%	75%	79%	55%	58%

Net assets end of period (000’s) omitted	$67,647	$111,537	$114,122	$138,695	$148,419	$148,915

15

AMG Veritas China Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$25.38	$38.58	$42.31	$49.19	$50.60	$37.40

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.09)	0.07	0.18	0.01	(0.20)	(0.16)[4]

Net realized and unrealized gain (loss) on investments	(7.32)	15.40	(0.22)	1.76	4.50	13.51

Total income (loss) from investment operations	(7.41)	15.47	(0.04)	1.77	4.30	13.35

Less Distributions to Shareholders from:

Net investment income	–	(0.11)	–	–	–	–

Net realized gain on investments	–	(24.47)	(3.69)	(8.65)	(5.71)	(0.15)

Paid in capital	–	(4.09)	–	–	–	–

Total distributions to shareholders	–	(28.67)	(3.69)	(8.65)	(5.71)	(0.15)

Net Asset Value, End of Period	$17.97	$25.38	$38.58	$42.31	$49.19	$50.60

Total Return[3,5]	(29.00)%[6]	30.75%	(0.62)%	7.72%	9.09%	35.80%

Ratio of net expenses to average net assets	0.93%[7]	0.93%[8]	0.93%[8]	0.99%[8]	1.16%[8]	1.17%[8]

Ratio of gross expenses to average net assets[9]	1.05%[7]	1.00%	1.01%	1.09%	1.25%	1.26%

Ratio of net investment income (loss) to average net assets[3]	(0.76)%[7]	0.19%	0.49%	0.02%	(0.38)%	(0.37)%

Portfolio turnover	43%[6]	184%	75%	79%	55%	58%

Net assets end of period (000’s) omitted	$10,334	$19,354	$26,957	$30,248	$28,485	$23,974

[1]	Effective February 27, 2017, Class S was renamed Class N.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.34) and $(0.23) for Class N and Class I shares, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]	Includes reduction from broker recapture amounting to 0.01%, 0.01%, 0.02%, 0.02% and 0.01% for the fiscal years ended 2021, 2020, 2019, 2018 and 2017, respectively.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

16

AMG Veritas Global Focus Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$19.85	$34.02	$34.33	$31.68	$29.69	$24.11

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.01)	(0.05)	0.07	0.09 [3]	0.03	0.03 [4]

Net realized and unrealized gain (loss) on investments	(2.44)	10.91	(0.25)	3.02	2.00	5.79

Total income (loss) from investment operations	(2.45)	10.86	(0.18)	3.11	2.03	5.82

Less Distributions to Shareholders from:

Net investment income	–	(0.05)	(0.08)	(0.05)	–	(0.24)

Net realized gain on investments	(1.33)	(24.98)	(0.05)	(0.41)	(0.04)	–

Total distributions to shareholders	(1.33)	(25.03)	(0.13)	(0.46)	(0.04)	(0.24)

Net Asset Value, End of Period	$16.07	$19.85	$34.02	$34.33	$31.68	$29.69

Total Return[2,5]	(13.10)%[6]	35.54%	(0.54)%	10.15%	6.84%	24.27%

Ratio of net expenses to average net assets	1.13%[7]	1.13%[8]	1.13%[8]	1.13%[8]	1.14%[8]	1.14%

Ratio of gross expenses to average net assets[9]	1.33%[7]	1.29%	1.29%	1.28%	1.26%	1.27%

Ratio of net investment income (loss) to average net assets[2]	(0.10)%[7]	(0.17)%	0.22%	0.28%	0.09%	0.13%

Portfolio turnover	8%[6]	109%	45%	34%	31%	75%

Net assets end of period (000’s) omitted	$3,093	$4,230	$6,922	$8,188	$9,622	$12,131

17

AMG Veritas Global Focus Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$19.80	$34.00	$34.31	$31.69	$29.72	$24.14

Income (loss) from Investment Operations:

Net investment income[1,2]	0.01	0.02	0.16	0.17 [3]	0.11	0.10 [4]

Net realized and unrealized gain (loss) on investments	(2.43)	10.91	(0.25)	3.00	2.00	5.79

Total income (loss) from investment operations	(2.42)	10.93	(0.09)	3.17	2.11	5.89

Less Distributions to Shareholders from:

Net investment income	–	(0.15)	(0.17)	(0.14)	(0.10)	(0.31)

Net realized gain on investments	(1.33)	(24.98)	(0.05)	(0.41)	(0.04)	–

Total distributions to shareholders	(1.33)	(25.13)	(0.22)	(0.55)	(0.14)	(0.31)

Net Asset Value, End of Period	$16.05	$19.80	$34.00	$34.31	$31.69	$29.72

Total Return[2,5]	(12.97)%[6]	35.85%	(0.27)%	10.40%	7.13%	24.57%

Ratio of net expenses to average net assets	0.88%[7]	0.88%[8]	0.88%[8]	0.88%[8]	0.89%[8]	0.89%

Ratio of gross expenses to average net assets[9]	1.08%[7]	1.04%	1.04%	1.03%	1.01%	1.02%

Ratio of net investment income to average net assets[2]	0.15%[7]	0.08%	0.47%	0.53%	0.34%	0.38%

Portfolio turnover	8%[6]	109%	45%	34%	31%	75%

Net assets end of period (000’s) omitted	$33,016	$44,598	$55,746	$61,767	$63,440	$60,421

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.06 and $0.14 for Class N and Class I, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.01 and $0.08 for Class N and Class I, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]	Includes reduction from broker recapture amounting to less than 0.01%, 0.01%, 0.01% and less than 0.01% for the fiscal years ended 2021, 2020, 2019 and 2018, respectively.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

18

Notes to Financial Statements (unaudited)
April 30, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Veritas China Fund (“China Fund”) and AMG Veritas Global Focus Fund (“Global Focus”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N and Class I shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds are non-diversified. A greater percentage of the Funds’ holdings may be focused in a smaller number of securities which may place the Funds at greater risk than a more diversified fund.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

For the Funds, equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

Participation notes (“P-Notes”) are valued using the underlying equity security’s official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that a Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed

19

Notes to Financial Statements (continued)

based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in

December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax equalization utilized. Temporary differences are primarily due to the deferral of qualified late year losses, certain investments in partnerships and wash sale loss deferrals.

At April 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Depreciation

China Fund	$108,633,437	–	$(29,733,043)	$(29,733,043)

Global Focus	36,694,753	$4,608,837	(5,099,697)	(490,860)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2021, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2022, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITALSTOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

20

Notes to Financial Statements (continued)

For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021, the capital stock transactions by class for the Funds were as follows:

		China Fund				Global Focus

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	33,802	$730,112	155,072	$6,425,694	1,905	$34,711	14,273	$328,453

Reinvestment of distributions	–	–	2,755,480	79,800,381	13,284	240,965	214,857	4,129,993

Cost of shares repurchased	(691,772)	(15,044,229)	(1,322,201)	(45,625,930)	(35,807)	(659,093)	(219,484)	(4,997,668)

Net increase (decrease)	(657,970)	$(14,314,117)	1,588,351	$40,600,145	(20,618)	$(383,417)	9,646	$(539,222)

Class I:

Proceeds from sale of shares	83,091	$1,906,394	215,703	$8,470,854	23,104	$417,893	36,767	$1,104,339

Reinvestment of distributions	–	–	637,539	19,357,411	156,775	2,837,633	1,848,846	35,461,375

Cost of shares repurchased	(270,583)	(6,195,517)	(789,317)	(25,283,950)	(374,739)	(6,765,211)	(1,272,449)	(28,988,657)

Net increase (decrease)	(187,492)	$(4,289,123)	63,925	$2,544,315	(194,860)	$(3,509,685)	613,164	$7,577,057

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2022, the Funds had no Repurchase Agreements outstanding.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Veritas Asset Management LLP (“Veritas”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Veritas.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2022, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

China Fund[1]	0.71%

Global Focus[2]	0.67%

[1]	Prior to June 25, 2021, the investment management fees were 0.74%.

[2]	Prior to June 25, 2021, the investment management fees were 0.70%.

The Investment Manager has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees,

21

Notes to Financial Statements (continued)

brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of China Fund and Global Focus to 0.93% and 0.88%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances. Prior to June 25, 2021, the total annual Fund operating expense limitation was 0.94% of China Fund’s and 0.89% of Global Focus’s average daily net assets.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

At April 30, 2022, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	China Fund	Global Focus

Less than 1 year	$117,653	$95,059

1-2 years	89,093	89,539

2-3 years	136,608	102,469

Total	$343,354	$287,067

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Global Focus has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the

1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Global Focus may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For Class N shares of China Fund, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N shares of China Fund may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2022, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

China Fund

Class N	0.25%	0.23%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2022, China Fund, as a lending fund, had an interfund loan of $1,873,592 outstanding and Global Focus had no interfund loans outstanding.

22

Notes to Financial Statements (continued)

The following Funds utilized the interfund loan program during the six months ended April 30, 2022 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

China Fund	$1,642,550	3	$151	1.117%

Global Focus	164,755	7	37	1.180%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2022, were as follows:

	Long Term Securities

Fund	Purchases	Sales

China Fund	$40,575,074	$46,194,226

Global Focus	3,361,885	10,087,709

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2022.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The Funds did not have any securities on loan at April 30, 2022.

5. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. GEOGRAPHICAL FOCUS RISK

China Fund is particularly susceptible to risks in the Greater China region, which consists of (the People’s Republic of China (“PRC”), Hong Kong, Taiwan or issuers that are not located in the Greater China Region, but derive a majority (over 50%) of their income from the Greater China Region. Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. U.S. or foreign government restrictions or intervention could negatively affect the implementation of the China Fund’s investment strategies, for example by precluding the China Fund from making certain investments or causing the China Fund to sell investments at disadvantageous times. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy may be adversely impacted by a slowdown in export growth. China Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

7. PARTICIPATION NOTES

China Fund invests in P-Notes to gain exposure to issuers in certain countries. P-Notes are a type of equity-linked derivative that generally are traded in the over-the counter market and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, P-Notes entail the risks that the counterparty or issuer of the P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Additionally, while P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a P-Note will be willing to repurchase such instrument when a Fund wishes to sell it.

23

Notes to Financial Statements (continued)

8. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

9. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At April 30, 2022, the Funds had no repurchase agreements outstanding.

10. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

24

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

25

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Veritas Asset Management LLP

1 Smart’s Place

London, WC2B 5LW

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

Garrett W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	043022 SAR084

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer
Date:	July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer
Date:	July 6, 2022

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer
Date:	July 6, 2022